UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04000

SUMMIT MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2009

Item 1. Report to Stockholders.


Summit Zenith
Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

4	Economic Sectors and Average Annual Total Returns
5	Shareholder Expense Example
6	Statement of Net Assets
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Notes to Financial Statements
16	Financial Highlights
18	Explanation of Financial Tables
19	Proxy Voting
20	Availability of Quarterly Portfolio Holdings

Zenith Portfolio
Economic Sectors
June 30, 2009

% of Total
economic sectors	Investments

Consumer Discretionary	6.6%
Consumer Staples	12.1%
Energy	15.2%
Financials	20.5%
Health Care	9.7%
Industrials	10.1%
Information Technology	9.8%
Materials	2.2%
Telecommunications Services	5.8%
Time Deposit	2.6%
Utilities	5.4%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

	6 months	1 year	5 years	10 years
Summit Zenith Portfolio	2.39%	-28.38%	-1.92%	2.60%
Russell 1000 Value Index	-2.87%	-29.03%	-2.13%	-0.15%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,024.10	$3.71
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.12	$3.71

* Expenses are equal to the Fund's annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365.

ZENITH PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

EQUITY SECURITIES - 97.3%	SHARES	VALUE
Capital Markets - 5.9%
AllianceBernstein Holding LP*	59,300	$1,191,337
Bank of New York Mellon Corp.	93,658	2,745,116
Goldman Sachs Group, Inc.	10,400	1,533,376
Legg Mason, Inc.	70,000	1,706,600
Morgan Stanley	57,100	1,627,921
		8,804,350

Chemicals - 1.0%
Dow Chemical Co.	89,500	1,444,530

Commercial Banks - 1.3%
Wells Fargo & Co.	80,600	1,955,356

Communications Equipment - 4.9%
Cisco Systems, Inc.*	182,100	3,394,344
Motorola, Inc.	236,700	1,569,321
Nokia Oyj (ADR)	159,600	2,326,968
		7,290,633

Computers & Peripherals - 1.5%
International Business Machines Corp.	21,400	2,234,588

Consumer Finance - 1.2%
Discover Financial Services	178,100	1,829,087

Diversified Financial Services - 4.1%
Bank of America Corp.	157,584	2,080,109
JPMorgan Chase & Co.	116,504	3,973,951
		6,054,060

Diversified Telecommunication Services - 5.8%
AT&T, Inc.	147,900	3,673,836
Frontier Communications Corp.	291,600	2,082,024
Verizon Communications, Inc.	90,900	2,793,357
		8,549,217

Electric Utilities - 5.4%
Duke Energy Corp.	273,244	3,986,630
Southern Co.	127,200	3,963,552
		7,950,182

Electrical Equipment - 1.8%
Emerson Electric Co.	80,300	2,601,720

Electronic Equipment and Instruments - 1.3%
Tyco Electronics Ltd.	103,325	1,920,812

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Food & Staples Retailing - 7.8%
CVS Caremark Corp.	95,400	$3,040,398
Kroger Co.	169,800	3,744,090
Walgreen Co.	55,700	1,637,580
Wal-Mart Stores, Inc.	63,900	3,095,316
		11,517,384

Food Products - 4.3%
Kraft Foods, Inc.	123,872	3,138,916
Unilever NV	135,800	3,283,644
		6,422,560

Health Care Equipment & Supplies - 1.5%
Covidien plc	57,425	2,149,992

Health Care Providers & Services - 2.3%
WellPoint, Inc.*	66,900	3,404,541

Household Durables - 1.0%
Sony Corp. (ADR)	57,600	1,489,536

Industrial Conglomerates - 5.7%
3M Co.	67,100	4,032,710
General Electric Co.	191,200	2,240,864
Tyco International Ltd.	86,425	2,245,321
		8,518,895

Insurance - 6.3%
Allstate Corp.	79,200	1,932,480
Berkshire Hathaway, Inc., Class B*	855	2,475,849
MetLife, Inc.	76,500	2,295,765
Travelers Co.'s, Inc.	66,300	2,720,952
		9,425,046

Machinery - 1.0%
Caterpillar, Inc.	46,000	1,519,840

Media - 5.6%
CBS Corp., Class B	174,074	1,204,592
Comcast Corp.	197,600	2,863,224
Gannett Co., Inc.	86,200	307,734
News Corp., Class B	176,300	1,863,491
Time Warner, Inc.	85,166	2,145,332
		8,384,373

Metals & Mining - 1.2%
Newmont Mining Corp.	43,800	1,790,106

Oil, Gas & Consumable Fuels - 15.2%
Anadarko Petroleum Corp.	61,700	2,800,563
BP plc (ADR)	77,000	3,671,360
ConocoPhillips	83,942	3,530,601
Devon Energy Corp.	46,300	2,523,350
Marathon Oil Corp.	124,500	3,751,185

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Oil, Gas & Consumable Fuels - Cont'd
Royal Dutch Shell plc (ADR)	69,300	$3,478,167
Spectra Energy Corp.	164,372	2,781,174
		22,536,400

Pharmaceuticals - 5.9%
GlaxoSmithKline plc (ADR)	70,900	2,505,606
Johnson & Johnson	52,900	3,004,720
Pfizer, Inc.	218,200	3,273,000
		8,783,326

Real Estate Investment Trusts - 1.6%
Equity Residential	108,900	2,420,847

Road & Rail - 1.6%
Burlington Northern Santa Fe Corp.	32,200	2,367,988

Software - 2.1%
Microsoft Corp.	132,000	3,137,640

Total Equity Securities (Cost $203,638,150)		144,503,009

	Principal
TIME DEPOSIT - 2.6%	Amount
State Street Corp. Time Deposit, 0.01%, 7/1/09	$3,882,000	3,882,000

Total Time Deposit (Cost $3,882,000)		3,882,000

TOTAL INVESTMENTS (Cost $207,520,150) - 99.9%		148,385,009
Other assets and liabilities, net - 0.1%		120,074
NET ASSETS - 100%		$148,505,083

Net Assets Consist of:
Paid-in capital applicable to 2,932,875 shares of common stock outstanding;
$0.10 par value, 40,000,000 shares authorized		$236,233,444
Undistributed net investment income		2,062,588
Accumulated net realized gain (loss) on investments		(30,655,808)
Net unrealized appreciation (depreciation) on investments		(59,135,141)

Net Assets		$148,505,083

Net Asset Value per share		$50.63

*Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership

See notes to financial statements.

Zenith Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $42,399)	$2,260,668
Interest income	61,469
Total investment income	2,322,137

Expenses:
Investment advisory fee	433,659
Transfer agent fees and expenses	1,809
Accounting fees	11,868
Directors' fees and expenses	13,165
Administrative fees	67,759
Custodian fees	10,536
Reports to shareholders	26,920
Professional fees	11,086
Miscellaneous	5,776
Total expenses	582,578
Reimbursement from Advisor	(80,876)
Fees paid indirectly	(284)
Net expenses	501,418

Net Investment Income	1,820,719

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(28,512,499)
Change in unrealized appreciation (depreciation)	30,613,635

Net Realized and Unrealized Gain
(Loss) on Investments	2,101,136

Increase (Decrease) in Net Assets
Resulting From Operations	$3,921,855

See notes to financial statements.

Zenith Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$1,820,719	$1,094,473
Net realized gain (loss)	(28,512,499)	649,111
Change in unrealized appreciation or (depreciation)	30,613,635	(20,707,578)

Increase (Decrease) in Net Assets
Resulting From Operations	3,921,855	(18,963,994)

Distributions to shareholders from:
Net investment income	--	(1,753,024)
Net realized gain	--	(5,154,085)
Total distributions	--	(6,907,109)

Capital share transactions:
Shares sold	8,696,694	6,549,955
Reinvestment of distributions	--	6,907,105
Shares issued from merger (See Note A)	--	107,884,520
Shares redeemed	(8,538,823)	(9,202,613)
Total capital share transactions	157,871	112,138,967

Total Increase (Decrease) in Net Assets	4,079,726	86,267,864

Net Assets
Beginning of period	144,425,357	58,157,493
End of period (including undistributed net investment income
of $2,062,588 and $241,869, respectively)	$148,505,083	$144,425,357

Capital Share Activity
Shares sold	196,605	99,232
Reinvestment of distributions	--	99,493
Shares issued from merger (See Note A)	--	2,227,178
Shares redeemed	(184,323)	(130,949)
Total capital share activity	12,282	2,294,954

See notes to financial statements.

Notes to Financial Statements

Note A --- Signifcant Accounting Policies

General: The Summit Zenith Portfolio (the "Portfolio"), a series of Summit Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

On December 12, 2008, the net assets of the Ameritas Income & Growth Portfolio, a series of Calvert Variable Series, Inc. merged into Summit Mutual Funds, Inc., Zenith Portfolio. The merger was accomplished by a tax-free exchange of 13,716,124 shares of Ameritas Income & Growth Portfolio (valued at $107,884,520) for 2,227,178 shares of the Summit Zenith Portfolio outstanding at December 12, 2008. The Ameritas Income & Growth Portfolio's net assets as of December 12, 2008, including $74,101,129 of unrealized depreciation, were combined with those of Summit Zenith Portfolio.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$144,503,009	--	--	$144,503,009
Other debt obligations	--	$3,882,000	--	3,882,000
TOTAL	$144,503,009	$3,882,000	--	$148,385,009

*For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.64% of the Portfolio's average daily net assets. Under the terms of the agreement, $79,541 was payable at period end. In addition, $11,255 was payable at period end for operating expenses paid by the Advisor during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is 0.74%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $12,443 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $32 for the six months ended June 30, 2009. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $27,988,292 and $22,547,916, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $207,646,071. Net unrealized depreciation aggregated $59,261,062, of which $900,133 related to appreciated securities and $60,161,195 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $2,277,664 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2015. The Portfolio's use of net capital loss carryforwards acquired from Ameritas Income & Growth Portfolio may be limited under certain tax provisions.

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Zenith Portfolio	2009	2008	2007
Net asset value, beginning	$49.45	$92.96	$101.12
Income from investment operations
Net investment income (loss)	.62	.61	1.64
Net realized and unrealized gain (loss)	.56	(34.05)	(.06)
Total from investment operations	1.18	(33.44)	1.58
Distributions from
Net investment income	--	(1.95)	(1.42)
Net realized gain	--	(8.12)	(8.32)
Total distributions	--	(10.07)	(9.74)
Total increase (decrease) in net asset value	1.18	(43.51)	(8.16)
Net asset value, ending	$50.63	$49.45	$92.96

Total return*	2.39%	(39.49%)	1.40%
Ratios to average net assets: A
Net investment income (loss)	2.69% (a)	2.14%	1.61%
Total expenses	.86% (a)	.90%	.87%
Expenses before offsets	.74% (a)	.90%	.87%
Net expenses	.74% (a)	.90%	.87%
Portfolio turnover	17%	34%	42%
Net assets, ending (in thousands)	$148,505	$144,425	$58,157

		Years Ended
	December 31,	December 31,	December 31,
Zenith Portfolio	2006	2005	2004
Net asset value, beginning	$91.78	$91.30	$80.76
Income from investment operations
Net investment income (loss)	1.42	1.35	1.47
Net realized and unrealized gain (loss)	18.02	4.57	10.33
Total from investment operations	19.44	5.92	11.80
Distributions from
Net investment income	(1.42)	(1.43)	(1.26)
Net realized gain	(8.68)	(4.01)	--
Total distributions	(10.10)	(5.44)	(1.26)
Total increase (decrease) in net asset value	9.34	.48	10.54
Net asset value, ending	$101.12	$91.78	$91.30

Total return*	23.12%	6.92%	14.77%
Ratios to average net assets: A
Net investment income (loss)	1.57%	1.49%	1.74%
Total expenses	.88%	.89%	.91%
Expenses before offsets	.88%	.89%	.91%
Net expenses	.88%	.89%	.91%
Portfolio turnover	61%	57%	69%
Net assets, ending (in thousands)	$62,428	$52,795	$51,864

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


S&P 500 Index
Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

4	Economic Sectors and Average Annual Returns
5	Shareholder Expense Example
6	Statement of Net Assets
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Notes to Financial Statements
27	Financial Highlights
29	Explanation of Financial Tables
30	Proxy Voting and Availability of Quarterly Portfolio Holdings

S&P 500 Index Portfolio
Economic Sectors
June 30, 2009

% of Total
Economic Sectors	Investments

Consumer Discretionary	8.8%
Consumer Staples	11.8%
Energy	12.2%
Exchange Traded Funds	0.1%
Financials	13.4%
Government	0.3%
Health Care	13.8%
Industrials	9.7%
Information Technology	18.2%
Materials	3.2%
Telecommunications Services	3.5%
Time Deposit	1.0%
Utilities	4.0%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

	6 months	1 year	5 years	10 years
Summit S&P 500 Index Portfolio	3.06%	-26.28%	-2.54%	-2.60%
S&P 500 Index	3.16%	-26.21%	-2.24%	-2.22%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,030.60	$1.91
Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.91	$1.91

* Expenses are equal to the Fund's annualized expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 181/365.

S&P 500 INDEX PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

EQUITY SECURITIES - 98.9%	SHARES	VALUE
Aerospace & Defense - 2.6%
Boeing Co.	18,874	$802,145
General Dynamics Corp.	10,035	555,839
Goodrich Corp.	3,213	160,554
Honeywell International, Inc.	19,344	607,401
L-3 Communications Holdings, Inc.	3,082	213,829
Lockheed Martin Corp.	8,495	685,122
Northrop Grumman Corp.	8,412	384,260
Precision Castparts Corp.	3,638	265,683
Raytheon Co.	10,248	455,319
Rockwell Collins, Inc.	4,107	171,385
United Technologies Corp.	24,483	1,272,137
		5,573,674

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	4,425	230,764
Expeditors International of Washington, Inc.	5,509	183,670
FedEx Corp.	8,091	450,022
United Parcel Service, Inc., Class B	25,859	1,292,691
		2,157,147

Airlines - 0.1%
Southwest Airlines Co.	19,234	129,445

Auto Components - 0.2%
Goodyear Tire & Rubber Co.*	6,278	70,690
Johnson Controls, Inc.	15,450	335,574
		406,264

Automobiles - 0.3%
Ford Motor Co.*	83,690	507,998
Harley-Davidson, Inc.	6,071	98,411
		606,409

Beverages - 2.6%
Brown-Forman Corp., Class B	2,549	109,556
Coca-Cola Co.	51,741	2,483,051
Coca-Cola Enterprises, Inc.	8,246	137,296
Constellation Brands, Inc.*	5,061	64,173
Dr Pepper Snapple Group, Inc.*	6,593	139,706
Molson Coors Brewing Co., Class B	3,894	164,833
Pepsi Bottling Group, Inc.	3,521	119,151
PepsiCo, Inc.	40,443	2,222,747
		5,440,513

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Biotechnology - 1.8%
Amgen, Inc.*	26,327	$1,393,751
Biogen Idec, Inc.*	7,504	338,806
Celgene Corp.*	11,943	571,353
Cephalon, Inc.*	1,920	108,768
Genzyme Corp.*	7,053	392,640
Gilead Sciences, Inc.*	23,571	1,104,066
		3,909,384

Building Products - 0.0%
Masco Corp.	9,334	89,420

Capital Markets - 3.0%
Ameriprise Financial, Inc.	6,629	160,886
Bank of New York Mellon Corp.	31,087	911,160
Charles Schwab Corp.	24,361	427,292
E*Trade Financial Corp.*	26,104	33,413
Federated Investors, Inc., Class B	2,316	55,792
Franklin Resources, Inc.	3,937	283,503
Goldman Sachs Group, Inc.	13,061	1,925,714
Invesco Ltd.	10,556	188,108
Janus Capital Group, Inc.	4,113	46,888
Legg Mason, Inc.	3,787	92,327
Morgan Stanley	35,150	1,002,126
Northern Trust Corp.	6,198	332,709
State Street Corp.	12,840	606,048
T. Rowe Price Group, Inc.	6,656	277,356
		6,343,322

Chemicals - 1.8%
Air Products & Chemicals, Inc.	5,449	351,951
CF Industries Holdings, Inc.	1,287	95,418
Dow Chemical Co.	27,979	451,581
Eastman Chemical Co.	1,887	71,517
Ecolab, Inc.	4,360	169,996
EI Du Pont de Nemours & Co.	23,471	601,327
International Flavors & Fragrances, Inc.	2,046	66,945
Monsanto Co.	14,192	1,055,033
PPG Industries, Inc.	4,269	187,409
Praxair, Inc.	7,981	567,210
Sigma-Aldrich Corp.	3,174	157,304
		3,775,691

Commercial Banks - 2.6%
BB&T Corp.	16,822	369,748
Comerica, Inc.	3,930	83,119
Fifth Third Bancorp	19,111	135,688
First Horizon National Corp.*	5,701	68,407
Huntington Bancshares, Inc.	14,136	59,088
KeyCorp	18,409	96,463
M&T Bank Corp.	2,121	108,023
Marshall & Ilsley Corp.	9,188	44,102

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Commercial Banks - Cont'd
PNC Financial Services Group, Inc.	11,969	$464,517
Regions Financial Corp.	30,036	121,345
SunTrust Banks, Inc.	12,069	198,535
US Bancorp	49,198	881,628
Wells Fargo & Co.	121,079	2,937,377
Zions Bancorporation	2,996	34,634
		5,602,674

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	2,998	76,989
Cintas Corp.	3,416	78,021
Pitney Bowes, Inc.	5,365	117,654
Republic Services, Inc.	8,367	204,239
RR Donnelley & Sons Co.	5,333	61,970
Stericycle, Inc.*	2,217	114,242
Waste Management, Inc.	12,776	359,772
		1,012,887

Communications Equipment - 3.0%
Ciena Corp.*	2,464	25,502
Cisco Systems, Inc.*	149,993	2,795,870
Corning, Inc.	40,439	649,450
Harris Corp.	3,474	98,523
JDS Uniphase Corp.*	5,972	34,160
Juniper Networks, Inc.*	13,569	320,228
Motorola, Inc.	59,256	392,867
QUALCOMM, Inc.	43,039	1,945,363
Tellabs, Inc.*	10,523	60,297
		6,322,260

Computers & Peripherals - 5.4%
Apple, Inc.*	23,199	3,304,234
Dell, Inc.*	44,972	617,466
EMC Corp.*	52,326	685,471
Hewlett-Packard Co.	62,054	2,398,387
International Business Machines Corp.	34,363	3,588,184
Lexmark International, Inc.*	2,129	33,745
NetApp, Inc.*	8,595	169,493
QLogic Corp.*	3,225	40,893
SanDisk Corp.*	5,881	86,392
Sun Microsystems, Inc.*	19,374	178,628
Teradata Corp.*	4,500	105,435
Western Digital Corp.*	6,055	160,457
		11,368,785

Construction & Engineering - 0.2%
Fluor Corp.	4,720	242,089
Jacobs Engineering Group, Inc.*	3,201	134,730
Quanta Services, Inc.*	4,995	115,534
		492,353

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Construction Materials - 0.1%
Vulcan Materials Co.	3,169	$136,584

Consumer Finance - 0.6%
American Express Co.	30,879	717,628
Capital One Financial Corp.	11,634	254,552
Discover Financial Services	12,512	128,498
SLM Corp.*	12,168	124,965
		1,225,643

Containers & Packaging - 0.2%
Ball Corp.	2,436	110,010
Bemis Co., Inc.	2,595	65,394
Owens-Illinois, Inc.*	4,341	121,591
Pactiv Corp.*	3,417	74,149
Sealed Air Corp.	4,103	75,700
		446,844

Distributors - 0.1%
Genuine Parts Co.	4,144	139,073

Diversified Consumer Services - 0.2%
Apollo Group, Inc.*	2,778	197,571
DeVry, Inc.	1,600	80,064
H&R Block, Inc.	8,833	152,193
		429,828

Diversified Financial Services - 3.7%
Bank of America Corp.	210,311	2,776,105
CIT Group, Inc.	10,340	22,231
Citigroup, Inc.	142,309	422,658
CME Group, Inc.	1,726	536,976
IntercontinentalExchange, Inc.*	1,889	215,799
JPMorgan Chase & Co.	101,449	3,460,425
Leucadia National Corp.*	4,786	100,937
Moody's Corp.	4,953	130,512
NYSE Euronext	6,731	183,420
The NASDAQ OMX Group, Inc.*	3,569	76,055
		7,925,118

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	153,429	3,811,176
CenturyTel, Inc.	2,609	80,096
Embarq Corp.	3,707	155,916
Frontier Communications Corp.	8,101	57,841
Qwest Communications International, Inc.	38,190	158,489
Verizon Communications, Inc.	73,842	2,269,165
Windstream Corp.	11,477	95,948
		6,628,631

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Electric Utilities - 2.3%
Allegheny Energy, Inc.	4,405	$112,988
American Electric Power Co., Inc.	12,398	358,178
Duke Energy Corp.	33,318	486,110
Edison International	8,467	266,372
Entergy Corp.	5,100	395,352
Exelon Corp.	17,110	876,203
FirstEnergy Corp.	7,926	307,133
FPL Group, Inc.	10,626	604,194
Northeast Utilities	4,478	99,904
Pepco Holdings, Inc.	5,763	77,455
Pinnacle West Capital Corp.	2,625	79,144
PPL Corp.	9,754	321,492
Progress Energy, Inc.	7,164	271,014
Southern Co.	20,208	629,681
		4,885,220

Electrical Equipment - 0.4%
Cooper Industries Ltd.	4,346	134,943
Emerson Electric Co.	19,621	635,721
Rockwell Automation, Inc.	3,685	118,362
		889,026

Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc.*	8,929	181,348
Amphenol Corp.	4,450	140,798
FLIR Systems, Inc.*	3,918	88,390
Jabil Circuit, Inc.	5,557	41,233
Molex, Inc.	3,686	57,317
		509,086

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	8,029	292,577
BJ Services Co.	7,585	103,384
Cameron International Corp.*	5,633	159,414
Diamond Offshore Drilling, Inc.	1,807	150,071
ENSCO International, Inc.	3,686	128,531
FMC Technologies, Inc.*	3,214	120,782
Halliburton Co.	23,315	482,621
Nabors Industries Ltd.*	7,357	114,622
National Oilwell Varco, Inc.*	10,847	354,263
Rowan Co.'s, Inc.	2,935	56,704
Schlumberger Ltd.	31,086	1,682,063
Smith International, Inc.	5,700	146,775
		3,791,807

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	11,261	514,628
CVS Caremark Corp.	37,824	1,205,451
Kroger Co.	16,956	373,880
Safeway, Inc.	11,152	227,166

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Food & Staples Retailing - Cont'd
SUPERVALU, Inc.	5,503	$71,264
Sysco Corp.	15,325	344,506
Walgreen Co.	25,789	758,196
Wal-Mart Stores, Inc.	58,103	2,814,509
Whole Foods Market, Inc.	3,651	69,296
		6,378,896

Food Products - 1.8%
Archer-Daniels-Midland Co.	16,681	446,550
Campbell Soup Co.	5,325	156,661
ConAgra Foods, Inc.	11,626	221,592
Dean Foods Co.*	4,598	88,236
General Mills, Inc.	8,520	477,290
H.J. Heinz Co.	8,179	291,990
Hershey Co.	4,307	155,052
Hormel Foods Corp.	1,857	64,141
J.M. Smucker Co.	3,080	149,873
Kellogg Co.	6,551	305,080
Kraft Foods, Inc.	38,185	967,608
McCormick & Co., Inc.	3,383	110,049
Sara Lee Corp.	18,075	176,412
Tyson Foods, Inc.	7,857	99,077
		3,709,611

Gas Utilities - 0.1%
EQT Corp.	3,403	118,799
Nicor, Inc.	1,175	40,678
Questar Corp.	4,512	140,143
		299,620

Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	15,734	833,273
Becton Dickinson & Co.	6,231	444,333
Boston Scientific Corp.*	39,082	396,291
C.R. Bard, Inc.	2,585	192,453
DENTSPLY International, Inc.	3,863	117,899
Hospira, Inc.*	4,152	159,935
Intuitive Surgical, Inc.*	984	161,041
Medtronic, Inc.	29,050	1,013,554
St. Jude Medical, Inc.*	9,001	369,941
Stryker Corp.	6,186	245,832
Varian Medical Systems, Inc.*	3,233	113,608
Zimmer Holdings, Inc.*	5,594	238,304
		4,286,464

Health Care Providers & Services - 2.1%
Aetna, Inc.	11,622	291,131
AmerisourceBergen Corp.	7,918	140,465
Cardinal Health, Inc.	9,371	286,284
CIGNA Corp.	7,047	169,762

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Health Care Providers & Services - Cont'd
Coventry Health Care, Inc.*	3,944	$73,792
DaVita, Inc.*	2,701	133,592
Express Scripts, Inc.*	7,035	483,656
Humana, Inc.*	4,387	141,525
Laboratory Corp. of America Holdings*	2,814	190,761
McKesson Corp.	7,118	313,192
Medco Health Solutions, Inc.*	12,544	572,132
Patterson Co.'s, Inc.*	2,378	51,603
Quest Diagnostics, Inc.	3,905	220,359
Tenet Healthcare Corp.*	11,466	32,334
UnitedHealth Group, Inc.	30,933	772,706
WellPoint, Inc.*	12,603	641,367
		4,514,661

Health Care Technology - 0.0%
IMS Health, Inc.	4,857	61,684

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	11,381	293,288
Darden Restaurants, Inc.	3,563	117,508
International Game Technology	7,662	121,826
Marriott International, Inc.	7,666	169,193
McDonald's Corp.	28,690	1,649,388
Starbucks Corp.*	19,104	265,354
Starwood Hotels & Resorts Worldwide, Inc.	4,744	105,317
Wyndham Worldwide Corp.	4,617	55,958
Wynn Resorts Ltd.*	1,779	62,799
Yum! Brands, Inc.	11,953	398,513
		3,239,144

Household Durables - 0.4%
Black & Decker Corp.	1,625	46,572
Centex Corp.	3,392	28,696
D.R. Horton, Inc.	7,162	67,036
Fortune Brands, Inc.	3,905	135,660
Harman International Industries, Inc.	1,803	33,896
KB Home	2,036	27,852
Leggett & Platt, Inc.	4,074	62,047
Lennar Corp.	3,675	35,611
Newell Rubbermaid, Inc.	7,204	74,994
Pulte Homes, Inc.	5,578	49,254
Snap-on, Inc.	1,493	42,909
Stanley Works	2,050	69,372
Whirlpool Corp.	1,912	81,375
		755,274

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Household Products - 2.6%
Clorox Co.	3,611	$201,602
Colgate-Palmolive Co.	13,026	921,459
Kimberly-Clark Corp.	10,756	563,937
Procter & Gamble Co.	75,796	3,873,176
		5,560,174

Independent Power Producers & Energy Traders - 0.2%
AES Corp.*	17,332	201,225
Constellation Energy Group, Inc.	5,175	137,551
Dynegy, Inc.*	14,109	32,027
		370,803

Industrial Conglomerates - 2.1%
3M Co.	18,030	1,083,603
General Electric Co.	275,380	3,227,454
Textron, Inc.	6,858	66,248
		4,377,305

Insurance - 2.3%
Aflac, Inc.	12,149	377,712
Allstate Corp.	13,930	339,892
American International Group, Inc.	70,298	81,546
AON Corp.	7,111	269,294
Assurant, Inc.	3,061	73,739
Chubb Corp.	9,159	365,261
Cincinnati Financial Corp.	4,223	94,384
Genworth Financial, Inc.	11,257	78,686
Hartford Financial Services Group, Inc.	8,452	100,325
Lincoln National Corp.	7,700	132,517
Loews Corp.	9,389	257,259
Marsh & McLennan Co.'s, Inc.	13,383	269,400
MBIA, Inc.*	4,552	19,710
MetLife, Inc.	21,273	638,403
Principal Financial Group, Inc.	8,062	151,888
Progressive Corp.*	17,597	265,891
Prudential Financial, Inc.	12,037	448,017
Torchmark Corp.	2,248	83,266
Travelers Co.'s, Inc.	15,203	623,931
Unum Group	8,611	136,570
XL Capital Ltd.	8,897	101,960
		4,909,651

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.*	8,355	698,979
Expedia, Inc.*	5,455	82,425
		781,404

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Internet Software & Services - 1.8%
Akamai Technologies, Inc.*	4,429	$84,948
eBay, Inc.*	28,022	480,017
Google, Inc.*	6,244	2,632,408
VeriSign, Inc.*	4,998	92,363
Yahoo!, Inc.*	36,255	567,753
		3,857,489

IT Services - 1.1%
Affiliated Computer Services, Inc.*	2,538	112,738
Automatic Data Processing, Inc.	13,121	465,008
Cognizant Technology Solutions Corp.*	7,585	202,519
Computer Sciences Corp.*	3,939	174,498
Convergys Corp.*	3,301	30,633
Fidelity National Information Services, Inc.	4,962	99,042
Fiserv, Inc.*	4,054	185,268
Iron Mountain, Inc.*	4,670	134,262
MasterCard, Inc.	1,883	315,045
Paychex, Inc.	8,346	210,319
Total System Services, Inc.	5,127	68,651
Western Union Co.	18,451	302,596
		2,300,579

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	7,363	21,795
Hasbro, Inc.	3,222	78,101
Mattel, Inc.	9,316	149,522
		249,418

Life Sciences - Tools & Services - 0.4%
Life Technologies Corp.*	4,517	188,449
Millipore Corp.*	1,441	101,173
PerkinElmer, Inc.	3,021	52,565
Thermo Fisher Scientific, Inc.*	10,867	443,048
Waters Corp.*	2,523	129,859
		915,094

Machinery - 1.5%
Caterpillar, Inc.	15,632	516,481
Cummins, Inc.	5,235	184,325
Danaher Corp.	6,626	409,089
Deere & Co.	10,982	438,731
Dover Corp.	4,833	159,924
Eaton Corp.	4,293	191,511
Flowserve Corp.	1,454	101,504
Illinois Tool Works, Inc.	9,989	372,989
ITT Corp.	4,724	210,218
Manitowoc Co., Inc.	3,601	18,941
PACCAR, Inc.	9,431	306,602
Pall Corp.	3,072	81,592

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Machinery - Cont'd
Parker Hannifin Corp.	4,177	$179,444
		3,171,351

Media - 2.6%
CBS Corp., Class B	17,648	122,124
Comcast Corp.	74,908	1,085,417
DIRECTV Group, Inc.*	13,753	339,837
Gannett Co., Inc.	6,259	22,345
Interpublic Group of Co.'s, Inc.*	12,381	62,524
McGraw-Hill Co.'s, Inc.	8,163	245,788
Meredith Corp.	978	24,988
New York Times Co.	3,216	17,720
News Corp.	59,774	544,541
Omnicom Group, Inc.	8,083	255,261
Scripps Networks Interactive, Inc.	2,345	65,261
Time Warner Cable, Inc.	9,156	289,971
Time Warner, Inc.	31,079	782,880
Viacom, Inc., Class B*	15,764	357,843
Walt Disney Co.	48,261	1,125,929
Washington Post Co., Class B	157	55,292
		5,397,721

Metals & Mining - 0.9%
AK Steel Holding Corp.	2,881	55,286
Alcoa, Inc.	25,336	261,721
Allegheny Technologies, Inc.	2,534	88,513
Freeport-McMoRan Copper & Gold, Inc.	10,698	536,077
Newmont Mining Corp.	12,713	519,580
Nucor Corp.	8,149	362,060
Titanium Metals Corp.	2,405	22,102
United States Steel Corp.	3,644	130,237
		1,975,576

Multiline Retail - 0.8%
Big Lots, Inc.*	2,135	44,899
Family Dollar Stores, Inc.	3,636	102,899
J.C. Penney Co., Inc.	5,770	165,657
Kohl's Corp.*	7,921	338,623
Macy's, Inc.	10,930	128,537
Nordstrom, Inc.	4,142	82,384
Sears Holdings Corp.*	1,460	97,119
Target Corp.	19,567	772,309
		1,732,427

Multi-Utilities - 1.4%
Ameren Corp.	5,523	137,467
Centerpoint Energy, Inc.	9,028	100,030
CMS Energy Corp.	5,890	71,151
Consolidated Edison, Inc.	7,119	266,393
Dominion Resources, Inc.	15,342	512,730

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Multi-Utilities - Cont'd
DTE Energy Co.	4,246	$135,872
Integrys Energy Group, Inc.	1,987	59,590
NiSource, Inc.	7,135	83,194
PG&E Corp.	9,508	365,488
Public Service Enterprise Group, Inc.	13,150	429,084
SCANA Corp.	3,151	102,313
Sempra Energy	6,328	314,059
TECO Energy, Inc.	5,534	66,021
Wisconsin Energy Corp.	3,040	123,758
Xcel Energy, Inc.	11,811	217,441
		2,984,591

Office Electronics - 0.1%
Xerox Corp.	22,473	145,625

Oil, Gas & Consumable Fuels - 10.5%
Anadarko Petroleum Corp.	12,981	589,208
Apache Corp.	8,701	627,777
Cabot Oil & Gas Corp.	2,689	82,391
Chesapeake Energy Corp.	14,612	289,756
Chevron Corp.	52,100	3,451,625
ConocoPhillips	38,467	1,617,922
Consol Energy, Inc.	4,693	159,374
Denbury Resources, Inc.*	6,457	95,112
Devon Energy Corp.	11,537	628,766
El Paso Corp.	18,155	167,571
EOG Resources, Inc.	6,490	440,801
Exxon Mobil Corp.	126,896	8,871,299
Hess Corp.	7,374	396,352
Marathon Oil Corp.	18,393	554,181
Massey Energy Co.	2,221	43,398
Murphy Oil Corp.	4,955	269,156
Noble Energy, Inc.	4,497	265,188
Occidental Petroleum Corp.	21,040	1,384,642
Peabody Energy Corp.	6,961	209,944
Pioneer Natural Resources Co.	3,006	76,653
Range Resources Corp.	4,061	168,166
Southwestern Energy Co.*	8,928	346,853
Spectra Energy Corp.	16,719	282,885
Sunoco, Inc.	3,109	72,129
Tesoro Corp.	3,598	45,803
Valero Energy Corp.	14,458	244,196
Williams Co.'s, Inc.	15,052	234,962
XTO Energy, Inc.	15,065	574,579
		22,190,689

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Paper & Forest Products - 0.2%
International Paper Co.	11,125	$168,321
MeadWestvaco Corp.	4,543	74,551
Weyerhaeuser Co.	5,490	167,061
		409,933

Personal Products - 0.2%
Avon Products, Inc.	11,075	285,514
Estee Lauder Co.'s, Inc.	3,017	98,565
		384,079

Pharmaceuticals - 7.4%
Abbott Laboratories, Inc.	40,160	1,889,126
Allergan, Inc.	7,992	380,259
Bristol-Myers Squibb Co.	51,467	1,045,295
Eli Lilly & Co.	26,276	910,201
Forest Laboratories, Inc.*	7,835	196,737
Johnson & Johnson	71,658	4,070,175
King Pharmaceuticals, Inc.*	6,413	61,757
Merck & Co., Inc.	54,794	1,532,040
Mylan, Inc.*	7,925	103,421
Pfizer, Inc.	175,403	2,631,045
Schering-Plough Corp.	42,266	1,061,722
Watson Pharmaceuticals, Inc.*	2,783	93,759
Wyeth	34,607	1,570,812
		15,546,349

Professional Services - 0.2%
Dun & Bradstreet Corp.	1,388	112,720
Equifax, Inc.	3,291	85,895
Monster Worldwide, Inc.*	3,346	39,516
Robert Half International, Inc.	3,934	92,921
		331,052

Real Estate Investment Trusts - 1.0%
Apartment Investment & Management Co.	3,120	27,612
AvalonBay Communities, Inc.	2,071	115,852
Boston Properties, Inc.	3,543	169,001
Equity Residential	7,087	157,544
HCP, Inc.	7,048	149,347
Health Care REIT, Inc.	2,879	98,174
Host Hotels & Resorts, Inc.	15,371	128,963
Kimco Realty Corp.	8,281	83,224
Plum Creek Timber Co., Inc.	4,284	127,578
ProLogis	11,511	92,779
Public Storage	3,261	213,530
Simon Property Group, Inc.	7,287	374,770
Ventas, Inc.	4,058	121,172
Vornado Realty Trust	4,173	187,910
		2,047,456

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	5,641	$52,800

Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	7,233	531,915
CSX Corp.	10,180	352,533
Norfolk Southern Corp.	9,524	358,769
Ryder System, Inc.	1,510	42,159
Union Pacific Corp.	13,080	680,945
		1,966,321

Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc.*	14,582	56,432
Altera Corp.	7,627	124,168
Analog Devices, Inc.	7,569	187,560
Applied Materials, Inc.	34,608	379,650
Broadcom Corp.*	11,061	274,202
Intel Corp.	145,237	2,403,672
KLA-Tencor Corp.	4,413	111,428
Linear Technology Corp.	5,769	134,706
LSI Corp.*	16,843	76,804
MEMC Electronic Materials, Inc.*	5,811	103,494
Microchip Technology, Inc.	4,736	106,797
Micron Technology, Inc.*	21,414	108,355
National Semiconductor Corp.	5,071	63,641
Novellus Systems, Inc.*	2,522	42,117
NVIDIA Corp.*	13,957	157,575
Teradyne, Inc.*	4,653	31,920
Texas Instruments, Inc.	33,193	707,011
Xilinx, Inc.	7,127	145,818
		5,215,350

Software - 4.2%
Adobe Systems, Inc.*	13,618	385,389
Autodesk, Inc.*	5,884	111,678
BMC Software, Inc.*	4,799	162,158
CA, Inc.	10,254	178,727
Citrix Systems, Inc.*	4,679	149,213
Compuware Corp.*	6,409	43,966
Electronic Arts, Inc.*	8,367	181,731
Intuit, Inc.*	8,348	235,080
McAfee, Inc.*	4,006	169,013
Microsoft Corp.	199,035	4,731,062
Novell, Inc.*	9,160	41,495
Oracle Corp.	98,491	2,109,677
Salesforce.com, Inc.*	2,798	106,800
Symantec Corp.*	21,349	332,191
		8,938,180

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Specialty Retail - 1.9%
Abercrombie & Fitch Co.	2,264	$57,483
AutoNation, Inc.*	2,804	48,649
AutoZone, Inc.*	939	141,892
Bed Bath & Beyond, Inc.*	6,750	207,563
Best Buy Co., Inc.	8,813	295,147
GameStop Corp.*	4,255	93,653
Gap, Inc.	12,118	198,735
Home Depot, Inc.	44,078	1,041,563
Limited Brands, Inc.	7,032	84,173
Lowe's Co.'s, Inc.	38,397	745,286
Office Depot, Inc.*	7,671	34,980
O'Reilly Automotive, Inc.*	3,507	133,547
RadioShack Corp.	3,396	47,408
Sherwin-Williams Co.	2,560	137,600
Staples, Inc.	18,539	373,932
Tiffany & Co.	3,200	81,152
TJX Co.'s, Inc.	10,820	340,397
		4,063,160

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	8,343	224,260
Nike, Inc., Class B	10,060	520,907
Polo Ralph Lauren Corp.	1,469	78,650
VF Corp.	2,290	126,751
		950,568

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	13,585	180,545
People's United Financial, Inc.	9,050	136,112
		316,657

Tobacco - 1.7%
Altria Group, Inc.	53,726	880,569
Lorillard, Inc.	4,368	296,019
Philip Morris International, Inc.	51,010	2,225,056
Reynolds American, Inc.	4,395	169,735
		3,571,379

Trading Companies & Distributors - 0.1%
Fastenal Co.	3,360	111,451
W.W. Grainger, Inc.	1,654	135,430
		246,881

Wireless Telecommunication Services - 0.4%
American Tower Corp.*	10,323	325,484
MetroPCS Communications, Inc.*	6,780	90,242
Sprint Nextel Corp.*	74,590	358,778
		774,504

Total Equity Securities (Cost $236,445,360)		209,217,008
	PRINCIPAL
U.S. TREASURY - 0.3%	AMOUNT	VALUE
United States Treasury Bills, 7/9/09 #	$590,000	$589,979

Total U.S. Treasury (Cost $589,979)		589,979

TIME DEPOSIT - 1.0%
State Street Corp. Time Deposit, 0.01%, 7/1/09	2,131,000	2,131,000

Total Time Deposit (Cost $2,131,000)		2,131,000

EXCHANGE TRADED FUNDS - 0.1%	Shares
SPDR Trust Series 1	2,700	248,184

Total Exchange Traded Funds (Cost $255,310)		248,184

TOTAL INVESTMENTS (Cost $239,421,648) - 100.3%		212,186,171
Other assets and liabilities, net - (0.3%)		(661,628)
NET ASSETS - 100%		$211,524,543

Net Assets Consist of:
Paid-in capital applicable to 3,511,972 shares of common stock outstanding;
$0.10 par value, 30,000,000 shares authorized		$263,135,582
Undistributed net investment income		2,718,646
Accumulated net realized gain (loss) on investments		(27,101,914)
Net unrealized appreciation (depreciation) on investments		(27,227,771)

Net Assets		$211,524,543

Net Asset Value per Share		$60.23

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

Purchased:
E-Mini S&P 500 #	26	9/09	$1,190,150	($3,946)
S&P 500 Index #	6	9/09	1,373,250	11,652
Total Purchased				$7,706

* Non-income producing security.

# Futures collateralized by 590,000 units of U.S. Treasury Bills.

See notes to financial statements.

S&P 500 Index Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $673)	$2,660,539
Interest income	4,019
Total investment income	2,664,558

Expenses:
Investment advisory fee	248,130
Transfer agent fees and expenses	2,895
Accounting fees	13,350
Directors' fees and expenses	17,779
Administrative fees	99,252
Custodian fees	35,813
Reports to shareholders	8,715
Professional fees	13,893
Miscellaneous	10,203
Total expenses	450,030
Reimbursement from Advisor	(72,846)
Fees paid indirectly	(27)
Net expenses	377,157

Net Investment Income	2,287,401

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,443,276
Futures	155,818
1,599,094

Change in unrealized appreciation (depreciation) on:
Investments	1,681,157
Futures	(7,786)
1,673,371

Net Realized and Unrealized Gain
(Loss)	3,272,465

Increase (Decrease) in Net Assets
Resulting From Operations	$5,559,866

See notes to financial statements.

S&P 500 Index Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$2,287,401	$4,831,335
Net realized gain (loss)	1,599,094	(3,880,447)
Change in unrealized appreciation or (depreciation)	1,673,371	(104,302,903)

Increase (Decrease) in Net Assets
Resulting From Operations	5,559,866	(103,352,015)

Distributions to shareholders from:
Net investment income	--	(8,361,638)
Net realized gain	--	(3,225,031)
Total distributions	--	(11,586,669)

Capital share transactions:
Shares sold	11,818,221	21,151,535
Shares issued from merger (See Note A)	--	45,246,467
Reinvestment of distributions	--	11,586,669
Shares redeemed	(19,477,285)	(52,242,981)
Total capital share transactions	(7,659,064)	25,741,690

Total Increase (Decrease) in Net Assets	(2,099,198)	(89,196,994)

Net Assets
Beginning of period	213,623,741	302,820,735
End of period (including undistributed net investment income
of $2,718,646 and $431,245, respectively)	$211,524,543	$213,623,741

Capital Share Activity
Shares sold	216,553	263,983
Shares issued from merger (See Note A)	--	782,946
Shares reinvested	--	154,659
Shares redeemed	(359,836)	(654,209)
Total capital share activity	(143,283)	547,379

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Summit S&P 500 Index Portfolio (the "Portfolio"), a series of Summit Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

On December 12, 2008, the net assets of the Ameritas Index 500 Portfolio, a series of Calvert Variable Series, Inc. merged into Summit Mutual Funds, Inc., S&P 500 Index Portfolio. The merger was accomplished by a tax-free exchange of 782,946 shares of the Summit S&P 500 Index Portfolio (valued at $45,246,467) for 483,294 shares of the Ameritas Index 500 Portfolio outstanding at December 12, 2008. The Ameritas Index 500 Portfolio's net assets as of December 12, 2008, including $17,423,864 of unrealized depreciation, were combined with those of the Summit S&P 500 Index Portfolio.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$209,217,008	--	--	$209,217,008
Exchange traded funds	248,184	--	--	248,184
U.S. government obligations	--	$589,979	--	589,979
Other debt obligations	--	2,131,000	--	2,131,000
TOTAL	$209,465,192	$2,720,979	--	$212,186,171

Other financial instruments**	$7,706	--	--	$7,706

* For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Recent Party Transactions

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .25% of the Portfolio's average daily net assets. Under the terms of the agreement, $44,025 was payable at period end. In addition, $38,229 was payable at period end for operating expenses paid by the Advisor during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is .38%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $17,610 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $56 for the six months ended June 30, 2009. Under the terms of the agreement, $9 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $8,865,513 and $15,223,137, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $247,451,496. Net unrealized depreciation aggregated $35,265,325, of which $35,696,513 related to appreciated securities and $70,961,838 related to depreciated securities.

Net realized capital loss carryforwards of $7,499,593, $2,110,080, $960,576, $2,529,937, $1,687,669, $2,331,380, and $3,316,701 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2009, December 2010, December 2011, December 2012, December 2013, December 2015, and December 2016, respectively. The Portfolio's use of net capital loss carryforwards acquired from Ameritas Index 500 Portfolio may be limited under certain tax provisions.

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
S&P 500 Index Portfolio	2009	2008	2007
Net asset value, beginning	$58.44	$97.44	$94.19
Income from investment operations
Net investment income (loss)	.66	1.44	1.52
Net realized and unrealized gain (loss)	1.13	(36.76)	3.31
Total from investment operations	1.79	(35.32)	4.83
Distributions from
Net investment income	--	(2.60)	(1.42)
Net realized gain	--	(1.08)	(.16)
Total distributions	--	(3.68)	(1.58)
Total increase (decrease) in net asset value	1.79	(39.00)	3.25
Net asset value, ending	$60.23	$58.44	$97.44

Total return*	3.06%	(37.10%)	5.16%
Ratios to average net assets: A
Net investment income (loss)	2.30% (a)	2.00%	1.59%
Total expenses	.45% (a)	.47%	.45%
Expenses before offsets	.38% (a)	.39%	.39%
Net expenses	.38% (a)	.39%	.39%
Portfolio turnover	4%	7%	3%
Net assets, ending (in thousands)	$211,525	$213,624	$302,821

		Years Ended
	December 31,	December 31,	December 31,
S&P 500 Index Portfolio	2006	2005	2004 (z)
Net asset value, beginning	$82.85	$80.48	$73.21
Income from investment operations
Net investment income (loss)	1.40	1.17	1.16
Net realized and unrealized gain (loss)	11.19	2.39	6.41
Total from investment operations	12.59	3.56	7.57
Distributions from
Net investment income	(1.25)	(1.19)	(.30)
Net realized gain	--	--	--
Total distributions	(1.25)	(1.19)	(.30)
Total increase (decrease) in net asset value	11.34	2.37	7.27
Net asset value, ending	$94.19	$82.85	$80.48

Total return*	15.36%	4.52%	10.37%
Ratios to average net assets: A
Net investment income (loss)	1.56%	1.49%	1.69%
Total expenses	.43%	.49%	.51%
Expenses before offsets	.39%	.39%	.40%
Net expenses	.39%	.39%	.40%
Portfolio turnover	3%	6%	2%
Net assets, ending (in thousands)	$309,019	$290,666	$279,875

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


S&P MidCap 400 Index
Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

4	Economic Sectors and Average Annual Total Returns
5	Shareholder Expense Example
7	Statement of Net Assets
20	Statement of Operations
21	Statements of Changes in Net Assets
23	Notes to Financial Statements
28	Financial Highlights
30	Explanation of Financial Tables
31	Proxy Voting and Availability of Quarterly Portfolio Holdings

S&P Midcap 400 Index Portfolio
Economic Sectors
June 30, 2009

% of Total
Economic Sectors	Investments
Consumer Discretionary	15.4%
Consumer Staples	4.0%
Energy	6.1%
Financials	17.6%
Government	0.2%
Health Care	12.4%
Industrials	14.7%
Information Technology	14.9%
Materials	7.2%
Telecommunication Services	0.6%
Time Deposit	0.2%
Utilities	6.7%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

	6 months	1 year	5 years	10 years
Summit S&P MidCap 400
Class I	8.10%	-28.57%	-0.22%	3.85%
Class F	8.00%	-28.74%	-0.41%	3.60%
S&P Midcap 400 Index	8.47%	-28.02%	0.36%	4.62%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class I
Actual	$1,000.00	$1,081.00	$2.84
Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.07	$2.76

Class F
Actual	$1,000.00	$1,079.40	$4.07
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.88	$3.96

* Expenses are equal to the Fund's annualized expense ratio of 0.55% and 0.79%, respectively, multiplied by the average account value over the period, multiplied by 181/365.

S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

EQUITY SECURITIES - 98.8%	SHARES	VALUE
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc.*	4,045	$333,146
BE Aerospace, Inc.*	12,478	179,184
		512,330

Airlines - 0.3%
Airtran Holdings, Inc.*	14,762	91,377
Alaska Air Group, Inc.*	4,477	81,750
JetBlue Airways Corp.*	24,992	106,716
		279,843

Auto Components - 0.8%
BorgWarner, Inc.	14,420	492,443
Gentex Corp.	17,000	197,200
		689,643

Automobiles - 0.1%
Thor Industries, Inc.	4,375	80,369
TravelCenters of America LLC (b)*	60,000	9
		80,378

Beverages - 0.5%
Hansen Natural Corp.*	8,933	275,315
PepsiAmericas, Inc.	6,932	185,847
		461,162

Biotechnology - 1.4%
OSI Pharmaceuticals, Inc.*	7,154	201,957
United Therapeutics Corp.*	2,872	239,324
Vertex Pharmaceuticals, Inc.*	21,359	761,235
		1,202,516

Building Products - 0.2%
Lennox International, Inc.	5,787	185,821

Capital Markets - 2.1%
Affiliated Managers Group, Inc.*	5,078	295,489
Apollo Investment Corp.	17,535	105,210
Eaton Vance Corp.	14,439	386,243
Jefferies Group, Inc.*	15,667	334,177
Raymond James Financial, Inc.	12,116	208,516
SEI Investments Co.	16,531	298,219
Waddell & Reed Financial, Inc.	10,650	280,841
		1,908,695

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Chemicals - 3.7%
Airgas, Inc.	10,044	$407,083
Albemarle Corp.	11,271	288,200
Ashland, Inc.	8,155	228,748
Cabot Corp.	8,088	101,747
Cytec Industries, Inc.	5,824	108,443
FMC Corp.	8,956	423,619
Lubrizol Corp.	8,377	396,316
Minerals Technologies, Inc.	2,309	83,170
Olin Corp.	9,578	113,882
RPM International, Inc.	15,861	222,689
Scotts Miracle-Gro Co.	5,415	189,796
Sensient Technologies Corp.	6,006	135,555
Terra Industries, Inc.	12,315	298,269
Valspar Corp.	12,355	278,358
		3,275,875

Commercial Banks - 3.2%
Associated Banc-Corp.	15,789	197,362
BancorpSouth, Inc.	8,939	183,518
Bank of Hawaii Corp.	5,890	211,039
Cathay General Bancorp	6,100	58,011
City National Corp.	5,283	194,573
Commerce Bancshares, Inc.	8,155	259,574
Cullen/Frost Bankers, Inc.	7,334	338,244
FirstMerit Corp.	10,113	171,719
Fulton Financial Corp.	21,633	112,708
International Bancshares Corp.	6,270	64,644
PacWest Bancorp	3,018	39,717
SVB Financial Group*	4,054	110,350
Synovus Financial Corp.	34,599	103,451
TCF Financial Corp.	13,880	185,575
Trustmark Corp.	6,010	116,113
Valley National Bancorp	17,511	204,879
Webster Financial Corp.	6,479	52,156
Westamerica Bancorporation	3,571	177,157
Wilmington Trust Corp.	8,537	116,615
		2,897,405

Commercial Services & Supplies - 1.7%
Brink's Co.	4,998	145,092
Clean Harbors, Inc.*	2,493	134,597
Copart, Inc.*	7,912	274,309
Corrections Corp. of America*	14,252	242,141
Deluxe Corp.	6,353	81,382
Herman Miller, Inc.	6,631	101,720
HNI Corp.	5,451	98,445
Mine Safety Appliances Co.	3,662	88,254
Rollins, Inc.	5,099	88,264
Waste Connections, Inc.*	9,855	255,343
		1,509,547

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Communications Equipment - 2.0%
3Com Corp.*	47,771	$225,001
ADC Telecommunications, Inc.*	11,889	94,637
Adtran, Inc.	6,773	145,416
Avocent Corp.*	5,655	78,944
CommScope, Inc.*	10,064	264,281
F5 Networks, Inc.*	9,721	336,249
Palm, Inc.*	17,058	282,651
Plantronics, Inc.	6,032	114,065
Polycom, Inc.*	10,324	209,268
		1,750,512

Computers & Peripherals - 0.5%
Diebold, Inc.	8,172	215,414
Imation Corp.	3,713	28,256
NCR Corp.*	19,509	230,791
		474,461

Construction & Engineering - 1.9%
AECOM Technology Corp.*	11,346	363,072
Dycom Industries, Inc.*	4,852	53,712
Granite Construction, Inc.	4,059	135,083
KBR, Inc.	19,972	368,284
Shaw Group, Inc.*	10,318	282,816
URS Corp.*	10,296	509,858
		1,712,825

Construction Materials - 0.5%
Martin Marietta Materials, Inc.	5,510	434,629

Consumer Finance - 0.3%
AmeriCredit Corp.*	16,213	219,686

Containers & Packaging - 1.3%
AptarGroup, Inc.	8,367	282,554
Greif, Inc.	4,220	186,608
Packaging Corp. of America	12,659	205,076
Sonoco Products Co.	12,329	295,279
Temple-Inland, Inc.	13,097	171,833
		1,141,350

Distributors - 0.3%
LKQ Corp.*	17,284	284,322

Diversified Consumer Services - 2.0%
Brink's Home Security Holdings, Inc.*	5,036	142,569
Career Education Corp.*	9,090	226,250
Corinthian Colleges, Inc.*	10,649	180,288
ITT Educational Services, Inc.*	3,842	386,736
Matthews International Corp.	3,811	118,598
Regis Corp.	5,312	92,482

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Diversified Consumer Services - Cont'd
Service Corp. International	31,055	$170,181
Sotheby's	8,298	117,085
Strayer Education, Inc.	1,740	379,511
		1,813,700

Diversified Telecommunication Services - 0.1%
Cincinnati Bell, Inc.*	26,547	75,393

Electric Utilities - 1.9%
Cleco Corp.	7,381	165,482
DPL, Inc.	14,336	332,165
Great Plains Energy, Inc.	16,712	259,872
Hawaiian Electric Industries, Inc.	11,192	213,319
IDACORP, Inc.	5,794	151,455
NV Energy, Inc.	28,942	312,284
Westar Energy, Inc.	13,388	251,293
		1,685,870

Electrical Equipment - 1.7%
AMETEK, Inc.	13,294	459,707
Hubbell, Inc., Class B	6,966	223,330
Roper Industries, Inc.	11,205	507,699
Thomas & Betts Corp.*	6,584	190,014
Woodward Governor Co.	6,743	133,511
		1,514,261

Electronic Equipment & Instruments - 2.4%
Arrow Electronics, Inc.*	14,751	313,311
Avnet, Inc.*	18,693	393,114
Ingram Micro, Inc.*	19,951	349,143
Itron, Inc.*	4,943	272,211
National Instruments Corp.	6,896	155,574
Tech Data Corp.*	6,178	202,082
Trimble Navigation Ltd.*	14,710	288,757
Vishay Intertechnology, Inc.*	22,984	156,061
		2,130,253

Energy Equipment & Services - 2.6%
Exterran Holdings, Inc.*	7,617	122,177
Helix Energy Solutions Group, Inc.*	12,152	132,092
Helmerich & Payne, Inc.	13,009	401,588
Oceaneering International, Inc.*	6,735	304,422
Patterson-UTI Energy, Inc.	18,910	243,183
Pride International, Inc.*	21,439	537,261
Superior Energy Services, Inc.*	9,640	166,483
Tidewater, Inc.	6,355	272,439
Unit Corp.*	5,825	160,595
		2,340,240

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Food & Staples Retailing - 0.4%
BJ's Wholesale Club, Inc.*	6,869	$221,388
Ruddick Corp.	4,853	113,706
		335,094

Food Products - 1.4%
Corn Products International, Inc.	9,232	247,325
Flowers Foods, Inc.	9,769	213,355
Lancaster Colony Corp.	2,453	108,104
Ralcorp Holdings, Inc.*	6,987	425,648
Smithfield Foods, Inc.*	14,690	205,219
Tootsie Roll Industries, Inc.	3,286	74,559
		1,274,210

Gas Utilities - 2.2%
AGL Resources, Inc.	9,492	301,845
Energen Corp.	8,840	352,716
National Fuel Gas Co.	9,821	354,342
Oneok, Inc.	12,999	383,340
UGI Corp.	13,338	339,986
WGL Holdings, Inc.	6,191	198,236
		1,930,465

Health Care Equipment & Supplies - 4.0%
Beckman Coulter, Inc.	7,804	445,921
Edwards Lifesciences Corp.*	6,901	469,475
Gen-Probe, Inc.*	6,464	277,823
Hill-Rom Holdings, Inc.	7,705	124,975
Hologic, Inc.*	31,677	450,764
IDEXX Laboratories, Inc.*	7,303	337,399
Immucor, Inc.*	8,690	119,574
Kinetic Concepts, Inc.*	6,794	185,137
Masimo Corp.*	5,955	143,575
ResMed, Inc.*	9,373	381,762
STERIS Corp.	7,218	188,245
Teleflex, Inc.	4,892	219,308
Thoratec Corp.*	6,968	186,603
		3,530,561

Health Care Providers & Services - 3.3%
Community Health Systems, Inc.*	11,444	288,961
Health Management Associates, Inc.*	30,461	150,477
Health Net, Inc.*	12,819	199,335
Henry Schein, Inc.*	11,159	535,074
Kindred Healthcare, Inc.*	3,687	45,608
LifePoint Hospitals, Inc.*	6,726	176,558
Lincare Holdings, Inc.*	8,465	199,097
Omnicare, Inc.	12,876	331,686
Owens & Minor, Inc.	5,111	223,964
Psychiatric Solutions, Inc.*	6,915	157,247

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Health Care Providers & Services - Cont'd
Universal Health Services, Inc., Class B	6,110	$298,474
VCA Antech, Inc.*	10,463	279,362
WellCare Health Plans, Inc.*	5,217	96,462
		2,982,305

Health Care Technology - 0.6%
Cerner Corp.*	8,334	519,125

Hotels, Restaurants & Leisure - 1.9%
Bob Evans Farms, Inc.	3,814	109,614
Boyd Gaming Corp.*	7,036	59,806
Brinker International, Inc.	12,585	214,323
Cheesecake Factory Inc.*	7,363	127,380
Chipotle Mexican Grill, Inc.*	3,941	315,280
International Speedway Corp.	3,434	87,945
Krispy Kreme Doughnuts, Inc., Rights*	349	14
Life Time Fitness, Inc.*	4,297	85,983
Panera Bread Co.*	3,818	190,365
Scientific Games Corp.*	8,012	126,349
Wendy's/Arby's Group, Inc.	51,689	206,756
WMS Industries, Inc.*	5,900	185,909
		1,709,724

Household Durables - 1.6%
American Greetings Corp.	4,869	56,870
Blyth, Inc.	745	24,429
MDC Holdings, Inc.	4,554	137,121
Mohawk Industries, Inc.*	6,917	246,799
NVR, Inc.*	716	359,711
Ryland Group, Inc.	5,295	88,744
Toll Brothers, Inc.*	16,344	277,358
Tupperware Brands Corp.	7,727	201,056
		1,392,088

Household Products - 1.0%
Church & Dwight Co., Inc.	8,658	470,216
Energizer Holdings, Inc.*	8,574	447,906
		918,122

Industrial Conglomerates - 0.2%
Carlisle Co.'s, Inc.	7,523	180,853

Insurance - 4.6%
American Financial Group, Inc.	9,284	200,349
Arthur J. Gallagher & Co.	12,400	264,616
Brown & Brown, Inc.	14,344	285,876
Everest Re Group Ltd.	7,593	543,431
Fidelity National Financial, Inc.	29,059	393,168
First American Corp.	11,481	297,473
Hanover Insurance Group, Inc.	6,315	240,665
HCC Insurance Holdings, Inc.	13,885	333,379
Horace Mann Educators Corp.	4,816	48,015

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Insurance - Cont'd
Mercury General Corp.	4,388	$146,691
Old Republic International Corp.	29,769	293,225
Protective Life Corp.	10,590	121,149
Reinsurance Group of America, Inc.	8,971	313,177
StanCorp Financial Group, Inc.	6,028	172,883
Unitrin, Inc.	6,114	73,490
WR Berkley Corp.	17,144	368,082
		4,095,669

Internet & Catalog Retail - 0.9%
NetFlix, Inc.*	5,070	209,594
priceline.com, Inc.*	5,155	575,040
		784,634

Internet Software & Services - 0.7%
Digital River, Inc.*	4,724	171,576
Equinix, Inc.*	4,919	357,808
ValueClick, Inc.*	10,677	112,322
		641,706

IT Services - 3.4%
Acxiom Corp.	8,411	74,269
Alliance Data Systems Corp.*	7,187	296,033
Broadridge Financial Solutions, Inc.	17,339	287,481
DST Systems, Inc.*	5,030	185,858
Gartner, Inc.*	7,295	111,322
Global Payments, Inc.	9,915	371,416
Hewitt Associates, Inc.*	10,320	307,330
Lender Processing Services, Inc.	10,365	287,836
Mantech International Corp.*	2,583	111,172
Metavante Technologies, Inc.*	11,099	287,020
NeuStar, Inc.*	8,945	198,221
SAIC, Inc.*	25,229	467,998
SRA International, Inc.*	5,207	91,435
		3,077,391

Leisure Equipment & Products - 0.1%
Callaway Golf Co.	7,990	40,509

Life Sciences - Tools & Services - 2.2%
Affymetrix, Inc.*	8,661	51,360
Bio-Rad Laboratories, Inc.*	2,356	177,831
Charles River Laboratories International, Inc.*	8,250	278,437
Covance, Inc.*	7,910	389,172
Mettler-Toledo International, Inc.*	4,144	319,710
Pharmaceutical Product Development, Inc.	14,576	338,455
Techne Corp.	4,630	295,440
Varian, Inc.*	3,580	141,159
		1,991,564

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Machinery - 4.8%
AGCO Corp.*	11,344	$329,770
Bucyrus International, Inc.	9,231	263,637
Crane Co.	5,847	130,447
Donaldson Co., Inc.	9,511	329,461
Federal Signal Corp.	5,857	44,806
Graco, Inc.	7,358	162,023
Harsco Corp.	9,922	280,793
IDEX Corp.	9,923	243,808
Joy Global, Inc.	12,625	450,965
Kennametal, Inc.	9,039	173,368
Lincoln Electric Holdings, Inc.	5,252	189,282
Nordson Corp.	4,148	160,362
Oshkosh Corp.	9,190	133,623
Pentair, Inc.	12,139	311,001
SPX Corp.	6,064	296,954
Terex Corp.*	13,322	160,796
Timken Co.	10,471	178,845
Trinity Industries, Inc.	9,833	133,925
Valmont Industries, Inc.	2,122	152,954
Wabtec Corp.	5,928	190,704
		4,317,524

Marine - 0.1%
Alexander & Baldwin, Inc.	5,067	118,770

Media - 1.0%
DreamWorks Animation SKG, Inc.*	9,226	254,545
Harte-Hanks, Inc.	4,679	43,281
John Wiley & Sons, Inc.	5,251	174,596
Lamar Advertising Co.*	9,348	142,744
Marvel Entertainment, Inc.*	6,047	215,213
Scholastic Corp.	3,203	63,387
		893,766

Metals & Mining - 1.6%
Carpenter Technology Corp.	5,472	113,872
Cliffs Natural Resources, Inc.	16,208	396,610
Commercial Metals Co.	13,874	222,400
Reliance Steel & Aluminum Co.	7,878	302,437
Steel Dynamics, Inc.	22,978	338,466
Worthington Industries, Inc.	7,381	94,403
		1,468,188

Multiline Retail - 0.7%
99 Cents Only Stores*	5,788	78,601
Dollar Tree, Inc.*	11,125	468,362
Saks, Inc.*	17,495	77,503
		624,466

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Multi-Utilities - 2.2%
Alliant Energy Corp.	13,655	$356,805
Black Hills Corp.	4,780	109,892
MDU Resources Group, Inc.	22,706	430,733
Nstar	13,205	424,013
OGE Energy Corp.	11,885	336,583
PNM Resources, Inc.	10,653	114,094
Vectren Corp.	9,984	233,925
		2,006,045

Office Electronics - 0.2%
Zebra Technologies Corp.*	7,351	173,925

Oil, Gas & Consumable Fuels - 3.5%
Arch Coal, Inc.	17,870	274,662
Bill Barrett Corp.*	4,556	125,108
Cimarex Energy Co.	10,295	291,760
Comstock Resources, Inc.*	5,736	189,575
Encore Acquisition Co.*	6,531	201,481
Forest Oil Corp.*	13,784	205,657
Frontier Oil Corp.	12,807	167,900
Mariner Energy, Inc.*	12,353	145,148
Newfield Exploration Co.*	16,402	535,853
Overseas Shipholding Group, Inc.	2,953	100,520
Patriot Coal Corp.*	9,143	58,332
Plains Exploration & Production Co.*	15,085	412,726
Quicksilver Resources, Inc.*	13,962	129,707
Southern Union Co.	15,292	281,220
		3,119,649

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.*	11,207	38,328

Personal Products - 0.5%
Alberto-Culver Co.	10,537	267,956
NBTY, Inc.*	6,778	190,597
		458,553

Pharmaceuticals - 1.3%
Endo Pharmaceuticals Holdings, Inc.*	14,415	258,317
Medicis Pharmaceutical Corp.	6,993	114,125
Perrigo Co.	9,573	265,938
Sepracor, Inc.*	13,484	233,543
Valeant Pharmaceuticals International*	10,150	261,058
		1,132,981

Professional Services - 1.4%
Corporate Executive Board Co.	4,195	87,088
FTI Consulting, Inc.*	6,314	320,246
Kelly Services, Inc.	3,386	37,077
Korn/Ferry International*	5,532	58,860

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Professional Services - Cont'd
Manpower, Inc.	9,678	$409,766
MPS Group, Inc.*	11,218	85,706
Navigant Consulting, Inc.*	5,842	75,479
Watson Wyatt Worldwide, Inc.	5,257	197,295
		1,271,517

Real Estate Investment Trusts - 5.9%
Alexandria Real Estate Equities, Inc.	4,863	174,047
AMB Property Corp.	18,095	340,367
BRE Properties, Inc.	6,318	150,116
Camden Property Trust	7,933	218,951
Corporate Office Properties Trust	7,096	208,126
Cousins Properties, Inc.	5,469	46,486
Duke Realty Corp.	27,699	242,920
Equity One, Inc.	4,454	59,060
Essex Property Trust, Inc.	3,397	211,395
Federal Realty Investment Trust	7,291	375,632
Highwoods Properties, Inc.	8,766	196,095
Hospitality Properties Trust	13,734	163,297
Liberty Property Trust	13,064	300,995
Macerich Co.	9,769	172,032
Mack-Cali Realty Corp.	9,681	220,727
Nationwide Health Properties, Inc.	12,642	325,405
Omega Healthcare Investors, Inc.	10,214	158,521
Potlatch Corp.	4,909	119,240
Rayonier, Inc.	9,745	354,231
Realty Income Corp.	12,891	282,571
Regency Centers Corp.	9,903	345,714
SL Green Realty Corp.	9,506	218,068
UDR, Inc.	18,370	189,762
Weingarten Realty Investors	13,173	191,140
		5,264,898

Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.	5,066	165,810

Road & Rail - 1.1%
Con-way, Inc.	5,702	201,338
JB Hunt Transport Services, Inc.	10,126	309,147
Kansas City Southern*	11,287	181,834
Landstar System, Inc.	6,385	229,285
Werner Enterprises, Inc.	5,304	96,108
		1,017,712

Semiconductors & Semiconductor Equipment - 2.2%
Atmel Corp.*	55,382	206,575
Cree, Inc.*	10,931	321,262
Fairchild Semiconductor International, Inc.*	15,412	107,730
Integrated Device Technology, Inc.*	20,345	122,884
International Rectifier Corp.*	8,925	132,179
Intersil Corp.	15,029	188,915

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Semiconductors & Semiconductor Equipment - Cont'd
Lam Research Corp.*	15,642	$406,692
RF Micro Devices, Inc.*	32,261	121,301
Semtech Corp.*	7,469	118,832
Silicon Laboratories, Inc.*	5,528	209,732
		1,936,102

Software - 3.0%
ACI Worldwide, Inc.*	4,316	60,251
Advent Software, Inc.*	1,914	62,760
ANSYS, Inc.*	10,846	337,961
Cadence Design Systems, Inc.*	32,683	192,830
FactSet Research Systems, Inc.	5,179	258,277
Fair Isaac Corp.	6,032	93,255
Jack Henry & Associates, Inc.	10,372	215,219
Mentor Graphics Corp.*	11,387	62,287
MICROS Systems, Inc.*	9,950	251,934
Parametric Technology Corp.*	14,277	166,898
Rovi Corp.*	10,102	220,325
Sybase, Inc.*	10,290	322,488
Synopsys, Inc.*	17,717	345,659
Wind River Systems, Inc.*	8,389	96,138
		2,686,282

Specialty Retail - 5.0%
Aaron's, Inc.	6,620	197,408
Advance Auto Parts, Inc.	11,734	486,844
Aeropostale, Inc.*	8,246	282,590
American Eagle Outfitters, Inc.	25,464	360,825
AnnTaylor Stores Corp.*	7,035	56,139
Barnes & Noble, Inc.	4,577	94,424
Carmax, Inc.*	27,223	400,178
Chico's FAS, Inc.*	21,898	213,068
Coldwater Creek, Inc.*	5,829	35,324
Collective Brands, Inc.*	7,869	114,651
Dick's Sporting Goods, Inc.*	10,509	180,755
Foot Locker, Inc.	19,107	200,050
Guess ?, Inc.	7,285	187,807
J Crew Group, Inc.*	6,389	172,631
PetSmart, Inc.	15,716	337,265
Rent-A-Center, Inc.*	8,150	145,314
Ross Stores, Inc.	15,686	605,480
Urban Outfitters, Inc.*	14,099	294,246
Williams-Sonoma, Inc.	10,673	126,689
		4,491,688

Textiles, Apparel & Luxury Goods - 1.0%
Fossil, Inc.*	5,720	137,738
Hanesbrands, Inc.*	11,561	173,531
Phillips-Van Heusen Corp.	6,338	181,837
Timberland Co.*	5,689	75,493
Under Armour, Inc.*	4,492	100,531

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Textiles, Apparel & Luxury Goods - Cont'd
Warnaco Group, Inc.*	5,666	$183,578
		852,708

Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	10,071	86,409
First Niagara Financial Group, Inc.	18,532	211,635
New York Community Bancorp, Inc.	42,606	455,458
NewAlliance Bancshares, Inc.	13,241	152,272
Washington Federal, Inc.	10,875	141,375
		1,047,149

Tobacco - 0.1%
Universal Corp.	3,089	102,277

Trading Companies & Distributors - 0.4%
GATX Corp.	5,841	150,231
MSC Industrial Direct Co.	5,541	196,595
United Rentals, Inc.*	7,311	47,448
		394,274

Water Utilities - 0.3%
Aqua America, Inc.	16,710	299,109

Wireless Telecommunication Services - 0.5%
Syniverse Holdings, Inc.*	6,426	103,009
Telephone & Data Systems, Inc.	12,472	352,957
		455,966

Total Equity Securities (Cost $108,897,656)		88,322,424

	Principal
U.S. TREASURY - 0.2%	Amount
United States Treasury Bills, 7/9/09 #	$150,000	149,994

Total U.S. Treasury (Cost $149,994)		149,994

TIME DEPOSIT - 0.2%
State Street Corp. Time Deposit, 0.01%, 7/1/09	185,000	185,000

Total Time Deposit (Cost $185,000)		185,000

TOTAL INVESTMENTS (Cost $109,232,650) - 99.2%		88,657,418
Other assets and liabilities, net - 0.8%		695,902
NET ASSETS - 100%		$89,353,320
Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock outstanding
$0.10 par value, 20,000,000 shares authorized:
Class I: 2,037,481		$122,538,204
Class F: 8,810		413,333
Undistributed net investment income		690,465
Accumulated net realized gain (loss) on investments		(13,721,274)
Net unrealized appreciation (depreciation) on investments		(20,567,408)

Net Assets		$89,353,320

Net Asset Value per Share:
Class I (based on net assets of $88,966,598)		$43.66
Class F (based on net assets of $386,722)		$43.90

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-mini S&P MidCap Index #	16	9/09	$922,720	$7,824

(b) This security was valued by the Board of Directors. See note A.

* Non-income producing security.

# Futures collateralized by 150,000 units of U.S. Treasury Bills.

See notes to financial statements.

S&P Midcap 400 Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income	$782,328
Total investment income	782,328

Expenses:
Investment advisory fee	121,711
Transfer agent fees and expenses	14,829
Accounting fees	4,041
Distribution plan expenses:
Class F	214
Directors' fees and expenses	6,669
Administrative fees	40,570
Custodian fees	18,556
Reports to shareholders	7,324
Professional fees	10,585
Miscellaneous	6,182
Total expenses	230,681
Reimbursement from Advisor:
Class I	(4,212)
Class F	(3,025)
Fees paid indirectly	(50)
Net expenses	223,394

Net Investment Income	558,934

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(835,892)
Futures	(210,418)
(1,046,310)

Change in unrealized appreciation (depreciation) on:
Investments	7,080,807
Futures	(129,930)
6,950,877

Net Realized and Unrealized Gain
(Loss)	5,904,567

Increase (Decrease) in Net Assets
Resulting From Operations	$6,463,501

See notes to financial statements.

S&P Midcap 400 Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$558,934	$1,818,988
Net realized gain (loss)	(1,046,310)	(12,128,233)
Change in unrealized appreciation or (depreciation)	6,950,877	(50,236,462)

Increase (Decrease) in Net Assets
Resulting From Operations	6,463,501	(60,545,707)

Distributions to shareholders from:
Net investment income:
Class I shares	--	(2,853,958)
Class F shares	--	(739)

Net realized gain:
Class I shares	--	(11,824,562)
Class F shares	--	(1,281)
Total distributions	--	(14,680,540)

Capital share transactions:
Shares sold:
Class I shares	5,709,119	18,892,154
Class F shares	271,286	212,505
Reinvestment of distributions:
Class I shares	--	14,678,521
Class F shares	--	2,020
Shares redeemed:
Class I shares	(7,839,656)	(45,958,150)
Class F shares	(20,380)	(53,098)
Total capital share transactions	(1,879,631)	(12,226,048)

Total Increase (Decrease) in Net Assets	4,583,870	(87,452,295)

Net Assets
Beginning of period	84,769,450	172,221,745
End of period (including undistributed net investment
income of $690,465 and $131,531 respectively)	$89,353,320	$84,769,450

See notes to financial statements.

	Six Months Ended	Year Ended
	June 30,	December 31,
CAPITAL SHARE ACTIVITY	2009	2008
Shares sold:
Class I shares	145,220	322,460
Class F shares	6,778	3,807
Reinvestment of distributions:
Class I shares	--	256,407
Class F shares	--	38
Shares redeemed:
Class I shares	(203,881)	(919,042)
Class F shares	(529)	(1,299)
Total capital share transactions	(52,412)	(337,629)

See notes to financial statements.

Notes to Financial Statements

Note A --- Significant Accounting Policies

General: The Summit S&P MidCap 400 Index Portfolio (the "Portfolio"), a series of Summit Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Class F shares are subject to Distribution Plan Expenses. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Portfolio may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, securities valued at $9, or 0.0% of net assets were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities**	$88,322,415	--	$9	$88,322,424
U.S. government obligations	--	$149,994	--	149,994
Other debt obligations	--	185,000	--	185,000
TOTAL	$88,322,415	$334,994	$9*	$88,657,418

Other financial instruments***	$7,824	--	--	$7,824

* Level 3 securities represent 0.0% of net assets.

** For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

***Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements

Effective January 1, 2009, the Portfolio adopted the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .30% of the Portfolio's average daily net assets. Under the terms of the agreement, $22,308 was payable at period end. In addition, $18,611 was payable at period end for operating expenses paid by the Advisor during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is .55% and .79% for Class I and Class F, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $7,436 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Distribution plans, adopted by Class F shares, allow the Portfolio to pay the distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed 0.20% annually of average daily net assets of Class F. Under the terms of the agreement, $61 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $100 for the six months ended June 30 2009. Under the terms of the agreement, $17 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $6,860,486 and $6,626,696.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $109,710,248. Net unrealized depreciation aggregated $21,052,830 of which $7,815,860 related to appreciated securities and $28,868,690 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $11,904,703, at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2016.

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
Class I	2009	2008 (z)	2007
Net asset value, beginning	$40.39	$70.69	$69.23
Income from investment operations
Net investment income (loss)	.28	.72	.67
Net realized and unrealized gain (loss)	2.99	(24.89)	4.44
Total from investment operations	3.27	(24.17)	5.11
Distributions from
Net investment income	--	(1.26)	(.66)
Net realized gain	--	(4.87)	(2.99)
Total distributions	--	(6.13)	(3.65)
Total increase (decrease) in net asset value	3.27	(30.30)	1.46
Net asset value, ending	$43.66	$40.39	$70.69

Total return*	8.10%	(36.63%)	7.38%
Ratios to average net assets: A
Net investment income (loss)	1.38% (a)	1.27%	1.11%
Total expenses	.56% (a)	.55%	.52%
Expenses before offsets	.55% (a)	.55%	.52%
Net expenses	.55% (a)	.55%	.52%
Portfolio turnover	8%	22%	23%
Net assets, ending (in thousands)	$88,967	$84,665	$172,221

		Years Ended
	December 31,	December 31,	December 31,
Class I	2006	2005	2004 (z)
Net asset value, beginning	$66.08	$60.76	$52.62
Income from investment operations
Net investment income (loss)	.67	.52	.35
Net realized and unrealized gain (loss)	5.64	6.50	7.93
Total from investment operations	6.31	7.02	8.28
Distributions from
Net investment income	(.59)	(.33)	(.14)
Net realized gain	(2.57)	(1.37)	--
Total distributions	(3.16)	(1.70)	(.14)
Total increase (decrease) in net asset value	3.15	5.32	8.14
Net asset value, ending	$69.23	$66.08	$60.76

Total return*	9.72%	11.94%	15.76%
Ratios to average net assets: A
Net investment income (loss)	1.15%	.91%	.68%
Total expenses	.52%	.54%	.56%
Expenses before offsets	.52%	.54%	.56%
Net expenses	.52%	.54%	.56%
Portfolio turnover	14%	19%	15%
Net assets, ending (in thousands)	$144,136	$127,372	$99,775

See notes to financial highlights.

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
Class F	2009	2008 (z)	2007^
Net asset value, beginning	$40.65	$70.66	$73.77
Income from investment operations
Net investment income (loss)	.18	.66	.16
Net realized and unrealized gain (loss)	3.07	(24.90)	(3.27)
Total from investment operations	3.25	(24.24)	(3.11)
Distributions from
Net investment income	--	(.90)	--
Net realized gain	--	(4.87)	--
Total distributions	--	(5.77)	--
Total increase (decrease) in net asset value	3.25	(30.01)	(3.11)
Net asset value, ending	$43.90	$40.65	$70.66

Total return*	8.00%	(36.76%)	(4.21%)
Ratios to average net assets: A
Net investment income (loss)	1.12% (a)	1.26%	.89% (a)
Total expenses	3.62% (a)	.79%	.71% (a)
Expenses before offsets	.79% (a)	.78%	.71% (a)
Net expenses	.79% (a)	.78%	.71% (a)
Portfolio turnover	8%	22%	23%
Net assets, ending (in thousands)	$387	$104	$1

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expensesare net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

^ From October 1, 2007 inception.

(z) Per share figures calculated using the Average Share Method.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Balanced Index
Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

1	Asset Allocation and Average Annual Total Returns
2	Shareholder Expense Example
3	Statement of Net Assets
20	Statement of Operations
21	Statements of Changes in Net Assets
22	Notes to Financial Statements
27	Financial Highlights
29	Explanation of Financial Tables
30	Proxy Voting
31	Availability of Quarterly Portfolio Holdings

Balanced Index Portfolio
Asset Allocation
June 30, 2009

% of Total
Asset allocation	Investments

Equity Investments	60%
Fixed Income Investments	39%
Time Deposit	1%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

	6 months	1 year	5 years	10 years

Summit Balanced Index Portfolio	3.44%	-13.10%	0.96%	1.00%
Summit Balanced Composite
Benchmark	2.66%	-13.31%	0.66%	1.06%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Summit Balanced Composite Benchmark is comprised 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,034.40	$3.03
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.82	$3.01

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365.

BALANCED INDEX PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

EQUITY SECURITIES - 60.5%	SHARES	VALUE
Aerospace & Defense - 1.6%
Boeing Co.	831	$35,317
General Dynamics Corp.	442	24,482
Goodrich Corp.	146	7,296
Honeywell International, Inc.	842	26,439
L-3 Communications Holdings, Inc.	142	9,852
Lockheed Martin Corp.	380	30,647
Northrop Grumman Corp.	375	17,130
Precision Castparts Corp.	161	11,758
Raytheon Co.	458	20,349
Rockwell Collins, Inc.	174	7,261
United Technologies Corp.	1,079	56,065
		246,596

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	205	10,691
Expeditors International of Washington, Inc.	254	8,468
FedEx Corp.	357	19,856
United Parcel Service, Inc., Class B	1,140	56,989
		96,004

Airlines - 0.0%
Southwest Airlines Co.	886	5,963

Auto Components - 0.1%
Goodyear Tire & Rubber Co.*	263	2,961
Johnson Controls, Inc.	680	14,770
		17,731

Automobiles - 0.2%
Ford Motor Co.*	3,627	22,016
Harley-Davidson, Inc.	257	4,166
		26,182

Beverages - 1.6%
Brown-Forman Corp., Class B	115	4,943
Coca-Cola Co.	2,243	107,641
Coca-Cola Enterprises, Inc.	380	6,327
Constellation Brands, Inc.*	225	2,853
Dr Pepper Snapple Group, Inc.*	304	6,442
Molson Coors Brewing Co., Class B	179	7,577
Pepsi Bottling Group, Inc.	148	5,008
PepsiCo, Inc.	1,781	97,884
		238,675

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Biotechnology - 1.1%
Amgen, Inc.*	1,183	$62,628
Biogen Idec, Inc.*	341	15,396
Celgene Corp.*	526	25,164
Cephalon, Inc.*	82	4,645
Genzyme Corp.*	311	17,314
Gilead Sciences, Inc.*	1,043	48,854
		174,001

Building Products - 0.0%
Masco Corp.	393	3,765

Capital Markets - 1.8%
Ameriprise Financial, Inc.	247	5,995
Bank of New York Mellon Corp.	1,315	38,543
Charles Schwab Corp.	1,073	18,820
E*Trade Financial Corp.*	566	724
Federated Investors, Inc., Class B	103	2,481
Franklin Resources, Inc.	183	13,178
Goldman Sachs Group, Inc.	575	84,778
Invesco Ltd.	453	8,072
Janus Capital Group, Inc.	163	1,858
Legg Mason, Inc.	153	3,730
Morgan Stanley	1,523	43,421
Northern Trust Corp.	270	14,494
State Street Corp.	554	26,149
T. Rowe Price Group, Inc.	307	12,793
		275,036

Chemicals - 1.1%
Air Products & Chemicals, Inc.	240	15,502
CF Industries Holdings, Inc.	58	4,300
Dow Chemical Co.	1,209	19,513
Eastman Chemical Co.	78	2,956
Ecolab, Inc.	186	7,252
EI Du Pont de Nemours & Co.	1,033	26,465
International Flavors & Fragrances, Inc.	91	2,978
Monsanto Co.	627	46,611
PPG Industries, Inc.	197	8,648
Praxair, Inc.	352	25,017
Sigma-Aldrich Corp.	139	6,889
		166,131

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Commercial Banks - 1.6%
BB&T Corp.	730	$16,045
Comerica, Inc.	161	3,405
Fifth Third Bancorp	567	4,026
First Horizon National Corp.*	257	3,082
Huntington Bancshares, Inc.	388	1,622
KeyCorp	600	3,144
M&T Bank Corp.	88	4,482
Marshall & Ilsley Corp.	300	1,440
PNC Financial Services Group, Inc.	490	19,017
Regions Financial Corp.	1,301	5,256
SunTrust Banks, Inc.	427	7,024
US Bancorp	2,168	38,851
Wells Fargo & Co.	5,251	127,389
Zions Bancorporation	115	1,329
		236,112

Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	125	3,210
Cintas Corp.	144	3,289
Pitney Bowes, Inc.	231	5,066
Republic Services, Inc.	386	9,422
RR Donnelley & Sons Co.	256	2,975
Stericycle, Inc.*	98	5,050
Waste Management, Inc.	563	15,854
		44,866

Communications Equipment - 1.6%
Ciena Corp.*	123	1,273
Cisco Systems, Inc.*	6,497	121,104
Harris Corp.	160	4,538
JDS Uniphase Corp.*	278	1,590
Juniper Networks, Inc.*	598	14,113
Motorola, Inc.	2,610	17,304
QUALCOMM, Inc.	1,888	85,338
Tellabs, Inc.*	509	2,916
		248,176

Computers & Peripherals - 3.3%
Apple, Inc.*	1,019	145,136
Dell, Inc.*	1,980	27,185
EMC Corp.*	2,304	30,182
Hewlett-Packard Co.	2,743	106,017
International Business Machines Corp.	1,488	155,377
Lexmark International, Inc.*	101	1,601
NetApp, Inc.*	366	7,217
QLogic Corp.*	139	1,763
SanDisk Corp.*	243	3,570
Sun Microsystems, Inc.*	881	8,123
Teradata Corp.*	223	5,225
Western Digital Corp.*	266	7,049
		498,445

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Construction & Engineering - 0.2%
Fluor Corp.	220	$11,284
Jacobs Engineering Group, Inc.*	147	6,187
Quanta Services, Inc.*	220	5,089
		22,560

Construction Materials - 0.0%
Vulcan Materials Co.	132	5,689

Consumer Finance - 0.3%
American Express Co.	1,340	31,141
Capital One Financial Corp.	469	10,262
Discover Financial Services	508	5,217
SLM Corp.*	473	4,858
		51,478

Containers & Packaging - 0.1%
Ball Corp.	112	5,058
Bemis Co., Inc.	122	3,074
Owens-Illinois, Inc.*	181	5,070
Pactiv Corp.*	139	3,016
Sealed Air Corp.	202	3,727
		19,945

Distributors - 0.0%
Genuine Parts Co.	191	6,410

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	129	9,174
DeVry, Inc.	70	3,503
H&R Block, Inc.	407	7,013
		19,690

Diversified Financial Services - 2.3%
Bank of America Corp.	9,110	120,252
CIT Group, Inc.	466	1,002
Citigroup, Inc.	6,286	18,669
CME Group, Inc.	76	23,644
IntercontinentalExchange, Inc.*	87	9,939
JPMorgan Chase & Co.	4,394	149,879
Leucadia National Corp.*	195	4,113
Moody's Corp.	228	6,008
NYSE Euronext	310	8,447
The NASDAQ OMX Group, Inc.*	147	3,133
		345,086

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	6,646	165,087
CenturyTel, Inc.	118	3,623
Embarq Corp.	176	7,403
Frontier Communications Corp.	424	3,027

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Diversified Telecommunication Services - Cont'd
Qwest Communications International, Inc.	1,802	$7,478
Verizon Communications, Inc.	3,251	99,903
Windstream Corp.	528	4,414
		290,935

Electric Utilities - 1.4%
Allegheny Energy, Inc.	193	4,950
American Electric Power Co., Inc.	534	15,427
Duke Energy Corp.	1,467	21,404
Edison International	373	11,735
Entergy Corp.	217	16,822
Exelon Corp.	754	38,612
FirstEnergy Corp.	349	13,524
FPL Group, Inc.	468	26,610
Northeast Utilities	206	4,596
Pepco Holdings, Inc.	262	3,521
Pinnacle West Capital Corp.	117	3,528
PPL Corp.	430	14,173
Progress Energy, Inc.	316	11,954
Southern Co.	890	27,732
		214,588

Electrical Equipment - 0.3%
Cooper Industries Ltd.	200	6,210
Emerson Electric Co.	865	28,026
Rockwell Automation, Inc.	159	5,107
		39,343

Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc.*	422	8,571
Amphenol Corp.	205	6,486
Corning, Inc.	1,781	28,603
FLIR Systems, Inc.*	181	4,083
Jabil Circuit, Inc.	208	1,543
Molex, Inc.	187	2,908
		52,194

Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	354	12,900
BJ Services Co.	350	4,770
Cameron International Corp.*	260	7,358
Diamond Offshore Drilling, Inc.	83	6,893
ENSCO International, Inc.	170	5,928
FMC Technologies, Inc.*	151	5,674
Halliburton Co.	1,027	21,259
Nabors Industries Ltd.*	301	4,690
National Oilwell Varco, Inc.*	478	15,611
Rowan Co.'s, Inc.	129	2,492
Schlumberger Ltd.	1,369	74,077
Smith International, Inc.	265	6,824
		168,476

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	496	$22,667
CVS Caremark Corp.	1,666	53,095
Kroger Co.	747	16,471
Safeway, Inc.	514	10,470
SUPERVALU, Inc.	225	2,914
Sysco Corp.	675	15,174
Walgreen Co.	1,130	33,222
Wal-Mart Stores, Inc.	2,558	123,910
Whole Foods Market, Inc.	164	3,113
		281,036

Food Products - 1.1%
Archer-Daniels-Midland Co.	735	19,676
Campbell Soup Co.	237	6,973
ConAgra Foods, Inc.	542	10,330
Dean Foods Co.*	185	3,550
General Mills, Inc.	376	21,063
H.J. Heinz Co.	361	12,888
Hershey Co.	198	7,128
Hormel Foods Corp.	84	2,901
J.M. Smucker Co.	142	6,910
Kellogg Co.	289	13,459
Kraft Foods, Inc.	1,682	42,622
McCormick & Co., Inc.	156	5,075
Sara Lee Corp.	833	8,130
Tyson Foods, Inc.	315	3,972
		164,677

Gas Utilities - 0.1%
EQT Corp.	157	5,481
Nicor, Inc.	48	1,662
Questar Corp.	208	6,460
		13,603

Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	703	37,231
Becton Dickinson & Co.	275	19,610
Boston Scientific Corp.*	1,721	17,451
C.R. Bard, Inc.	119	8,859
DENTSPLY International, Inc.	178	5,433
Hospira, Inc.*	191	7,357
Intuitive Surgical, Inc.*	47	7,692
Medtronic, Inc.	1,280	44,659
St. Jude Medical, Inc.*	397	16,317
Stryker Corp.	273	10,849
Varian Medical Systems, Inc.*	133	4,674
Zimmer Holdings, Inc.*	267	11,374
		191,506

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Health Care Providers & Services - 1.3%
Aetna, Inc.	520	$13,026
AmerisourceBergen Corp.	358	6,351
Cardinal Health, Inc.	413	12,617
CIGNA Corp.	297	7,155
Coventry Health Care, Inc.*	165	3,087
DaVita, Inc.*	124	6,133
Express Scripts, Inc.*	284	19,525
Humana, Inc.*	202	6,517
Laboratory Corp. of America Holdings*	123	8,338
McKesson Corp.	314	13,816
Medco Health Solutions, Inc.*	562	25,633
Patterson Co.'s, Inc.*	123	2,669
Quest Diagnostics, Inc.	177	9,988
Tenet Healthcare Corp.*	549	1,548
UnitedHealth Group, Inc.	1,392	34,772
WellPoint, Inc.*	571	29,058
		200,233

Health Care Technology - 0.0%
IMS Health, Inc.	228	2,896

Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	501	12,911
Darden Restaurants, Inc.	165	5,442
International Game Technology	336	5,342
Marriott International, Inc.	334	7,377
McDonald's Corp.	1,275	73,300
Starbucks Corp.*	880	12,223
Starwood Hotels & Resorts Worldwide, Inc.	212	4,706
Wyndham Worldwide Corp.	189	2,291
Wynn Resorts Ltd.*	80	2,824
Yum! Brands, Inc.	527	17,570
		143,986

Household Durables - 0.2%
Black & Decker Corp.	67	1,920
Centex Corp.	157	1,328
D.R. Horton, Inc.	341	3,192
Fortune Brands, Inc.	163	5,663
Harman International Industries, Inc.	77	1,447
KB Home	90	1,231
Leggett & Platt, Inc.	221	3,366
Lennar Corp.	162	1,570
Newell Rubbermaid, Inc.	297	3,092
Pulte Homes, Inc.	265	2,340
Snap-on, Inc.	62	1,782
Stanley Works	88	2,978
Whirlpool Corp.	76	3,234
		33,143

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Household Products - 1.6%
Clorox Co.	168	$9,379
Colgate-Palmolive Co.	574	40,605
Kimberly-Clark Corp.	474	24,852
Procter & Gamble Co.	3,283	167,761
		242,597

Independent Power Producers & Energy Traders - 0.1%
AES Corp.*	798	9,265
Constellation Energy Group, Inc.	238	6,326
Dynegy, Inc.*	500	1,135
		16,726

Industrial Conglomerates - 1.3%
3M Co.	794	47,719
General Electric Co.	11,929	139,808
Textron, Inc.	265	2,560
		190,087

Insurance - 1.4%
Aflac, Inc.	535	16,633
Allstate Corp.	614	14,982
American International Group, Inc.	3,222	3,738
AON Corp.	327	12,383
Assurant, Inc.	141	3,397
Chubb Corp.	404	16,111
Cincinnati Financial Corp.	200	4,470
Genworth Financial, Inc.	486	3,397
Hartford Financial Services Group, Inc.	334	3,965
Lincoln National Corp.	262	4,509
Loews Corp.	432	11,837
Marsh & McLennan Co.'s, Inc.	590	11,877
MBIA, Inc.*	168	727
MetLife, Inc.	937	28,119
Principal Financial Group, Inc.	278	5,237
Progressive Corp.*	810	12,239
Prudential Financial, Inc.	486	18,089
Torchmark Corp.	99	3,667
Travelers Co.'s, Inc.	670	27,497
Unum Group	399	6,328
XL Capital Ltd.	410	4,699
		213,901

Internet & Catalog Retail - 0.2%
Amazon.com, Inc.*	368	30,787
Expedia, Inc.*	240	3,626
		34,413

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Internet Software & Services - 1.1%
Akamai Technologies, Inc.*	200	$3,836
eBay, Inc.*	1,234	21,139
Google, Inc.*	275	115,937
VeriSign, Inc.*	230	4,250
Yahoo!, Inc.*	1,597	25,009
		170,171

IT Services - 0.7%
Affiliated Computer Services, Inc.*	116	5,153
Automatic Data Processing, Inc.	578	20,484
Cognizant Technology Solutions Corp.*	349	9,318
Computer Sciences Corp.*	174	7,708
Convergys Corp.*	184	1,708
Fidelity National Information Services, Inc.	229	4,571
Fiserv, Inc.*	175	7,997
Iron Mountain, Inc.*	202	5,808
MasterCard, Inc.	83	13,887
Paychex, Inc.	385	9,702
Total System Services, Inc.	230	3,080
Western Union Co.	813	13,333
		102,749

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	338	1,000
Hasbro, Inc.	157	3,806
Mattel, Inc.	390	6,260
		11,066

Life Sciences - Tools & Services - 0.3%
Life Technologies Corp.*	215	8,980
Millipore Corp.*	59	4,142
PerkinElmer, Inc.	126	2,193
Thermo Fisher Scientific, Inc.*	479	19,529
Waters Corp.*	107	5,507
		40,351
Machinery - 0.9%
Caterpillar, Inc.	689	22,764
Cummins, Inc.	241	8,486
Danaher Corp.	292	18,028
Deere & Co.	484	19,336
Dover Corp.	212	7,015
Eaton Corp.	200	8,922
Flowserve Corp.	59	4,119
Illinois Tool Works, Inc.	440	16,430
ITT Corp.	218	9,701
Manitowoc Co., Inc.	150	789
PACCAR, Inc.	416	13,524
Pall Corp.	122	3,240
Parker Hannifin Corp.	179	7,690
		140,044

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Media - 1.6%
CBS Corp., Class B	729	$5,045
Comcast Corp.	3,296	47,759
DIRECTV Group, Inc.*	606	14,974
Gannett Co., Inc.	273	975
Interpublic Group of Co.'s, Inc.*	544	2,747
McGraw-Hill Co.'s, Inc.	377	11,351
Meredith Corp.	41	1,047
New York Times Co.	191	1,052
News Corp.	2,635	24,005
Omnicom Group, Inc.	372	11,748
Scripps Networks Interactive, Inc.	96	2,672
Time Warner Cable, Inc.	404	12,795
Time Warner, Inc.	1,369	34,485
Viacom, Inc., Class B*	694	15,754
Walt Disney Co.	2,124	49,553
Washington Post Co., Class B	6	2,113
		238,075

Metals & Mining - 0.6%
AK Steel Holding Corp.	120	2,303
Alcoa, Inc.	1,138	11,756
Allegheny Technologies, Inc.	109	3,807
Freeport-McMoRan Copper & Gold, Inc.	471	23,602
Newmont Mining Corp.	560	22,887
Nucor Corp.	360	15,995
Titanium Metals Corp.	100	919
United States Steel Corp.	126	4,503
		85,772

Multiline Retail - 0.5%
Big Lots, Inc.*	83	1,745
Family Dollar Stores, Inc.	175	4,952
J.C. Penney Co., Inc.	266	7,637
Kohl's Corp.*	349	14,920
Macy's, Inc.	461	5,421
Nordstrom, Inc.	200	3,978
Sears Holdings Corp.*	63	4,191
Target Corp.	861	33,984
		76,828

Multi-Utilities - 0.9%
Ameren Corp.	240	5,974
Centerpoint Energy, Inc.	399	4,421
CMS Energy Corp.	261	3,153
Consolidated Edison, Inc.	314	11,750
Dominion Resources, Inc.	668	22,325
DTE Energy Co.	196	6,272
Integrys Energy Group, Inc.	82	2,459
NiSource, Inc.	342	3,988
PG&E Corp.	419	16,106

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Multi-Utilities - Cont'd
Public Service Enterprise Group, Inc.	579	$18,893
SCANA Corp.	145	4,708
Sempra Energy	279	13,847
TECO Energy, Inc.	244	2,911
Wisconsin Energy Corp.	140	5,699
Xcel Energy, Inc.	545	10,033
		132,539

Office Electronics - 0.0%
Xerox Corp.	982	6,363

Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	527	23,921
Apache Corp.	384	27,706
Cabot Oil & Gas Corp.	124	3,799
Chesapeake Energy Corp.	656	13,008
Chevron Corp.	2,258	149,592
ConocoPhillips	1,694	71,250
Consol Energy, Inc.	216	7,335
Denbury Resources, Inc.*	289	4,257
Devon Energy Corp.	508	27,686
El Paso Corp.	837	7,726
EOG Resources, Inc.	286	19,425
Exxon Mobil Corp.	5,567	389,189
Hess Corp.	325	17,469
Marathon Oil Corp.	810	24,405
Massey Energy Co.	87	1,700
Murphy Oil Corp.	231	12,548
Noble Energy, Inc.	198	11,676
Occidental Petroleum Corp.	928	61,072
Peabody Energy Corp.	320	9,651
Pioneer Natural Resources Co.	119	3,035
Range Resources Corp.	188	7,785
Southwestern Energy Co.*	394	15,307
Spectra Energy Corp.	770	13,028
Sunoco, Inc.	125	2,900
Tesoro Corp.	160	2,037
Valero Energy Corp.	591	9,982
Williams Co.'s, Inc.	702	10,958
XTO Energy, Inc.	664	25,325
		973,772

Paper & Forest Products - 0.1%
International Paper Co.	455	6,884
MeadWestvaco Corp.	214	3,512
Weyerhaeuser Co.	253	7,699
		18,095

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Personal Products - 0.1%
Avon Products, Inc.	511	$13,173
Estee Lauder Co.'s, Inc.	137	4,476
		17,649

Pharmaceuticals - 4.5%
Abbott Laboratories, Inc.	1,769	83,214
Allergan, Inc.	352	16,748
Bristol-Myers Squibb Co.	2,265	46,002
Eli Lilly & Co.	1,158	40,113
Forest Laboratories, Inc.*	361	9,065
Johnson & Johnson	3,104	176,307
King Pharmaceuticals, Inc.*	304	2,928
Merck & Co., Inc.	2,413	67,468
Mylan, Inc.*	365	4,763
Pfizer, Inc.	7,723	115,845
Schering-Plough Corp.	1,862	46,773
Watson Pharmaceuticals, Inc.*	119	4,009
Wyeth	1,524	69,174
		682,409

Professional Services - 0.1%
Dun & Bradstreet Corp.	63	5,116
Equifax, Inc.	131	3,419
Monster Worldwide, Inc.*	152	1,795
Robert Half International, Inc.	193	4,559
		14,889

Real Estate Investment Trusts - 0.6%
Apartment Investment & Management Co.	160	1,416
AvalonBay Communities, Inc.	86	4,811
Boston Properties, Inc.	145	6,918
Equity Residential	327	7,269
HCP, Inc.	304	6,442
Health Care REIT, Inc.	133	4,535
Host Hotels & Resorts, Inc.	606	5,084
Kimco Realty Corp.	364	3,658
Plum Creek Timber Co., Inc.	184	5,480
ProLogis	474	3,820
Public Storage	150	9,822
Simon Property Group, Inc.	301	15,480
Ventas, Inc.	172	5,136
Vornado Realty Trust	170	7,655
		87,526

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	250	2,340

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	319	$23,459
CSX Corp.	457	15,826
Norfolk Southern Corp.	420	15,821
Ryder System, Inc.	71	1,982
Union Pacific Corp.	576	29,987
		87,075

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc.*	642	2,485
Altera Corp.	351	5,714
Analog Devices, Inc.	349	8,648
Applied Materials, Inc.	1,521	16,685
Broadcom Corp.*	509	12,618
Intel Corp.	6,368	105,390
KLA-Tencor Corp.	194	4,899
Linear Technology Corp.	266	6,211
LSI Corp.*	645	2,941
MEMC Electronic Materials, Inc.*	244	4,346
Microchip Technology, Inc.	204	4,600
Micron Technology, Inc.*	878	4,443
National Semiconductor Corp.	250	3,138
Novellus Systems, Inc.*	101	1,687
NVIDIA Corp.*	643	7,259
Teradyne, Inc.*	237	1,626
Texas Instruments, Inc.	1,461	31,119
Xilinx, Inc.	328	6,711
		230,520

Software - 2.6%
Adobe Systems, Inc.*	600	16,980
Autodesk, Inc.*	246	4,669
BMC Software, Inc.*	209	7,062
CA, Inc.	478	8,332
Citrix Systems, Inc.*	210	6,697
Compuware Corp.*	350	2,401
Electronic Arts, Inc.*	385	8,362
Intuit, Inc.*	385	10,842
McAfee, Inc.*	185	7,805
Microsoft Corp.	8,622	204,945
Novell, Inc.*	404	1,830
Oracle Corp.	4,266	91,378
Salesforce.com, Inc.*	127	4,848
Symantec Corp.*	940	14,626
		390,777
Specialty Retail - 1.2%
Abercrombie & Fitch Co.	92	2,336
AutoNation, Inc.*	129	2,238
AutoZone, Inc.*	47	7,102
Bed Bath & Beyond, Inc.*	311	9,563
Best Buy Co., Inc.	389	13,028
GameStop Corp.*	180	3,962

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Specialty Retail - Cont'd
Gap, Inc.	558	$9,151
Home Depot, Inc.	1,941	45,866
Limited Brands, Inc.	331	3,962
Lowe's Co.'s, Inc.	1,678	32,570
Office Depot, Inc.*	321	1,464
O'Reilly Automotive, Inc.*	165	6,283
RadioShack Corp.	170	2,373
Sherwin-Williams Co.	111	5,966
Staples, Inc.	817	16,479
Tiffany & Co.	145	3,677
TJX Co.'s, Inc.	477	15,007
		181,027

Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	384	10,322
Nike, Inc., Class B	444	22,990
Polo Ralph Lauren Corp.	63	3,373
VF Corp.	104	5,757
		42,442

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	626	8,320
People's United Financial, Inc.	422	6,347
		14,667
Tobacco - 1.0%
Altria Group, Inc.	2,364	38,746
Lorillard, Inc.	193	13,080
Philip Morris International, Inc.	2,210	96,400
Reynolds American, Inc.	202	7,801
		156,027

Trading Companies & Distributors - 0.1%
Fastenal Co.	155	5,141
W.W. Grainger, Inc.	76	6,223
		11,364

Wireless Telecommunication Services - 0.2%
American Tower Corp.*	455	14,346
MetroPCS Communications, Inc.*	300	3,993
Sprint Nextel Corp.*	3,285	15,801
		34,140

Total Equity Securities (Cost $9,883,608)		9,191,558

EXCHANGE TRADED FUNDS - 0.3%	SHARES	Value
iShares Barclays Aggregate Bond Fund	500	$51,075

Total Exchange Traded Funds (Cost $50,187)		51,075

	PRINCIPAL
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%	AMOUNT
Wachovia Bank Commercial Mortgage Trust, 4.964%, 11/15/35	$285,000	253,738

Total Commercial Mortgage-Backed Securities (Cost $201,728)		253,738

CORPORATE BONDS - 11.3%
Apache Corp., 5.625%, 1/15/17	100,000	104,912
Colonial Pipeline Co., 7.75%, 11/1/10 (e)	125,000	131,575
Conoco Funding Co., 6.35%, 10/15/11	50,000	54,569
Goldman Sachs Group, Inc., 5.35%, 1/15/16	100,000	95,342
Honeywell International, Inc., 7.50%, 3/1/10	125,000	130,552
Hospira, Inc., 6.40%, 5/15/15 (b)	100,000	105,317
Masco Corp., 5.875%, 7/15/12	125,000	118,382
Morgan Stanley, 6.625%, 4/1/18	150,000	148,826
Public Service Co. of North Carolina, Inc., 6.625%, 2/15/11	150,000	158,783
Shell International Finance BV, 4.00%, 3/21/14	100,000	102,551
Union Planters Corp., 4.375%, 12/1/10	190,000	188,552
US Bank NA, 4.95%, 10/30/14	100,000	104,954
Wal-Mart Stores, Inc., 3.20%, 5/15/14	100,000	99,587
Wells Fargo & Co., 4.375%, 1/31/13	125,000	125,915
XTO Energy, Inc., 4.625%, 6/15/13	50,000	50,177

Total Corporate Bonds (Cost $1,707,885)		1,719,994

TIME DEPOSIT - 1.1%
State Street Corp. Time Deposit, 0.01%, 7/1/09	161,000	161,000

Total Time Deposit (Cost $161,000)		161,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.2%
Federal Home Loan Bank, 3.625%, 10/18/13	320,000	331,161

Total U.S. Government Agencies And Instrumentalities (Cost $330,638)		331,161

	Principal
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 15.5%	Amount	Value
Fannie Mae:
7.00%, 7/1/29	$65,179	$71,453
6.50%, 8/1/32	56,532	60,484
5.50%, 7/1/33	187,962	195,038
6.00%, 8/1/33	105,754	111,374
5.50%, 11/1/33	323,610	335,793
7.50%, 11/1/36	230,226	249,002
Freddie Mac:
5.00%, 5/1/18	384,812	402,946
4.50%, 9/1/18	83,244	86,336
6.00%, 8/1/36	409,327	428,010
Ginnie Mae, 5.50%, 7/20/34	403,649	416,554

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,290,118)		2,356,990

U.S. TREASURY - 8.2%
United States Treasury Bills, 7/9/09 #	25,000	24,999
United States Treasury Bonds, 5.25%, 11/15/28	200,000	224,875
United States Treasury Notes:
2.75%, 10/31/13	300,000	305,578
2.00%, 11/30/13	325,000	320,226
1.50%, 12/31/13	95,000	91,497
5.125%, 5/15/16	250,000	280,391

Total U.S. Treasury (Cost $1,210,111)		1,247,566

TOTAL INVESTMENTS (Cost $15,835,275) - 100.8%		15,313,082
Other assets and liabilities, net - (0.8%)		(118,506)
NET ASSETS - 100%		$15,194,576

Net Assets Consist of:
Paid-in capital applicable to 374,598 shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized		$16,230,910
Undistributed net investment income		268,015
Accumulated net realized gain (loss) on investments		(786,319)
Net unrealized appreciation (depreciation) on investments		(518,030)

Net Assets		$15,194,576

Net Asset Value per Share		$40.56

FUTURES	UNDERLYING # OF CONTRACTS	UNREALIZED EXPIRATION DATE	FACE AMOUNT AT VALUE	APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500	4	9/09	$183,100	$4,163
Total Purchased				$4,163

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Non-income producing security.

# Futures collateralized by 25,000 units of U.S. Treasury Bills.

See notes to financial statements.

Balanced Index Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Interest income	$128,370
Dividend income	117,697
Total investment income	246,067

Expenses:
Investment advisory fee	22,143
Transfer agent fees and expenses	1,416
Directors' fees and expenses	1,202
Administrative fees	7,381
Custodian fees	16,365
Reports to shareholders	1,384
Professional fees	7,955
Contract services	15,469
Total expenses	73,315
Reimbursement from Advisor	(29,005)
Fees paid indirectly	(23)
Net expenses	44,287

Net Investment Income	201,780

Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investments	34,805
Futures	(133,475)
(98,670)

Changes in unrealized appreciation or (depreciation) on:
Investments	399,183
Futures	(30,437)
368,746

Net Realized and Unrealized Gain
(Loss)	270,076

Increase (Decrease) in Net Assets
Resulting From Operations	$471,856

See notes to financial statements.

Balanced Index Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$201,780	$623,303
Net realized gain (loss)	(98,670)	(45,569)
Change in unrealized appreciation or (depreciation)	368,746	(5,336,359)

Increase (Decrease) in Net Assets
Resulting From Operations	471,856	(4,758,625)

Distributions to shareholders from:
Net investment income	--	(619,228)

Capital share transactions:
Shares sold	715,552	1,422,473
Reinvestment of distributions	--	619,228
Shares redeemed	(1,836,866)	(6,813,199)
Total capital share transactions	(1,121,314)	(4,771,498)

Total Increase (Decrease) in Net Assets	(649,458)	(10,149,351)

Net Assets
Beginning of period	15,844,034	25,993,385
End of period (including undistributed net investment income of $268,015 and $66,235, respectively)	$15,194,576	$15,844,034

Capital Share Activity
Shares sold	18,777	29,832
Reinvestment of distributions	--	14,516
Shares redeemed	(48,296)	(143,741)
Total capital share activity	(29,519)	(99,393)

See notes to financial statements.

Notes to Financial Statements

Note A --- Significant Accounting Policies

General: The Summit Balanced Index Portfolio (the "Portfolio"), a series of Summit Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing the average bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Portfolio may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2009, securities valued at $105,317, or 0.7% of net assets were fair valued in good faith under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	--	$253,738	--	$253,738
Corporate Bonds	--	1,614,677	$105,317*	1,719,994
Equity securities**	$9,191,558	--	--	9,191,558
Exchanged Traded Funds	51,075	--	--	51,075
Other Debt Securities	--	161,000	--	161,000
U.S. Government Obligations	--	3,935,717	--	3,935,717
TOTAL	$9,242,633	$5,965,132	$105,317	$15,313,082

Other financial instruments***	$4,164	--	--	$4,164

* Level 3 securities represent 0.7% of net assets.

** For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

***Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, thte Portfolio adopted the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .30% of the Portfolio's average daily net assets. Under the terms of the agreement, $3,809 was payable at period end. In addition, $2,576 was payable at period end for operating expenses paid by the advisor during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is .60%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $1,270 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $24 for the six months ended June 30, 2009. Under the terms of the agreement, $4 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term and U.S. Government securities, were $3,379,984 and $3,334,361 , respectively. U.S. Government security purchases and sales were $1,891,664 and $1,690,302 , respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $15,976,742. Net unrealized depreciation aggregated $663,660, of which $1,797,607 related to appreciated securities and $2,461,267 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $30,018, $576,478 and $752 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2012, December 2013 and December 2016, respectively.

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Balanced Index Portfolio	2009	2008	2007
Net asset value, beginning	$39.21	$51.62	$49.58
Income from investment operations
Net investment income (loss)	0.55	1.48	1.33
Net realized and unrealized gain (loss)	0.80	(12.45)	2.12
Total from investment operations	1.35	(10.97)	3.45
Distributions from
Net investment income	--	(1.44)	(1.41)
Total distributions	--	(1.44)	(1.41)
Total increase (decrease) in net asset value	1.35	(12.41)	2.04
Net asset value, ending	$40.56	$39.21	$51.62

Total return*	3.44%	(21.55%)	7.02%
Ratios to average net assets: A
Net investment income (loss)	2.73% (a)	3.08%	2.47%
Total expenses	.99% (a)	.86%	.69%
Expenses before offsets	.60% (a)	.60%	.60%
Net expenses	.60% (a)	.60%	.60%
Portfolio turnover	35%	26%	15%
Net assets, ending (in thousands)	$15,195	$15,844	$25,993

		Years Ended
	December 31,	December 31,	December 31,
Balanced Index Portfolio	2006	2005	2004 (z)
Net asset value, beginning	$45.74	$45.55	$43.05
Income from investment operations
Net investment income (loss)	1.16	1.07	.95
Net realized and unrealized gain (loss)	3.80	.28	2.27
Total from investment operations	4.96	1.35	3.22
Distributions from
Net investment income	(1.12)	(1.16)	(.72)
Total distributions	(1.12)	(1.16)	(.72)
Total increase (decrease) in net asset value	3.84	.19	2.50
Net asset value, ending	$49.58	$45.74	$45.55

Total return*	11.02%	3.04%	7.59%
Ratios to average net assets: A
Net investment income (loss)	2.36%	2.25%	2.23%
Total expenses	.69%	.70%	.71%
Expenses before offsets	.60%	.60%	.60%
Net expenses	.60%	.60%	.60%
Portfolio turnover	21%	4%	21%
Net assets, ending (in thousands)	$28,784	$29,316	$33,356

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

*      Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


NASDAQ-100 Index
Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

4	Economic Sectors and Average Annual Total Returns
5	Shareholder Expense Example
6	Statement of Net Assets
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Notes to Financial Statements
18	Financial Highlights
20	Explanation of Financial Tables
21	Proxy Voting
22	Availability of Quarterly Portfolio Holdings

NASDAQ-100 Index Portfolio
Economic Sectors
June 30, 2009

% of Total
Economic Sectors	Investments
Consumer Discretionary	12.1%
Consumer Staples	1.0%
Exchange Traded Funds	1.4%
Government	0.2%
Health Care	16.3%
Industrials	5.0%
Information Technology	61.4%
Materials	0.6%
Telecommunications Services	0.7%
Time Deposit	1.3%

Total	100%

Average Annual Total Returns

(period ended June 30, 2009)

				Since Inception
	6 months	1 year	5 years	(4/27/00)
Summit Nasdaq-100 Index Portfolio	21.95%	-19.42%	-0.59%	-9.15%
NASDAQ 100 Index	22.40%	-19.03%	N/A	N/A

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,219.50	$3.58
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.57	$3.26

* Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365.

NASDAQ-100 INDEX PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

EQUITY SECURITIES - 97.2%	SHARES	VALUE
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	2,534	$132,148
Expeditors International of Washington, Inc.	3,115	103,854
		236,002

Airlines - 0.2%
Ryanair Holdings plc (ADR)*	1,753	49,768

Beverages - 0.2%
Hansen Natural Corp.*	1,348	41,545

Biotechnology - 9.7%
Amgen, Inc.*	7,112	376,509
Biogen Idec, Inc.*	4,727	213,424
Celgene Corp.*	6,863	328,326
Cephalon, Inc.*	1,083	61,352
Genzyme Corp.*	5,124	285,253
Gilead Sciences, Inc.*	13,517	633,137
Vertex Pharmaceuticals, Inc.*	2,711	96,620
		1,994,621

Chemicals - 0.4%
Sigma-Aldrich Corp.	1,768	87,622

Commercial Services & Supplies - 0.6%
Cintas Corp.	2,763	63,107
Stericycle, Inc.*	1,345	69,308
		132,415

Communications Equipment - 13.0%
Cisco Systems, Inc.*	31,066	579,070
Juniper Networks, Inc.*	5,191	122,508
QUALCOMM, Inc.	30,027	1,357,220
Research In Motion Ltd.*	8,533	606,270
		2,665,068

Computers & Peripherals - 15.0%
Apple, Inc.*	18,744	2,669,708
Dell, Inc.*	10,781	148,023
Logitech International SA*	2,691	37,674
NetApp, Inc.*	5,169	101,933
Seagate Technology LLC	7,394	77,341
Sun Microsystems, Inc.*	4,961	45,740
		3,080,419

Construction & Engineering - 0.2%
Foster Wheeler AG*	1,990	47,263

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Diversified Consumer Services - 0.8%
Apollo Group, Inc.*	2,431	$172,893

Electrical Equipment - 0.9%
First Solar, Inc.*	1,115	180,764

Electronic Equipment & Instruments - 0.5%
Flextronics International Ltd.*	13,559	55,728
FLIR Systems, Inc.*	2,247	50,692
		106,420

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	3,438	157,117

Health Care Equipment & Supplies - 1.1%
DENTSPLY International, Inc.	2,150	65,618
Hologic, Inc.*	4,064	57,831
Intuitive Surgical, Inc.*	585	95,741
		219,190

Health Care Providers & Services - 1.6%
Express Scripts, Inc.*	3,330	228,937
Henry Schein, Inc.*	1,343	64,397
Patterson Co.'s, Inc.*	1,801	39,082
		332,416

Hotels, Restaurants & Leisure - 1.4%
Starbucks Corp.*	15,400	213,906
Wynn Resorts Ltd.*	1,991	70,282
		284,188

Household Durables - 0.3%
Garmin Ltd.	2,799	66,672

Internet & Catalog Retail - 2.3%
Amazon.com, Inc.*	4,287	358,650
Expedia, Inc.*	4,267	64,474
Liberty Media Corp. - Interactive*	8,429	42,229
		465,353

Internet Software & Services - 7.7%
Akamai Technologies, Inc.*	2,502	47,988
Baidu.com (ADR)*	399	120,135
eBay, Inc.*	14,414	246,912
Google, Inc.*	2,203	928,763
IAC/InterActiveCorp*	2,251	36,129
VeriSign, Inc.*	2,732	50,487
Yahoo!, Inc.*	10,096	158,103
		1,588,517

EQUITY SECURITIES - Cont'd	SHARES	VALUE
IT Services - 3.1%
Automatic Data Processing, Inc.	5,369	$190,277
Cognizant Technology Solutions Corp.*	4,285	114,410
Fiserv, Inc.*	2,940	134,358
Infosys Technologies Ltd. (ADR)	1,690	62,158
Paychex, Inc.	5,156	129,931
		631,134

Life Sciences - Tools & Services - 1.1%
Illumina, Inc.*	1,791	69,742
Life Technologies Corp.*	2,624	109,473
Pharmaceutical Product Development, Inc.	1,726	40,078
		219,293

Machinery - 1.2%
Joy Global, Inc.	1,511	53,973
PACCAR, Inc.	6,128	199,221
		253,194

Media - 4.3%
Comcast Corp.	21,758	315,273
DIRECTV Group, Inc.*	11,165	275,887
DISH Network Corp.*	3,255	52,764
Liberty Global, Inc.*	2,159	34,306
News Corp.	21,378	194,754
		872,984

Metals & Mining - 0.2%
Steel Dynamics, Inc.	2,893	42,614

Multiline Retail - 0.6%
Sears Holdings Corp.*	1,929	128,317

Pharmaceuticals - 2.8%
Teva Pharmaceutical Industries Ltd. (ADR)	10,788	532,280
Warner Chilcott Ltd.*	3,857	50,719
		582,999

Road & Rail - 0.3%
JB Hunt Transport Services, Inc.	1,898	57,946

Semiconductors & Semiconductor Equipment - 7.3%
Altera Corp.	6,257	101,864
Applied Materials, Inc.	10,379	113,858
Broadcom Corp.*	5,857	145,195
Intel Corp.	29,341	485,593
KLA-Tencor Corp.	3,101	78,300
Lam Research Corp.*	1,953	50,778
Linear Technology Corp.	4,435	103,557
Marvell Technology Group Ltd.*	8,817	102,630
Maxim Integrated Products, Inc.	4,513	70,809

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Semiconductors & Semiconductor Equipment - Cont'd
Microchip Technology, Inc.	2,283	$51,482
NVIDIA Corp.*	7,945	89,699
Xilinx, Inc.	5,480	112,121
		1,505,886

Software - 14.9%
Activision Blizzard, Inc.*	17,585	222,098
Adobe Systems, Inc.*	7,740	219,042
Autodesk, Inc.*	3,553	67,436
CA, Inc.	7,512	130,934
Check Point Software Technologies Ltd.*	3,125	73,344
Citrix Systems, Inc.*	3,229	102,973
Electronic Arts, Inc.*	4,887	106,146
Intuit, Inc.*	6,088	171,438
Microsoft Corp.	46,121	1,096,296
Oracle Corp.	31,316	670,789
Symantec Corp.*	12,943	201,393
		3,061,889

Specialty Retail - 2.5%
Bed Bath & Beyond, Inc.*	5,225	160,669
O'Reilly Automotive, Inc.*	2,028	77,226
Ross Stores, Inc.	1,972	76,119
Staples, Inc.	7,223	145,688
Urban Outfitters, Inc.*	2,502	52,217
		511,919

Trading Companies & Distributors - 0.3%
Fastenal Co.	2,127	70,552

Wireless Telecommunication Services - 0.7%
Millicom International Cellular SA*	1,567	88,159
NII Holdings, Inc.*	2,427	46,283
		134,442

Total Equity Securities (Cost $15,992,684)		19,981,422

EXCHANGE TRADED FUNDS - 1.4%
Powershares QQQ	7,800	283,764

Total Exchange Traded Funds (Cost $260,579)		283,764

	PRINCIPAL
TIME DEPOSIT - 1.4%	AMOUNT	VALUE
State Street Corp. Time Deposit, 0.01%, 7/1/09	$277,000	$277,000

Total Time Deposit (Cost $277,000)		277,000

U.S. TREASURY - 0.2%
United States Treasury Bills, 7/9/09#	50,000	49,998

Total U.S. Treasury (Cost $49,998)		49,998

TOTAL INVESTMENTS (Cost $16,580,261) - 100.2%		20,592,184
Other assets and liabilities, net - (0.2%)		(34,540)
NET ASSETS - 100%		$20,557,644

Net Assets Consist of:
Paid-in capital applicable to 1,013,793 shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized		$27,970,971
Undistributed net investment income		13,530
Accumulated net realized gain (loss) on investments		(11,441,651)
Net unrealized appreciation (depreciation) on investments		4,014,794

Net Assets		$20,557,644

Net Asset Value per Share		$20.28

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100#	9	9/09	$265,725	$2,871

* Non-income producing security.

# Futures collateralized by 50,000 units of U.S. Treasury Bills.

Abbreviations:
ADR: American Depositary Receipt
LLC: Limited Liability Corporation

See notes to financial statements.

NASDAQ-100 Index Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $634)	$68,428
Interest income	80
Total investment income	68,508

Expenses:
Investment advisory fee	31,308
Transfer agent fees and expenses	2,586
Accounting fees	445
Directors' fees and expenses	1,466
Administrative fees	8,945
Custodian fees	7,341
Reports to shareholders	3,490
Professional fees	8,065
Contract services	10,359
Miscellaneous	1,191
Total expenses	75,196
Reimbursement from Advisor	(17,042)
Fees paid indirectly	(11)
Net expenses	58,143

Net Investment Income	10,365

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(83,881)
Futures	60,200
(23,681)

Change in unrealized appreciation (depreciation) on:
Investments	3,683,465
Futures	(15,120)
3,668,345

Net Realized and Unrealized Gain
(Loss)	3,644,664

Increase (Decrease) in Net Assets
Resulting From Operations	$3,655,029

See notes to financial statements.

NASDAQ-100 Index Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$10,365	$14,757
Net realized gain (loss)	(23,681)	(2,191,481)
Change in unrealized appreciation or (depreciation)	3,668,345	(10,861,942)

Increase (Decrease) in Net Assets
Resulting From Operations	3,655,029	(13,038,666)

Distributions to shareholders from:
Net investment income	--	(11,592)
Return of capital	--	--
Total distributions	--	(11,592)

Capital share transactions:
Shares sold	2,356,403	4,815,827
Reinvestment of distributions	--	11,590
Shares redeemed	(2,643,053)	(7,409,885)
Total capital share transactions	(286,650)	(2,582,468)

Total Increase (Decrease) in Net Assets	3,368,379	(15,632,726)

Net Assets
Beginning of period	17,189,265	32,821,991
End of period (including undistributed net investment
income of $13,530 and $3,165, respectively)	$20,557,644	$17,189,265

Capital Share Activity
Shares sold	132,345	217,395
Reinvestment of distributions	--	703
Shares redeemed	(152,489)	(330,016)
Total capital share activity	(20,144)	(111,918)

See notes to financial statements.

Notes to Financial Statements

Note A --- Significant Accounting Policies

General: The Summit NASDAQ-100 Index Portfolio (the "Portfolio"), a series of Summit Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Portfolio may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$19,981,422	--	--	$19,981,422
Exchange traded funds	283,764	--	--	283,764
U.S. government obligations	--	$49,998	--	49,998
Other debt obligations	--	277,000	--	277,000
TOTAL	$20,265,186	$326,998	--	$20,592,184

Other financial instruments**	$2,871	--	--	$2,871

*For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

**Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Mutual Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .35% of the Portfolio's average daily net assets. Under the terms of the agreement, $5,887 was payable at period end. In addition, $3,108 was payable at period end for operating expenses paid by the Advisor during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is .65%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $1,682 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $36 for the six months ended June 30, 2009. Under the terms of the agreement, $6 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $644,528 and $609,672, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $17,299,073. Net unrealized appreciation aggregated $3,293,111, of which $6,173,440 related to appreciated securities and $2,880,329 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $1,618,824, $3,618,754, $231,064, $139,726, $1,358,042, $708,047, $697,707, and $2,318,532 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2009, December 2010, December 2011, December 2012, December 2013, December 2014, December 2015 and December 2016, respectively.

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
NASDAQ-100 Index portfolio	2009	2008	2007
Net asset value, beginning	$16.63	$28.64	$24.47
Income from investment operations
Net investment income (loss)	.01	.03	(.01)
Net realized and unrealized gain (loss)	3.64	(12.01)	4.49
Total from investment operations	3.65	(11.98)	4.48
Distributions from
Net investment income	--	(.03)	***
Return of capital	--	--	(.31)
Total distributions	--	(.03)	(.31)
Total increase (decrease) in net asset value	3.65	(12.01)	4.17
Net asset value, ending	$20.28	$16.63	$28.64

Total return*	21.95%	(41.81%)	18.50%
Ratios to average net assets: A
Net investment income (loss)	.12% (a)	.06%	(.01%)
Total expenses	.84% (a)	.80%	.71%
Expenses before offsets	.65% (a)	.65%	.65%
Net expenses	.65% (a)	.65%	.65%
Portfolio turnover	3%	12%	13%
Net assets, ending (in thousands)	$20,558	$17,189	$32,822

		Years Ended
	December 31,	December 31,	December 31,
NASDAQ-100 Index portfolio	2006	2005	2004
Net asset value, beginning	$22.97	$22.81	$20.72
Income from investment operations
Net investment income (loss)	.02	.02	.12
Net realized and unrealized gain (loss)	1.51	.26	1.97
Total from investment operations	1.53	.28	2.09
Distributions from
Net investment income	(.03)	(.12)	--
Total distributions	(.03)	(.12)	--
Total increase (decrease) in net asset value	1.50	.16	2.09
Net asset value, ending	$24.47	$22.97	$22.81

Total return*	6.67%	1.30%	10.09%
Ratios to average net assets: A
Net investment income (loss)	.05%	.09%	.61%
Total expenses	.76%	.76%	.79%
Expenses before offsets	.65%	.65%	.65%
Net expenses	.65%	.65%	.65%
Portfolio turnover	8%	14%	4%
Net assets, ending (in thousands)	$26,108	$26,330	$27,607

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

*** Amount is less than $0.005.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Russell 2000 Small Cap Index
Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

1	Economic Sectors and Average Annual Total Returns
2	Shareholder Expense Example
4	Schedule of Investments
49	Statement of Assets and Liabilities
50	Statement of Operations
51	Statements of Changes in Net Assets
52	Notes to Financial Statements
57	Financial Highlights
60	Explanation of Financial Tables
61	Proxy Voting
62	Availability of Quarterly Portfolio Holdings

Russell 2000 Small Cap Index Portfolio
Economic Sectors
June 30, 2009

% of Total
economic sectors	Investments
Consumer Discretionary	12.6%
Consumer Staples	3.4%
Energy	4.3%
Exchange Traded Funds	0.9%
Financials	18.8%
Government	0.4%
Health Care	14.4%
Industrials	15.5%
Information Technology	19.5%
Materials	3.7%
Telecommunications Services	1.1%
Time Deposit	1.9%
Utilities	3.5%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

	6 months	1 year	5 years	Since Inception (4/27/2000)
Summit Russell 2000 Small Cap Index Portfolio
Class I	2.35%	-25.31%	-2.23%	1.24%
Class F	2.24%	-25.44%	-2.42%	0.82%
Russell 2000 Index	2.64%	-25.01%	-1.71%	1.63%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class I
Actual	$1,000.00	$1,023.80	$3.51
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.32	$3.51

Class F
Actual	$1,000.00	$1,022.90	$4.56
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.28	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.70% and 0.91%, respectively, multiplied by the average account value over the period, multiplied by 181/365.

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

EQUITY SECURITIES - 97.6%	SHARES	VALUE
Aerospace & Defense - 1.8%
AAR Corp.*	2,939	$47,171
Aerovironment, Inc.*	1,049	32,372
American Science & Engineering, Inc.	688	47,555
Applied Signal Technology, Inc.	1,004	25,612
Argon ST, Inc.*	1,043	21,455
Ascent Solar Technologies, Inc.*	1,229	9,611
Astronics Corp.*	730	7,585
Axsys Technologies, Inc.*	758	40,659
Ceradyne, Inc.*	1,989	35,126
Cubic Corp.	1,242	44,451
Curtiss-Wright Corp.	3,572	106,196
DigitalGlobe, Inc.*	1,162	22,310
Ducommun, Inc.	842	15,821
DynCorp International, Inc.*	1,972	33,110
Esterline Technologies Corp.*	2,212	59,879
GenCorp, Inc.*	4,542	8,675
HEICO Corp.	1,824	66,138
Herley Industries, Inc.*	1,076	11,804
Hexcel Corp.*	7,265	69,235
Ladish Co., Inc.*	1,161	15,058
LMI Aerospace, Inc.*	692	7,003
Moog, Inc.*	3,219	83,082
Orbital Sciences Corp.*	4,429	67,188
Stanley, Inc.*	907	29,822
Taser International, Inc.*	4,987	22,741
Teledyne Technologies, Inc.*	2,846	93,206
Todd Shipyards Corp.	455	7,576
Triumph Group, Inc.	1,247	49,880
		1,080,321

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,389	10,183
Atlas Air Worldwide Holdings, Inc.*	1,352	31,353
Dynamex, Inc.*	725	11,158
Forward Air Corp.	2,184	46,563
HUB Group, Inc.*	2,796	57,709
Pacer International, Inc.	2,628	5,860
		162,826

Airlines - 0.6%
Airtran Holdings, Inc.*	9,320	57,691
Alaska Air Group, Inc.*	2,713	49,539
Allegiant Travel Co.*	1,212	48,044
Hawaiian Holdings, Inc.*	4,076	24,537
JetBlue Airways Corp.*	18,188	77,663
Republic Airways Holdings, Inc.*	2,785	18,186
Skywest, Inc.	4,416	45,043

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Airlines - Cont'd
UAL Corp.*	10,903	$34,781
US Airways Group, Inc.*	10,414	25,306
		380,790
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc.	3,670	12,625
Amerigon, Inc.*	1,764	10,760
ArvinMeritor, Inc.	5,568	24,444
China Automotive Systems, Inc.*	341	1,876
Cooper Tire & Rubber Co.	4,451	44,154
Dana Holding Corp.*	7,887	10,095
Dorman Products, Inc.*	875	12,101
Drew Industries, Inc.*	1,570	19,107
Exide Technologies*	3,964	14,786
Fuel Systems Solutions, Inc.*	914	18,454
Hawk Corp.*	433	5,997
Lear Corp.*	5,107	2,553
Modine Manufacturing Co.	2,571	12,341
Raser Technologies, Inc.*	3,590	10,052
Spartan Motors, Inc.	2,476	28,053
Standard Motor Products, Inc.	1,237	10,230
Stoneridge, Inc.*	1,166	5,597
Superior Industries International, Inc.	1,837	25,902
Tenneco, Inc.*	3,714	39,368
Wonder Auto Technology, Inc.*	1,171	11,862
		320,357

Automobiles - 0.0%
Winnebago Industries	2,287	16,992

Beverages - 0.1%
Boston Beer Co., Inc.*	659	19,500
Coca Cola Bottling Co. Consolidated	327	18,028
Heckmann Corp.*	6,319	23,696
National Beverage Corp.*	857	9,127
		70,351

Biotechnology - 3.9%
Acorda Therapeutics, Inc.*	3,002	84,626
Affymax, Inc.*	1,089	20,070
Alkermes, Inc.*	7,227	78,196
Allos Therapeutics, Inc.*	4,927	40,845
Alnylam Pharmaceuticals, Inc.*	2,695	60,018
Amicus Therapeutics, Inc.*	1,196	13,694
Arena Pharmaceuticals, Inc.*	5,884	29,361
Ariad Pharmaceuticals, Inc.*	5,295	8,419
Arqule, Inc.*	2,994	18,383
Array Biopharma, Inc.*	3,610	11,335
AVI BioPharma, Inc.*	6,075	9,599
BioCryst Pharmaceuticals, Inc.*	1,692	6,819
Cardium Therapeutics, Inc.*	3,073	5,685
Celera Corp.*	6,049	46,154
Cell Therapeutics, Inc.*	36,485	62,754
Celldex Therapeutics, Inc.*	1,190	9,306

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Biotechnology - Cont'd
Cepheid, Inc.*	4,294	$40,449
Chelsea Therapeutics International, Inc.*	1,869	7,868
Cougar Biotechnology, Inc.*	1,128	48,459
Cubist Pharmaceuticals, Inc.*	4,552	83,438
Curis, Inc.*	5,028	7,995
Cytokinetics, Inc.*	2,652	7,505
Cytori Therapeutics, Inc.*	1,587	5,729
Dyax Corp.*	4,431	9,482
Emergent Biosolutions, Inc.*	1,079	15,462
Enzon Pharmaceuticals, Inc.*	3,565	28,057
Facet Biotech Corp.*	1,805	16,768
Genomic Health, Inc.*	1,110	19,236
Geron Corp.*	7,034	53,951
GTx, Inc.*	1,485	13,707
Halozyme Therapeutics, Inc.*	4,606	32,104
Hemispherx Biopharma, Inc.*	8,741	22,202
Human Genome Sciences, Inc.*	10,234	29,269
Idenix Pharmaceuticals, Inc.*	1,994	7,338
Idera Pharmaceuticals, Inc.*	1,638	9,599
Immunogen, Inc.*	3,843	33,088
Immunomedics, Inc.*	5,207	13,226
Incyte Corp. Ltd.*	5,745	18,901
Infinity Pharmaceuticals, Inc.*	1,415	8,264
Insmed, Inc.*	9,871	9,871
InterMune, Inc.*	3,017	45,858
Isis Pharmaceuticals, Inc.*	7,355	121,357
Lexicon Pharmaceuticals, Inc.*	6,399	7,935
Ligand Pharmaceuticals, Inc., Class B*	8,949	25,594
MannKind Corp.*	4,069	33,813
Martek Biosciences Corp.*	2,488	52,621
Maxygen, Inc.*	2,071	13,917
Medarex, Inc.*	10,153	84,778
Medivation, Inc.*	2,267	50,803
Metabolix, Inc.*	1,513	12,437
Micromet, Inc.*	3,359	16,728
Molecular Insight Pharmaceuticals, Inc.*	1,409	7,285
Momenta Pharmaceuticals, Inc.*	2,779	33,431
Myriad Pharmaceuticals, Inc.*	1,819	8,458
Nabi Biopharmaceuticals*	4,129	9,992
Nanosphere, Inc.*	1,028	5,047
Neurocrine Biosciences, Inc.*	2,921	9,435
NeurogesX, Inc.*	816	4,602
Novavax, Inc.*	4,156	13,632
NPS Pharmaceuticals, Inc.*	3,762	17,531
OncoGenex Pharmaceutical, Inc.*	316	6,914
Onyx Pharmaceuticals, Inc.*	4,493	126,972
Opko Health, Inc.*	3,824	6,768
Orexigen Therapeutics, Inc.*	1,597	8,193
Osiris Therapeutics, Inc.*	1,190	15,982
OXiGENE, Inc.*	2,151	4,689
PDL BioPharma, Inc.	9,026	71,305

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Biotechnology - Cont'd
Pharmasset, Inc.*	1,652	$18,585
Poniard Pharmaceuticals, Inc.*	1,820	10,865
Progenics Pharmaceuticals, Inc.*	2,122	10,928
Protalix BioTherapeutics, Inc.*	2,732	12,349
Regeneron Pharmaceuticals, Inc.*	4,979	89,224
Repligen Corp.*	2,475	13,613
Rigel Pharmaceuticals, Inc.*	2,762	33,475
Sangamo Biosciences, Inc.*	2,918	14,415
Savient Pharmaceuticals, Inc.*	4,803	66,570
Sciclone Pharmaceuticals, Inc.*	2,822	7,224
Seattle Genetics, Inc.*	5,655	54,967
SIGA Technologies, Inc.*	2,047	17,277
Spectrum Pharmaceuticals, Inc.*	2,586	19,783
StemCells, Inc.*	8,151	13,857
Synta Pharmaceuticals Corp.*	1,334	3,082
Theravance, Inc.*	4,208	61,605
Vanda Pharmaceuticals, Inc.*	2,105	24,776
Vical, Inc.*	2,625	7,114
Zymogenetics, Inc.*	2,991	13,759
		2,356,777

Building Products - 0.6%
AAON, Inc.	1,069	21,294
American Woodmark Corp.	839	20,094
Ameron International Corp.	695	46,593
Apogee Enterprises, Inc.	2,305	28,353
Builders FirstSource, Inc.*	1,267	5,271
Gibraltar Industries, Inc.	2,143	14,722
Griffon Corp.*	3,464	28,820
Insteel Industries, Inc.	1,409	11,610
NCI Building Systems, Inc.*	1,492	3,939
Quanex Building Products Corp.	2,818	31,618
Simpson Manufacturing Co., Inc.	3,010	65,076
Trex Co., Inc.*	1,210	16,178
Universal Forest Products, Inc.	1,515	50,131
		343,699

Capital Markets - 2.3%
Allied Capital Corp.	14,114	49,117
American Capital Ltd.	17,017	54,625
Apollo Investment Corp.	10,776	64,656
Ares Capital Corp.	7,352	59,257
BGC Partners, Inc.	2,668	10,112
BlackRock Kelso Capital Corp.	1,036	6,454
Broadpoint Gleacher Securities, Inc.*	2,831	15,797
Calamos Asset Management, Inc.	1,628	22,971
Capital Southwest Corp.	243	17,581
Cohen & Steers, Inc.	1,346	20,123
Diamond Hill Investment Group, Inc.*	164	6,590
Duff & Phelps Corp.	1,280	22,758
E*Trade Financial Corp.*	38,144	48,824

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Capital Markets - Cont'd
Epoch Holding Corp.	804	$6,947
Evercore Partners, Inc.	786	15,437
FBR Capital Markets Corp.*	1,352	6,354
FCStone Group, Inc.*	1,809	7,146
GAMCO Investors, Inc.	604	29,294
GFI Group, Inc.	5,267	35,500
Gladstone Capital Corp.	1,681	12,658
Gladstone Investment Corp.	1,760	8,501
Harris & Harris Group, Inc.*	1,858	10,832
Hercules Technology Growth Capital, Inc.	2,697	22,547
International Assets Holding Corp.*	337	5,011
JMP Group, Inc.	1,155	8,882
Kayne Anderson Energy Development Co.	798	10,581
KBW, Inc.*	2,752	79,147
Knight Capital Group, Inc.*	7,343	125,198
Kohlberg Capital Corp.	1,466	9,265
LaBranche & Co., Inc.*	4,089	17,583
Main Street Capital Corp.	559	7,653
MCG Capital Corp.*	6,026	14,643
MF Global Ltd.*	7,644	45,329
MVC Capital, Inc.	1,867	15,795
NGP Capital Resources Co.	1,798	10,554
Oppenheimer Holdings, Inc.	640	13,549
optionsXpress Holdings, Inc.	3,204	49,758
PennantPark Investment Corp.	1,679	11,921
Penson Worldwide, Inc.*	1,340	11,993
Piper Jaffray Cos*	1,555	67,907
Prospect Capital Corp.	3,392	31,206
Pzena Investment Management, Inc.	491	3,722
Riskmetrics Group, Inc.*	1,617	28,556
Safeguard Scientifics, Inc.*	10,941	14,442
SANDERS MORRIS HARRIS GROUP, Inc.	1,551	8,530
Stifel Financial Corp.*	2,163	104,019
SWS Group, Inc.	1,940	27,102
Thomas Weisel Partners Group, Inc.*	1,424	8,572
TICC Capital Corp.	2,100	9,261
TradeStation Group, Inc.*	2,561	21,666
Triangle Capital Corp.	586	6,399
US Global Investors, Inc.	1,009	9,343
Virtus Investment Partners, Inc.*	434	6,375
Westwood Holdings Group, Inc.	428	17,895
		1,355,938

Chemicals - 1.8%
American Vanguard Corp.	1,505	17,008
Arch Chemicals, Inc.	1,882	46,278
Balchem Corp.	1,369	33,568
Calgon Carbon Corp.*	4,133	57,407
China Green Agriculture, Inc.*	648	5,242
Ferro Corp.	3,303	9,083
GenTek, Inc.*	715	15,966

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Chemicals - Cont'd
H.B. Fuller Co.	3,667	$68,830
Hawkins, Inc.	688	15,535
ICO, Inc.*	2,207	6,003
Innophos Holdings, Inc.	1,361	22,987
Innospec, Inc.	1,864	20,038
Koppers Holdings, Inc.	1,580	41,665
Landec Corp.*	1,849	12,555
LSB Industries, Inc.*	1,385	22,395
Minerals Technologies, Inc.	1,426	51,365
NewMarket Corp.	795	53,527
NL Industries, Inc.	532	3,926
Olin Corp.	6,155	73,183
OM Group, Inc.*	2,309	67,007
Omnova Solutions, Inc.*	3,462	11,286
PolyOne Corp.*	7,063	19,141
Quaker Chemical Corp.	819	10,885
Rockwood Holdings, Inc.*	3,891	56,964
Schulman A, Inc.	2,048	30,945
Sensient Technologies Corp.	3,848	86,849
ShengdaTech, Inc.*	2,402	9,056
Solutia, Inc.*	7,148	41,172
Spartech Corp.	2,435	22,378
Stepan Co.	506	22,345
Westlake Chemical Corp.	1,528	31,156
WR Grace & Co.*	5,455	67,478
Zep, Inc.	1,666	20,075
Zoltek Cos, Inc.*	2,193	21,316
		1,094,614

Commercial Banks - 5.9%
1st Source Corp.	1,189	20,534
Alliance Financial Corp.	324	9,189
American National Bankshares, Inc.	482	9,293
Ameris Bancorp	1,081	6,832
Ames National Corp.	514	12,547
Arrow Financial Corp.	728	19,656
Auburn National Bancorporation, Inc.	185	5,272
Bancfirst Corp.	557	19,261
Banco Latinoamericano de Exportaciones SA	2,174	27,023
Bancorp Rhode Island, Inc.	288	5,676
Bancorp, Inc.*	881	5,286
Bank of Kentucky Financial Corp.	243	6,804
Bank of Marin Bancorp	408	10,996
Bank of the Ozarks, Inc.	986	21,327
Banner Corp.	1,191	4,550
Bar Harbor Bankshares	227	7,003
Boston Private Financial Holdings, Inc.	5,355	23,990
Bridge Bancorp, Inc.	491	13,365
Bryn Mawr Bank Corp.	548	10,341
Camden National Corp.	614	20,894
Cape Bancorp, Inc.*	930	8,026
Capital City Bank Group, Inc.	939	15,822

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Commercial Banks - Cont'd
Cardinal Financial Corp.	1,926	$15,081
Cathay General Bancorp	3,762	35,777
Center Bancorp, Inc.	869	7,082
Centerstate Banks of Florida, Inc.	736	5,461
Central Pacific Financial Corp.	2,178	8,167
Century Bancorp, Inc.	277	5,108
Chemical Financial Corp.	1,801	35,858
Chicopee Bancorp, Inc.*	510	6,615
Citizens & Northern Corp.	715	14,708
Citizens Holding Co.	314	9,797
Citizens Republic Bancorp, Inc.*	9,665	6,862
City Holding Co.	1,220	37,039
CNB Financial Corp.	682	9,664
CoBiz Financial, Inc.	1,421	9,109
Colonial BancGroup, Inc.	15,251	9,456
Columbia Banking System, Inc.	1,442	14,752
Community Bank System, Inc.	2,502	36,429
Community Trust Bancorp, Inc.	1,136	30,388
CVB Financial Corp.	5,027	30,011
Eagle Bancorp, Inc.*	781	6,849
East West Bancorp, Inc.	4,820	31,282
Enterprise Bancorp, Inc.	399	4,708
Enterprise Financial Services Corp.	881	8,008
Farmers Capital Bank Corp.	495	12,459
Financial Institutions, Inc.	874	11,939
First Bancorp, Inc. (North Carolina)	1,145	17,954
First Bancorp, Inc. (Puerto Rico)	6,345	25,063
First Bancorp, Inc. (Maine)	691	13,454
First Busey Corp.	1,922	14,127
First California Financial Group, Inc.*	446	2,752
First Commonwealth Financial Corp.	6,500	41,210
First Community Bancshares, Inc.	723	9,283
First Financial Bancorp	2,841	21,364
First Financial Bankshares, Inc.	1,573	79,216
First Financial Corp.	866	27,348
First Merchants Corp.	1,736	13,940
First Midwest Bancorp, Inc.	3,678	26,886
First of Long Island Corp.	427	9,881
First South Bancorp, Inc.	641	7,436
FirstMerit Corp.	6,473	109,912
FNB Corp.	6,504	40,260
German American Bancorp, Inc.	875	12,609
Glacier Bancorp, Inc.	4,640	68,533
Great Southern Bancorp, Inc.	793	16,296
Guaranty Bancorp*	4,153	7,932
Hampton Roads Bankshares, Inc.	1,456	12,012
Hancock Holding Co.	1,947	63,258
Harleysville National Corp.	3,271	15,374
Heartland Financial USA, Inc.	1,017	14,523
Heritage Financial Corp.	440	5,086
Home Bancorp, Inc.*	705	8,418

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Commercial Banks - Cont'd
Home Bancshares, Inc.	1,056	$20,106
IBERIABANK Corp.	1,215	47,883
Independent Bank Corp.	1,580	31,126
International Bancshares Corp.	3,847	39,663
Investors Bancorp, Inc.*	3,330	30,503
Lakeland Bancorp, Inc.	1,608	14,456
Lakeland Financial Corp.	975	18,525
MainSource Financial Group, Inc.	1,480	10,982
MB Financial, Inc.	2,625	26,749
Merchants Bancshares, Inc.	377	8,366
Metro Bancorp, Inc.*	413	7,954
Midsouth Bancorp, Inc.	362	6,082
Nara Bancorp, Inc.	1,816	9,407
National Bankshares, Inc.	547	13,128
National Penn Bancshares, Inc.:
Common	6,022	27,761
Fractional Shares (b)*	25,000	6
NBT Bancorp, Inc.	2,705	58,726
Northfield Bancorp, Inc.	1,568	18,220
Northrim BanCorp, Inc.	500	6,960
Norwood Financial Corp.	148	4,641
Ohio Valley Banc Corp.	315	9,242
Old National Bancorp	5,003	49,129
Old Point Financial Corp.	159	2,941
Old Second Bancorp, Inc.	1,095	6,460
Oriental Financial Group, Inc.	1,831	17,761
Orrstown Financial Services, Inc.	404	15,045
Pacific Capital Bancorp	3,497	7,484
Pacific Continental Corp.	850	10,310
PacWest Bancorp	2,170	28,557
Park National Corp.	840	47,443
Peapack Gladstone Financial Corp.	662	12,770
Penns Woods Bancorp, Inc.	303	8,829
Peoples Bancorp, Inc.	821	13,998
Peoples Financial Corp.	299	5,681
Pinnacle Financial Partners, Inc.*	1,707	22,737
Porter Bancorp, Inc.	211	3,197
Premierwest Bancorp	1,620	5,492
PrivateBancorp, Inc.	2,757	61,316
Prosperity Bancshares, Inc.	3,642	108,641
Renasant Corp.	1,633	24,528
Republic Bancorp, Inc.	737	16,649
Republic First Bancorp, Inc.*	566	4,415
S&T Bancorp, Inc.	1,803	21,924
Sandy Spring Bancorp, Inc.	1,309	19,242
Santander BanCorp*	295	2,053
SCBT Financial Corp.	998	23,643
Shore Bancshares, Inc.	669	12,002
Sierra Bancorp	592	7,477
Signature Bank*	2,698	73,170
Simmons First National Corp.	1,041	27,815

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Commercial Banks - Cont'd
Smithtown Bancorp, Inc.	1,158	$14,811
South Financial Group, Inc.	5,707	6,791
Southside Bancshares, Inc.	1,015	23,221
Southwest Bancorp, Inc.	1,158	11,302
State Bancorp, Inc.	1,141	8,626
StellarOne Corp.	1,700	22,015
Sterling BanCorp.	1,434	11,974
Sterling Bancshares, Inc.	6,506	41,183
Sterling Financial Corp.	3,940	11,465
Suffolk Bancorp	763	19,563
Sun Bancorp, Inc.*	1,172	6,070
Susquehanna Bancshares, Inc.	6,509	31,829
SVB Financial Group*	2,605	70,908
SY Bancorp, Inc.	1,009	24,388
Texas Capital Bancshares, Inc.*	2,813	43,517
Tompkins Financial Corp.	652	31,263
Tower Bancorp, Inc.	275	9,666
TowneBank	1,583	22,162
Trico Bancshares	1,106	17,143
Trustmark Corp.	4,532	87,558
UCBH Holdings, Inc.	8,361	10,535
UMB Financial Corp.	2,543	96,659
Umpqua Holdings Corp.	4,549	35,300
Union Bankshares Corp.	1,075	16,093
United Bankshares, Inc.	2,868	56,041
United Community Banks, Inc.*	3,130	18,751
United Security Bancshares	475	10,402
Univest Corp. of Pennsylvania	1,024	20,746
W Holding Co., Inc.	0	4
Washington Banking Co.	753	7,093
Washington Trust Bancorp, Inc.	909	16,207
Webster Financial Corp.	4,173	33,593
WesBanco, Inc.	2,007	29,182
West Bancorporation, Inc.	1,387	6,935
Westamerica Bancorporation	2,306	114,401
Western Alliance Bancorp*	3,621	24,768
Wilber Corp.	459	5,095
Wilshire Bancorp, Inc.	1,534	8,820
Wintrust Financial Corp.	1,785	28,703
Yadkin Valley Financial Corp.	913	6,309
		3,502,710

Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	3,630	65,594
ACCO Brands Corp.*	4,316	12,171
American Ecology Corp.	1,232	22,077
American Reprographics Co.*	2,901	24,136
Amrep Corp.*	138	1,522
APAC Customer Services, Inc.*	2,008	10,301
ATC Technology Corp.*	1,606	23,287
Bowne & Co., Inc.	2,205	14,354

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Commercial Services & Supplies - Cont'd
Cenveo, Inc.*	3,827	$16,188
Clean Harbors, Inc.*	1,609	86,870
Comfort Systems USA, Inc.	3,152	32,308
Consolidated Graphics, Inc.*	794	13,831
Cornell Cos, Inc.*	886	14,362
Courier Corp.	832	12,696
Deluxe Corp.	3,904	50,010
EnergySolutions, Inc.	5,963	54,860
EnerNOC, Inc.*	771	16,708
Ennis, Inc.	2,050	25,543
Fuel Tech, Inc.*	1,411	13,687
G&K Services, Inc.	1,500	31,725
GEO Group, Inc.:
Common Stock*	3,853	71,589
Escrow (b)*	100,000	12
GeoEye, Inc.*	1,363	32,112
Healthcare Services Group	3,419	61,132
Heritage-Crystal Clean, Inc.*	202	2,454
Herman Miller, Inc.	4,245	65,118
HNI Corp.	3,375	60,952
ICT Group, Inc.*	698	6,094
Innerworkings, Inc.*	2,519	11,965
Interface, Inc.	4,032	24,998
Kimball International, Inc., Class B	2,544	15,875
Knoll, Inc.	3,659	27,735
M&F Worldwide Corp.*	907	18,140
Mcgrath Rentcorp	1,845	35,166
Metalico, Inc.*	1,927	8,980
Mine Safety Appliances Co.	2,106	50,755
Mobile Mini, Inc.*	2,621	38,450
Multi-Color Corp.	757	9,281
North American Galvanizing & Coating, Inc.*	1,004	6,084
Perma-Fix Environmental Services*	4,267	10,326
Rollins, Inc.	3,463	59,944
Schawk, Inc.	1,200	9,012
Standard Parking Corp.*	664	10,817
Standard Register Co.	1,196	3,899
Steelcase, Inc.	5,640	32,825
SYKES Enterprises, Inc.*	2,736	49,494
Team, Inc.*	1,399	21,922
Tetra Tech, Inc.*	4,757	136,288
United Stationers, Inc.*	1,769	61,703
Viad Corp.	1,568	27,001
Waste Services, Inc.*	1,892	9,801
		1,522,154

Communications Equipment - 3.8%
3Com Corp.*	30,599	144,121
Acme Packet, Inc.*	3,069	31,058
ADC Telecommunications, Inc.*	7,631	60,743
Adtran, Inc.	4,247	91,183
Airvana, Inc.*	1,921	12,237

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Communications Equipment - Cont'd
Anaren, Inc.*	1,154	$20,403
Arris Group, Inc.*	9,786	118,998
Aruba Networks, Inc.*	4,167	36,420
Avocent Corp.*	3,368	47,017
Bel Fuse, Inc., Class B	945	15,158
BigBand Networks, Inc.*	2,619	13,540
Black Box Corp.	1,325	44,348
Blue Coat Systems, Inc.*	3,119	51,588
Cogo Group, Inc.*	2,053	12,256
Communications Systems, Inc.	482	4,724
Comtech Telecommunications Corp.*	2,126	67,777
DG FastChannel, Inc.*	1,439	26,334
Digi International, Inc.*	2,054	20,026
Emcore Corp.*	5,846	7,366
EMS Technologies, Inc.*	1,243	25,979
Emulex Corp.*	6,377	62,367
Extreme Networks*	6,916	13,832
Globecomm Systems, Inc.*	1,607	11,554
Harmonic, Inc.*	7,112	41,890
Harris Stratex Networks, Inc.*	4,452	28,849
Hughes Communications, Inc.*	572	13,059
Infinera Corp.*	7,002	63,928
InterDigital, Inc.*	3,427	83,756
Ixia*	2,479	16,708
KVH Industries, Inc.*	1,103	7,533
Loral Space & Communications, Inc.*	930	23,947
Netgear, Inc.*	2,671	38,489
Network Equipment Technologies, Inc.*	2,304	9,815
Neutral Tandem, Inc.*	2,592	76,516
Oplink Communications, Inc.*	1,714	19,540
Opnext, Inc.*	1,520	3,253
Palm, Inc.*	10,887	180,398
Parkervision, Inc.*	1,832	5,606
PC-Tel, Inc.*	1,456	7,790
Plantronics, Inc.	3,698	69,929
Polycom, Inc.*	6,618	134,147
Powerwave Technologies, Inc.*	10,470	16,857
Riverbed Technology, Inc.*	4,237	98,256
Seachange International, Inc.*	2,460	19,754
ShoreTel, Inc.*	3,451	27,608
Sonus Networks, Inc.*	15,482	24,926
Starent Networks Corp.*	3,093	75,500
Sycamore Networks, Inc.*	14,503	45,394
Symmetricom, Inc.*	3,578	20,645
Tekelec*	5,258	88,492
Utstarcom, Inc.*	8,802	14,347
Viasat, Inc.*	1,919	49,203
		2,245,164

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Computers & Peripherals - 1.1%
3PAR, Inc.*	2,170	$26,908
ActivIdentity Corp.*	3,619	9,156
Adaptec, Inc.*	9,636	25,535
Avid Technology, Inc.*	2,279	30,561
Compellent Technologies, Inc.*	1,125	17,156
Cray, Inc.*	2,516	19,826
Data Domain, Inc.*	3,743	124,829
Electronics for Imaging, Inc.*	4,022	42,874
Imation Corp.	2,260	17,199
Immersion Corp.*	2,323	11,476
Intermec, Inc.*	4,658	60,088
Intevac, Inc.*	1,729	15,060
Isilon Systems, Inc.*	1,962	8,319
Netezza Corp.*	3,724	30,984
Novatel Wireless, Inc.*	2,483	22,397
Quantum Corp.*	16,021	13,297
Rimage Corp.*	769	12,773
Silicon Graphics International Corp.*	2,362	10,723
STEC, Inc.*	1,951	45,244
Stratasys, Inc.*	1,645	18,078
Super Micro Computer, Inc.*	1,763	13,505
Synaptics, Inc.*	2,709	104,703
		680,691

Construction & Engineering - 1.0%
Argan, Inc.*	585	8,266
Dycom Industries, Inc.*	3,143	34,793
EMCOR Group, Inc.*	5,128	103,175
Furmanite Corp.*	2,902	12,943
Granite Construction, Inc.	2,706	90,056
Great Lakes Dredge & Dock Corp.	3,173	15,167
Insituform Technologies, Inc.*	2,913	49,434
Integrated Electrical Services, Inc.*	617	4,819
Layne Christensen Co.*	1,451	29,673
MasTec, Inc.*	4,114	48,216
Michael Baker Corp.*	583	24,696
MYR Group, Inc.*	1,361	27,519
Northwest Pipe Co.*	689	23,950
Orion Marine Group, Inc.*	1,719	32,661
Pike Electric Corp.*	1,368	16,484
Primoris Services Corp.	644	4,778
Sterling Construction Co., Inc.*	919	14,024
Tutor Perini Corp.*	2,035	35,328
		575,982

Construction Materials - 0.1%
Headwaters, Inc.*	3,177	10,675
Texas Industries, Inc.	1,765	55,350
United States Lime & Minerals, Inc.*	143	6,066
US Concrete, Inc.*	3,167	6,271
		78,362

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Consumer Finance - 0.4%
Advance America Cash Advance Centers, Inc.	3,524	$15,611
Cardtronics, Inc.*	1,000	3,810
Cash America International, Inc.	2,196	51,364
CompuCredit Corp.*	1,284	2,953
Credit Acceptance Corp.*	474	10,357
Dollar Financial Corp.*	1,931	26,629
Ezcorp, Inc.*	3,404	36,695
First Cash Financial Services, Inc.*	1,582	27,717
First Marblehead Corp.*	5,507	11,124
Nelnet, Inc.*	1,394	18,944
QC Holdings, Inc.	270	1,388
Rewards Network, Inc.*	1,514	5,723
World Acceptance Corp.*	1,289	25,664
		237,979

Containers & Packaging - 0.5%
AEP Industries, Inc.*	466	12,298
Boise, Inc.*	2,845	4,893
Bway Holding Co.*	596	10,448
Graphic Packaging Holding Co.*	8,821	16,142
Myers Industries, Inc.	2,159	17,963
Rock-Tenn Co.	3,029	115,587
Silgan Holdings, Inc.	2,111	103,502
		280,833
Distributors - 0.1%
Audiovox Corp.*	1,390	8,145
Core-Mark Holding Co., Inc.*	750	19,545
		27,690

Diversified Consumer Services - 1.3%
American Public Education, Inc.*	1,433	56,761
Bridgepoint Education, Inc.*	1,095	18,615
Capella Education Co.*	1,150	68,944
ChinaCast Education Corp.*	2,320	16,518
Coinstar, Inc.*	2,286	61,036
Corinthian Colleges, Inc.*	6,434	108,928
CPI Corp.	396	6,728
Grand Canyon Education, Inc.*	1,247	20,925
Jackson Hewitt Tax Service, Inc.	2,266	14,185
K12, Inc.*	1,865	40,191
Learning Tree International, Inc.*	713	7,344
Lincoln Educational Services Corp.*	765	16,011
Mac-Gray Corp.*	905	11,982
Matthews International Corp.	2,361	73,474
Nobel Learning Communities, Inc.*	322	3,693
Pre-Paid Legal Services, Inc.*	602	26,241
Princeton Review, Inc.*	1,065	5,762
Regis Corp.	3,252	56,617
Sotheby's	5,094	71,876
Steiner Leisure Ltd.*	1,232	37,613

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Diversified Consumer Services - Cont'd
Stewart Enterprises, Inc.	6,319	$30,458
Universal Technical Institute, Inc.*	1,716	25,620
		779,522

Diversified Financial Services - 0.5%
Ampal American Israel*	1,584	3,865
Asset Acceptance Capital Corp.*	1,189	9,143
California First National Bancorp	145	1,653
Compass Diversified Holdings	1,899	15,363
Encore Capital Group, Inc.*	1,065	14,111
Fifth Street Finance Corp.	1,558	15,642
Financial Federal Corp.	1,924	39,538
Life Partners Holdings, Inc.	591	8,380
MarketAxess Holdings, Inc.*	2,470	23,539
Medallion Financial Corp.	1,184	9,058
NewStar Financial, Inc.*	1,906	3,640
PHH Corp.*	4,082	74,211
Pico Holdings, Inc.*	1,488	42,706
Portfolio Recovery Associates, Inc.*	1,145	44,346
Primus Guaranty Ltd.*	1,856	4,380
Resource America, Inc.	783	4,213
Teton Advisors, Inc. (b)*	9	-
		313,788

Diversified Telecommunication - 0.1%
AboveNet, Inc.*	488	39,518
D&E Communications, Inc.	1,139	11,652
Fibernet Telecom Group, Inc.*	464	5,763
HickoryTech Corp.	1,030	7,911
inContact, Inc.*	2,138	5,858
SureWest Communications*	1,128	11,810
		82,512

Diversified Telecommunication Services - 0.6%
Alaska Communications Systems Group, Inc.	3,276	23,980
Atlantic Tele-Network, Inc.	726	28,525
Cbeyond, Inc.*	1,909	27,394
Cincinnati Bell, Inc.*	16,969	48,192
Cogent Communications Group, Inc.*	3,576	29,144
Consolidated Communications Holdings, Inc.	1,846	21,617
Fairpoint Communications, Inc.	6,727	4,036
General Communication, Inc.*	3,603	24,969
Global Crossing Ltd.*	2,084	19,131
Ibasis, Inc.*	2,561	3,355
Iowa Telecommunications Services, Inc.	2,424	30,324
NTELOS Holdings Corp.	2,257	41,574
PAETEC Holding Corp.*	9,846	26,584
Premiere Global Services, Inc.*	4,678	50,710
		379,535

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Electric Utilities - 1.2%
Allete, Inc.	1,972	$56,695
Central Vermont Public Service Corp.	824	14,914
Cleco Corp.	4,771	106,966
El Paso Electric Co.*	3,389	47,310
Empire District Electric Co.	2,555	42,209
IDACORP, Inc.	3,724	97,345
MGE Energy, Inc.	1,823	61,162
Portland General Electric Co.	5,934	115,594
UIL Holdings Corp.	2,316	51,994
Unisource Energy Corp.	2,813	74,657
Unitil Corp.	830	17,115
		685,961

Electrical Equipment - 2.3%
A.O. Smith Corp.	1,734	56,476
Acuity Brands, Inc.	3,232	90,658
Advanced Battery Technologies, Inc.*	3,310	13,306
American Superconductor Corp.*	3,429	90,011
AZZ, Inc.*	919	31,623
Baldor Electric Co.	3,677	87,476
Belden, Inc.	3,679	61,439
Brady Corp.	3,801	95,481
Broadwind Energy, Inc.*	2,478	28,051
Chase Corp.	480	5,712
China BAK Battery, Inc.*	2,409	7,107
Encore Wire Corp.	1,453	31,022
Ener1, Inc.*	3,774	20,606
Energy Conversion Devices, Inc.*	3,411	48,266
EnerSys*	3,187	57,971
Evergreen Solar, Inc.*	14,832	32,185
Franklin Electric Co., Inc.	1,732	44,893
FuelCell Energy, Inc.*	5,465	22,844
Fushi Copperweld, Inc.*	1,149	9,502
GrafTech International Ltd.*	9,499	107,434
GT Solar International, Inc.*	2,291	12,188
Harbin Electric, Inc.*	894	13,982
II-VI, Inc.*	1,848	40,970
LaBarge, Inc.*	972	9,010
LSI Industries, Inc.	1,507	8,213
Microvision, Inc.*	4,522	13,883
Orion Energy Systems, Inc.*	723	2,711
Polypore International, Inc.*	1,788	19,883
Powell Industries, Inc.*	590	21,871
Power-One, Inc.*	5,945	8,858
PowerSecure International, Inc.*	1,349	5,747
Preformed Line Products Co.	216	9,517
Regal-Beloit Corp.	2,829	112,368
SatCon Technology Corp.*	4,075	7,335
Ultralife Corp.*	1,001	7,177
Valence Technology, Inc.*	4,040	7,232
Vicor Corp.	1,546	11,162

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Electrical Equipment - Cont'd
Woodward Governor Co.	4,763	$94,307
		1,348,477

Electronic Equipment & Instruments - 2.0%
Agilysys, Inc.	1,809	8,466
Anixter International, Inc.*	2,255	84,765
Benchmark Electronics, Inc.*	5,098	73,411
Brightpoint, Inc.*	3,914	24,541
Checkpoint Systems, Inc.*	2,991	46,929
China Security & Surveillance Technology, Inc.*	2,142	16,151
Cogent, Inc.*	3,104	33,306
Cognex Corp.	3,166	44,736
Coherent, Inc.*	1,786	36,934
Comverge, Inc.*	1,739	21,042
CPI International, Inc.*	758	6,587
CTS Corp.	2,681	17,561
Daktronics, Inc.	2,468	19,004
DDi Corp.*	1,132	5,128
DTS, Inc.*	1,420	38,439
Echelon Corp.*	2,363	20,038
Electro Rent Corp.	1,716	16,285
Electro Scientific Industries, Inc.*	2,161	24,160
FARO Technologies, Inc.*	1,329	20,639
ICx Technologies, Inc.*	1,092	6,552
Insight Enterprises, Inc.*	3,549	34,283
IPG Photonics Corp.*	1,532	16,806
L-1 Identity Solutions, Inc.*	5,907	45,720
Littelfuse, Inc.*	1,644	32,814
Maxwell Technologies, Inc.*	1,454	20,109
Measurement Specialties, Inc.*	1,150	8,108
Mercury Computer Systems, Inc.*	1,813	16,770
Methode Electronics, Inc.	3,028	21,257
MTS Systems Corp.	1,326	27,382
Multi-Fineline Electronix, Inc.*	692	14,809
Newport Corp.*	2,855	16,530
OSI Systems, Inc.*	1,254	26,146
PAR Technology Corp.*	642	4,102
Park Electrochemical Corp.	1,540	33,156
PC Connection, Inc.*	756	3,969
PC Mall, Inc.*	882	5,962
Plexus Corp.*	3,022	61,830
Radisys Corp.*	1,788	16,110
RAE Systems, Inc.*	3,207	4,426
Rofin-Sinar Technologies, Inc.*	2,246	44,942
Rogers Corp.*	1,359	27,493
Scansource, Inc.*	1,992	48,844

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Electronic Equipment & Instruments - Cont'd
Smart Modular Technologies WWH, Inc.*	3,531	$8,015
Spectrum Control, Inc.*	993	8,738
SYNNEX Corp.*	1,387	34,661
Technitrol, Inc.	3,261	21,099
TTM Technologies, Inc.*	3,401	27,072
Universal Display Corp.*	2,305	22,543
X-Rite, Inc.*	2,048	3,072
Zygo Corp.*	1,269	5,914
		1,227,356

Energy Equipment & Services - 1.6%
Allis-Chalmers Energy, Inc.*	2,233	5,158
Basic Energy Services, Inc.*	1,787	12,205
Bolt Technology Corp.*	687	7,722
Boots & Coots, Inc.*	6,175	8,583
Bristow Group, Inc.*	2,303	68,238
BronCo Drilling Co., Inc.*	2,094	8,962
Cal Dive International, Inc.*	3,522	30,395
CARBO Ceramics, Inc.	1,555	53,181
Complete Production Services, Inc.*	4,607	29,301
Dawson Geophysical Co.*	616	18,388
Dril-Quip, Inc.*	2,341	89,192
ENGlobal Corp.*	2,157	10,612
Geokinetics, Inc.*	381	5,201
Global Industries Ltd.*	7,880	44,601
Gulf Island Fabrication, Inc.	970	15,355
Gulfmark Offshore, Inc.*	1,707	47,113
Hercules Offshore, Inc.*	6,953	27,603
Hornbeck Offshore Services, Inc.*	1,756	37,561
ION Geophysical Corp.*	6,405	16,461
Key Energy Services, Inc.*	9,762	56,229
Lufkin Industries, Inc.	1,119	47,054
Matrix Service Co.*	2,042	23,442
NATCO Group, Inc.*	1,518	49,973
Natural Gas Services Group, Inc.*	964	12,821
Newpark Resources*	6,789	19,349
OYO Geospace Corp.*	325	8,339
Parker Drilling Co.*	8,555	37,129
PHI, Inc.*	1,087	18,631
Pioneer Drilling Co.*	3,725	17,843
RPC, Inc.	2,311	19,297
Sulphco, Inc.*	4,243	3,904
Superior Well Services, Inc.*	1,316	7,830
T-3 Energy Services, Inc.*	994	11,839
Tetra Technologies, Inc.*	5,944	47,314
TGC Industries, Inc.*	1,044	5,084
Union Drilling, Inc.*	1,119	7,408
Vantage Drilling Co.*	2,359	4,128
Willbros Group, Inc.*	2,941	36,792
		970,238

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Food & Staples Retailing - 0.9%
Andersons, Inc.	1,371	$41,048
Arden Group, Inc.	92	11,509
Casey's General Stores, Inc.	4,014	103,120
Diedrich Coffee, Inc.*	238	5,660
Great Atlantic & Pacific Tea Co.*	2,811	11,947
Ingles Markets, Inc.	1,002	15,270
Nash Finch Co.	963	26,059
Pantry, Inc.*	1,681	27,905
Pricesmart, Inc.	1,150	19,262
Ruddick Corp.	3,395	79,545
Spartan Stores, Inc.	1,655	20,538
Susser Holdings Corp.*	620	6,938
United Natural Foods, Inc.*	3,392	89,040
Village Super Market, Inc.	510	15,172
Weis Markets, Inc.	879	29,464
Winn-Dixie Stores, Inc.*	4,092	51,314
		553,791

Food Products - 1.4%
AgFeed Industries, Inc.*	1,582	9,381
Alico, Inc.	267	8,015
American Dairy, Inc.*	566	22,448
American Italian Pasta Co.*	1,655	48,227
B&G Foods, Inc.	1,602	13,473
Calavo Growers, Inc.	827	16,399
Cal-Maine Foods, Inc.	1,034	25,809
Chiquita Brands International, Inc.*	3,274	33,591
Darling International, Inc.*	6,173	40,742
Diamond Foods, Inc.	1,210	33,759
Farmer Bros Co.	538	12,309
Fresh Del Monte Produce, Inc.*	3,171	51,560
Griffin Land & Nurseries, Inc.	267	8,352
Hain Celestial Group, Inc.*	3,061	47,782
HQ Sustainable Maritime Industries, Inc.*	532	4,868
Imperial Sugar Co.	949	11,492
J&J Snack Foods Corp.	1,068	38,341
Lancaster Colony Corp.	1,521	67,030
Lance, Inc.	2,043	47,255
Lifeway Foods, Inc.*	385	4,967
Omega Protein Corp.*	1,463	5,940
Overhill Farms, Inc.*	1,250	6,588
Sanderson Farms, Inc.	1,533	68,985
Seneca Foods Corp.*	510	17,044
Smart Balance, Inc.*	4,991	33,989
Synutra International, Inc.*	1,420	15,620
Tootsie Roll Industries, Inc.	1,852	42,022
TreeHouse Foods, Inc.*	2,360	67,897
Zapata Corp.*	714	4,862
Zhongpin, Inc.*	1,470	15,229
		823,976

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Gas Utilities - 1.4%
Chesapeake Utilities Corp.	543	$17,664
Laclede Group, Inc.	1,651	54,698
New Jersey Resources Corp.	3,328	123,269
Nicor, Inc.	3,571	123,628
Northwest Natural Gas Co.	2,093	92,762
Piedmont Natural Gas Co., Inc.	5,804	139,934
South Jersey Industries, Inc.	2,246	78,363
Southwest Gas Corp.	3,531	78,423
WGL Holdings, Inc.	3,960	126,799
		835,540

Health Care Equipment & Supplies - 3.8%
Abaxis, Inc.*	1,727	35,473
Abiomed, Inc.*	2,571	22,676
Accuray, Inc.*	2,876	19,183
Align Technology, Inc.*	4,684	49,650
Alphatec Holdings, Inc.*	1,987	6,597
American Medical Systems Holdings, Inc.*	5,830	92,114
Analogic Corp.	1,015	37,504
Angiodynamics, Inc.*	1,927	25,571
Aspect Medical Systems, Inc.*	1,376	8,132
Atrion Corp.	120	16,091
ATS Medical, Inc.*	3,743	12,315
Bovie Medical Corp.*	1,345	11,715
Cantel Medical Corp.*	995	16,149
Cardiac Science Corp.*	1,550	6,231
Cardiovascular Systems, Inc.*	710	5,474
Clarient, Inc.*	2,361	8,783
Conceptus, Inc.*	2,281	38,549
Conmed Corp.*	2,169	33,663
CryoLife, Inc.*	2,218	12,288
Cutera, Inc.*	1,050	9,051
Cyberonics, Inc.*	2,159	35,904
Cynosure, Inc.*	762	5,829
Delcath Systems, Inc.*	1,790	6,408
DexCom, Inc.*	3,197	19,789
Electro-Optical Sciences, Inc.*	1,393	10,851
Endologix, Inc.*	3,467	11,580
EnteroMedics, Inc.*	1,203	4,006
ev3, Inc.*	5,317	56,998
Exactech, Inc.*	562	8,149
Greatbatch, Inc.*	1,733	39,183
Haemonetics Corp.*	2,024	115,368
Hansen Medical, Inc.*	1,359	6,713
HeartWare International, Inc.*	368	10,271
Home Diagnostics, Inc.*	913	5,606
ICU Medical, Inc.*	1,004	41,315
I-Flow Corp.*	1,642	11,396
Immucor, Inc.*	5,563	76,547
Insulet Corp.*	1,462	11,257
Integra LifeSciences Holdings Corp.*	1,346	35,682

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Health Care Equipment & Supplies - Cont'd
Invacare Corp.	2,424	$42,784
IRIS International, Inc.*	1,467	17,311
Kensey Nash Corp.*	576	15,097
MAKO Surgical Corp.*	1,032	9,309
Masimo Corp.*	4,006	96,585
Medical Action Industries, Inc.*	1,125	12,881
Meridian Bioscience, Inc.	3,042	68,688
Merit Medical Systems, Inc.*	2,087	34,018
Micrus Endovascular Corp.*	1,240	11,210
Natus Medical, Inc.*	2,084	24,049
Neogen Corp.*	1,148	33,269
NuVasive, Inc.*	2,879	128,403
NxStage Medical, Inc.*	1,958	11,552
OraSure Technologies, Inc.*	3,551	8,771
Orthofix International NV*	1,362	34,064
Orthovita, Inc.*	5,276	27,171
Palomar Medical Technologies, Inc.*	1,454	21,316
Quidel Corp.*	2,123	30,911
Rochester Medical Corp.*	791	10,599
Rockwell Medical Technologies, Inc.*	1,116	8,426
RTI Biologics, Inc.*	4,061	17,422
Sirona Dental Systems, Inc.*	1,345	26,887
Somanetics Corp.*	910	15,024
SonoSite, Inc.*	1,339	26,860
Spectranetics Corp.*	2,522	12,433
Stereotaxis, Inc.*	2,011	7,803
STERIS Corp.	4,617	120,411
SurModics, Inc.*	1,167	26,409
Symmetry Medical, Inc.*	2,680	24,978
Synovis Life Technologies, Inc.*	993	20,625
Thoratec Corp.*	4,460	119,439
TomoTherapy, Inc.*	3,263	8,973
TranS1, Inc.*	973	6,062
Utah Medical Products, Inc.	254	6,784
Vascular Solutions, Inc.*	1,278	9,994
Volcano Corp.*	3,564	49,825
West Pharmaceutical Services, Inc.	2,587	90,157
Wright Medical Group, Inc.*	2,809	45,674
Young Innovations, Inc.	430	9,370
Zoll Medical Corp.*	1,579	30,538
		2,302,143

Health Care Providers & Services - 3.6%
Air Methods Corp.*	855	23,393
Alliance Imaging, Inc.*	1,964	14,396
Allied Healthcare International, Inc.*	3,553	7,710
ALLION HEALTHCARE, Inc.*	1,570	9,342
Almost Family, Inc.*	508	13,264
Amedisys, Inc.*	2,160	71,323
America Service Group, Inc.*	652	10,478
American Caresource Holdings, Inc.*	836	3,127

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Health Care Providers & Services - Cont'd
American Dental Partners, Inc.*	1,023	$9,279
AMERIGROUP Corp.*	4,052	108,796
AMN Healthcare Services, Inc.*	2,673	17,054
AmSurg Corp.*	2,383	51,092
Assisted Living Concepts, Inc.*	874	12,717
Bio-Reference Laboratories, Inc.*	920	29,081
BioScrip, Inc.*	3,305	19,566
Capital Senior Living Corp.*	1,797	8,176
CardioNet, Inc.*	1,876	30,616
Catalyst Health Solutions, Inc.*	2,896	72,226
Centene Corp.*	3,288	65,694
Chemed Corp.	1,716	67,748
Chindex International, Inc.*	880	10,886
Continucare Corp.*	2,312	5,387
Corvel Corp.*	639	14,550
Cross Country Healthcare, Inc.*	2,311	15,877
Emergency Medical Services Corp.*	743	27,357
Emeritus Corp.*	1,569	20,726
Ensign Group, Inc.	663	9,434
Genoptix, Inc.*	1,330	42,547
Gentiva Health Services, Inc.*	2,286	37,628
Hanger Orthopedic Group, Inc.*	1,994	27,098
Health Grades, Inc.*	1,877	7,339
Healthsouth Corp.*	6,975	100,719
Healthspring, Inc.*	3,744	40,660
Healthways, Inc.*	2,656	35,723
HMS Holdings Corp.*	2,043	83,191
inVentiv Health, Inc.*	2,633	35,624
IPC The Hospitalist Co., Inc.*	1,271	33,923
Kindred Healthcare, Inc.*	3,081	38,112
Landauer, Inc.	704	43,183
LCA-Vision, Inc.*	1,300	5,486
LHC Group, Inc.*	1,107	24,586
Magellan Health Services, Inc.*	2,861	93,898
Medcath Corp.*	1,268	14,912
Metropolitan Health Networks, Inc.*	3,191	6,414
Molina Healthcare, Inc.*	1,158	27,699
MWI Veterinary Supply, Inc.*	818	28,515
National Healthcare Corp.	641	24,320
National Research Corp.	137	3,343
Nighthawk Radiology Holdings, Inc.*	1,999	7,396
NovaMed, Inc.*	1,577	6,229
Odyssey HealthCare, Inc.*	2,610	26,831
Owens & Minor, Inc.	3,290	144,168
PharMerica Corp.*	2,299	45,129
Providence Service Corp.*	972	10,643
PSS World Medical, Inc.*	4,689	86,793
Psychiatric Solutions, Inc.*	4,442	101,011
RadNet, Inc.*	1,700	3,825
RehabCare Group, Inc.*	1,438	34,411
Res-Care, Inc.*	1,872	26,770

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Health Care Providers & Services - Cont'd
Skilled Healthcare Group, Inc.*	1,394	$10,455
Sun Healthcare Group, Inc.*	3,246	27,396
Sunrise Senior Living, Inc.*	3,577	5,902
Triple-S Management Corp., Class B*	1,622	25,287
U.S. Physical Therapy, Inc.*	946	13,954
Universal American Corp.*	2,136	18,626
Virtual Radiologic Corp.*	557	5,030
WellCare Health Plans, Inc.*	3,335	61,664
		2,165,735

Health Care Technology - 0.8%
AMICAS, Inc.*	2,782	7,734
ATHENAHEALTH, Inc.*	2,645	97,891
Computer Programs & Systems, Inc.	736	28,196
Eclipsys Corp.*	4,437	78,890
MedAssets, Inc.*	3,115	60,587
MedQuist, Inc.	724	4,402
Merge Healthcare, Inc.*	2,049	8,811
Omnicell, Inc.*	2,427	26,090
Phase Forward, Inc.*	3,233	48,850
Quality Systems, Inc.	1,862	106,060
Transcend Services, Inc.*	495	7,846
Vital Images, Inc.*	1,237	14,040
		489,397

Hotels Restaurants & Leisure - 0.2%
Benihana, Inc.*	1,039	6,566
Caribou Coffee Co., Inc.*	540	3,467
Carrols Restaurant Group, Inc.*	890	5,927
Frisch's Restaurants, Inc.	176	5,199
Interval Leisure Group, Inc.*	3,125	29,125
Lakes Entertainment, Inc.*	1,479	4,304
Multimedia Games, Inc.*	2,104	10,436
Orient-Express Hotels Ltd.	6,069	51,526
Red Lion Hotels Corp.*	1,051	5,045
Universal Travel Group*	792	8,863
Youbet.com, Inc.*	2,368	7,814
		138,272

Hotels, Restaurants & Leisure - 2.4%
AFC Enterprises, Inc.*	2,011	13,574
Ambassadors Group, Inc.	1,521	20,944
Ameristar Casinos, Inc.	2,025	38,536
Bally Technologies, Inc.*	4,302	128,716
BJ's Restaurants, Inc.*	1,387	23,399
Bluegreen Corp.*	1,023	2,578
Bob Evans Farms, Inc.	2,341	67,280
Buffalo Wild Wings, Inc.*	1,347	43,804
California Pizza Kitchen, Inc.*	1,678	22,301
CEC Entertainment, Inc.*	1,818	53,595
Cheesecake Factory*	4,581	79,251

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Hotels, Restaurants & Leisure - Cont'd
Churchill Downs, Inc.	763	$25,683
CKE Restaurants, Inc.	3,962	33,598
Cracker Barrel Old Country Store, Inc.	1,675	46,732
Denny's Corp.*	7,569	16,273
DineEquity, Inc.	1,387	43,261
Domino's Pizza, Inc.*	3,125	23,406
Dover Downs Gaming & Entertainment, Inc.	975	4,534
Einstein Noah Restaurant Group, Inc.*	351	3,036
Gaylord Entertainment Co.*	2,730	34,698
Great Wolf Resorts, Inc.*	2,359	4,812
Isle of Capri Casinos, Inc.*	1,259	16,770
Jack in the Box, Inc.*	4,450	99,902
Krispy Kreme Doughnuts, Inc.::
Common Stock*	4,485	13,455
Rights*	72	3
Landry's Restaurants, Inc.*	929	7,989
Life Time Fitness, Inc.*	3,181	63,652
Luby's, Inc.*	1,719	6,979
Marcus Corp.	1,614	16,979
McCormick & Schmick's Seafood Restaurants, Inc.*	1,172	8,919
Monarch Casino & Resort, Inc.*	1,004	7,329
Morgans Hotel Group Co.*	2,151	8,238
O'Charleys, Inc.	1,444	13,357
Papa John's International, Inc.*	1,711	42,416
Peet's Coffee & Tea, Inc.*	900	22,680
PF Chang's China Bistro, Inc.*	1,829	58,638
Pinnacle Entertainment, Inc.*	4,778	44,388
Red Robin Gourmet Burgers, Inc.*	1,342	25,163
Ruby Tuesday, Inc.*	4,183	27,859
Ruth's Hospitality Group, Inc.*	1,602	5,879
Shuffle Master, Inc.*	4,203	27,782
Sonic Corp.*	4,532	45,456
Speedway Motorsports, Inc.	1,075	14,792
Steak N Shake Co.*	2,288	19,997
Texas Roadhouse, Inc.*	3,962	43,225
Town Sports International Holdings, Inc.*	1,394	5,228
Vail Resorts, Inc.*	2,367	63,483
		1,440,569

Household Durables - 1.1%
American Greetings Corp.	3,697	43,181
Beazer Homes USA, Inc.*	3,012	5,512
Blyth, Inc.	486	15,936
Brookfield Homes Corp.*	809	3,236
Cavco Industries, Inc.*	516	13,070
CSS Industries, Inc.	624	12,717
Ethan Allen Interiors, Inc.	1,863	19,301
Furniture Brands International, Inc.	3,311	10,032

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Household Durables - Cont'd
Helen of Troy Ltd.*	2,285	$38,365
Hooker Furniture Corp.	751	8,621
Hovnanian Enterprises, Inc.*	3,696	8,723
iRobot Corp.*	1,426	18,509
La-Z-Boy, Inc.	4,097	19,338
M/I Homes, Inc.*	1,117	10,935
Meritage Homes Corp.*	2,327	43,887
National Presto Industries, Inc.	358	27,244
NIVS IntelliMedia Technology Group, Inc.*	646	1,912
Ryland Group, Inc.	3,204	53,699
Sealy Corp.*	3,443	6,748
Skyline Corp.	544	11,832
Standard Pacific Corp.*	9,850	19,996
Stanley Furniture Co., Inc.	816	8,805
Tempur-Pedic International, Inc.	5,643	73,754
Tupperware Brands Corp.	4,946	128,695
Universal Electronics, Inc.*	1,127	22,732
		626,780

Household Products - 0.2%
Central Garden and Pet Co.*	5,129	50,520
Oil-Dri Corp of America	406	6,029
Orchids Paper Products Co.*	383	7,871
WD-40 Co.	1,247	36,163
		100,583

Independent Power Producers & Energy Traders - 0.0%
US Geothermal, Inc.*	4,942	7,018

Industrial Conglomerates - 0.3%
Otter Tail Corp.	2,668	58,269
Raven Industries, Inc.	1,208	30,925
Seaboard Corp.	27	30,294
Standex International Corp.	996	11,553
Tredegar Corp.	2,334	31,089
United Capital Corp.*	143	2,620
		164,750

Insurance - 3.2%
AMBAC Financial Group, Inc.	21,674	19,940
American Equity Investment Life Holding Co.	4,383	24,457
American Physicians Capital, Inc.	636	24,906
American Physicians Service Group, Inc.	503	11,413
American Safety Insurance Holdings Ltd.*	845	11,500
Amerisafe, Inc.*	1,500	23,340
Amtrust Financial Services, Inc.	1,795	20,463
Argo Group International Holdings Ltd.*	2,331	65,781
Assured Guaranty Ltd.	4,801	59,436
Baldwin & Lyons, Inc., Class B	684	13,475
Citizens, Inc.*	2,842	17,279

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Insurance - Cont'd
CNA Surety Corp.*	1,333	$17,982
Conseco, Inc.*	14,593	34,585
Crawford & Co., Class B*	1,827	8,770
Delphi Financial Group, Inc.	3,391	65,887
Donegal Group, Inc.	916	13,932
Eastern Insurance Holdings, Inc.	618	5,815
eHealth, Inc.*	1,986	35,073
EMC Insurance Group, Inc.	467	9,718
Employers Holdings, Inc.	3,729	50,528
Enstar Group Ltd.*	527	31,014
FBL Financial Group, Inc.	1,022	8,442
First Acceptance Corp.*	1,175	2,503
First Mercury Financial Corp.	1,158	15,946
Flagstone Reinsurance Holdings Ltd.	3,090	31,827
Fpic Insurance Group, Inc.*	645	19,750
Greenlight Capital Re Ltd.*	2,296	39,744
Hallmark Financial Services*	470	3,361
Harleysville Group, Inc.	987	27,853
Hilltop Holdings, Inc.*	3,404	40,405
Horace Mann Educators Corp.	3,237	32,273
Independence Holding Co.	517	3,288
Infinity Property & Casualty Corp.	1,083	39,486
IPC Holdings Ltd.	4,285	117,152
Kansas City Life Insurance Co.	365	9,822
Maiden Holdings Ltd.	3,915	25,682
Max Capital Group Ltd.	3,644	67,268
Meadowbrook Insurance Group, Inc.	4,186	27,335
Mercer Insurance Group, Inc.	441	7,012
Montpelier Re Holdings Ltd.	6,555	87,116
National Financial Partners Corp.	3,148	23,043
National Interstate Corp.	490	7,438
National Western Life Insurance Co.	181	21,132
Navigators Group, Inc.*	999	44,386
NYMAGIC, Inc.	377	5,233
Phoenix Cos, Inc.*	8,682	14,499
Platinum Underwriters Holdings Ltd.	4,013	114,732
PMA Capital Corp.*	2,532	11,521
Presidential Life Corp.	1,727	13,073
ProAssurance Corp.*	2,613	120,747
RLI Corp.	1,411	63,213
Safety Insurance Group, Inc.	1,047	31,996
SeaBright Insurance Holdings, Inc.*	1,690	17,120
Selective Insurance Group	4,042	51,616
State Auto Financial Corp.	1,129	19,759
Stewart Information Services Corp.	1,361	19,394
Tower Group, Inc.	3,194	79,147
United America Indemnity Ltd.*	2,728	13,067
United Fire & Casualty Co.	1,726	29,601
Universal Insurance Holdings, Inc.	1,043	5,236
Zenith National Insurance Corp.	2,814	61,176
		1,938,688

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.COM, Inc.*	2,081	$3,995
Blue Nile, Inc.*	1,014	43,592
Drugstore.Com*	6,658	12,118
Gaiam, Inc.*	1,432	7,833
HSN, Inc.*	3,137	33,158
NutriSystem, Inc.	2,434	35,293
Orbitz Worldwide, Inc.*	2,917	5,542
Overstock.com, Inc.*	1,229	14,699
PetMed Express, Inc.*	1,891	28,422
Shutterfly, Inc.*	1,568	21,874
Stamps.com, Inc.*	1,160	9,837
Ticketmaster Entertainment, Inc.*	2,975	19,099
US Auto Parts Network, Inc.*	778	2,933
		238,395

Internet Software & Services - 2.3%
Art Technology Group, Inc.*	10,262	38,996
Bankrate, Inc.*	1,015	25,619
comScore, Inc.*	1,433	19,088
Constant Contact, Inc.*	1,892	37,537
DealerTrack Holdings, Inc.*	2,966	50,422
Dice Holdings, Inc.*	1,136	5,282
Digital River, Inc.*	3,015	109,505
DivX, Inc.*	2,147	11,787
Earthlink, Inc.*	8,304	61,533
GSI Commerce, Inc.*	1,871	26,662
Imergent, Inc.	619	4,333
Infospace, Inc.*	2,741	18,173
Innodata Isogen, Inc.*	1,692	7,411
Internap Network Services Corp.*	4,018	14,023
Internet Brands, Inc.*	1,767	12,369
Internet Capital Group, Inc.*	3,084	20,755
Ipass, Inc.*	3,977	6,363
j2 Global Communications, Inc.*	3,362	75,847
Keynote Systems, Inc.*	1,035	7,907
Knot, Inc.*	2,250	17,730
Limelight Networks, Inc.*	2,297	10,107
Liquidity Services, Inc.*	1,166	11,497
LivePerson, Inc.*	3,259	13,036
LoopNet, Inc.*	1,590	12,322
Marchex, Inc., Class B	1,895	6,386
MercadoLibre, Inc.*	1,928	51,825
ModusLink Global Solutions, Inc.*	3,905	26,788
Move, Inc.*	12,181	26,311
NIC, Inc.	3,981	26,951
Omniture, Inc.*	5,336	67,020
OpenTable, Inc.*	237	7,150
Openwave Systems, Inc.*	6,580	14,739

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Internet Software & Services - Cont'd
Perficient, Inc.*	2,548	$17,811
Rackspace Hosting, Inc.*	5,244	72,682
RealNetworks, Inc.*	7,208	21,552
Saba Software, Inc.*	1,942	7,477
SAVVIS, Inc.*	2,994	34,311
SupportSoft, Inc.*	3,687	8,038
Switch & Data Facilities Co., Inc.*	1,635	19,179
TechTarget, Inc.*	1,109	4,436
Terremark Worldwide, Inc.*	4,212	24,345
Travelzoo, Inc.*	438	4,796
United Online, Inc.	6,602	42,979
ValueClick, Inc.*	6,544	68,843
Vignette Corp.*	1,970	25,905
VistaPrint Ltd.*	3,329	141,982
Vocus, Inc.*	1,280	25,293
Web.com Group, Inc.*	2,202	12,397
Zix Corp.*	5,001	7,501
		1,385,001

IT Services - 2.2%
Acxiom Corp.	5,361	47,338
CACI International, Inc.*	2,282	97,464
Cass Information Systems, Inc.	540	17,680
China Information Security Technology, Inc.*	1,826	5,222
Ciber, Inc.*	4,183	12,967
Computer Task Group, Inc.*	1,181	7,204
CSG Systems International, Inc.*	2,639	34,940
Cybersource Corp.*	5,217	79,820
eLoyalty Corp.*	516	4,066
Euronet Worldwide, Inc.*	3,842	74,496
ExlService Holdings, Inc.*	1,131	12,679
Forrester Research, Inc.*	1,175	28,846
Gartner, Inc.*	4,473	68,258
Global Cash Access Holdings, Inc.*	3,197	25,448
Hackett Group, Inc.*	3,281	7,645
Heartland Payment Systems, Inc.	2,959	28,318
iGate Corp.	1,744	11,545
infoGROUP, Inc.*	2,634	15,040
Information Services Group, Inc.*	1,874	5,641
Integral Systems, Inc.*	1,350	11,232
Lionbridge Technologies*	4,533	8,341
Mantech International Corp.*	1,729	74,416
MAXIMUS, Inc.	1,411	58,204
MoneyGram International, Inc.*	6,518	11,602
NCI, Inc.*	519	15,788
Ness Technologies, Inc.*	3,125	12,219
Online Resources Corp.*	2,219	13,847
Perot Systems Corp.*	6,892	98,762
RightNow Technologies, Inc.*	1,721	20,308

EQUITY SECURITIES - Cont'd	SHARES	VALUE
IT Services - Cont'd
Sapient Corp.*	6,646	$41,803
SRA International, Inc.*	3,217	56,491
StarTek, Inc.*	941	7,547
Syntel, Inc.	1,028	32,320
TeleTech Holdings, Inc.*	2,563	38,829
Tier Technologies, Inc.*	1,385	10,637
TNS, Inc.*	1,843	34,556
Unisys Corp.*	29,249	44,166
VeriFone Holdings, Inc.*	5,171	38,834
Virtusa Corp.*	703	5,645
Wright Express Corp.*	2,936	74,780
		1,294,944

Leisure Equipment & Products - 0.6%
Brunswick Corp.	6,637	28,672
Callaway Golf Co.	5,023	25,466
Eastman Kodak Co.	21,183	62,702
Jakks Pacific, Inc.*	2,081	26,699
Leapfrog Enterprises, Inc.*	2,658	6,087
Marine Products Corp.	813	3,049
Polaris Industries, Inc.	2,492	80,043
Pool Corp.	3,611	59,798
RC2 Corp.*	1,387	18,350
Smith & Wesson Holding Corp.*	4,203	23,873
Sport Supply Group, Inc.	727	6,245
Steinway Musical Instruments*	547	5,853
Sturm Ruger & Co., Inc.	1,504	18,710
		365,547

Life Sciences - Tools & Services - 1.1%
Accelrys, Inc.*	2,135	12,618
Affymetrix, Inc.*	5,532	32,805
Albany Molecular Research, Inc.*	1,866	15,656
AMAG Pharmaceuticals, Inc.*	1,286	70,306
Bruker Corp.*	3,826	35,429
Cambrex Corp.*	2,197	9,052
Clinical Data, Inc.*	826	9,102
Dionex Corp.*	1,385	84,527
Enzo Biochem, Inc.*	2,561	11,345
eResearchTechnology, Inc.*	3,444	21,387
Exelixis, Inc.*	7,943	38,682
Kendle International, Inc.*	983	12,032
Life Sciences Research, Inc.*	696	4,990
Luminex Corp.*	3,118	57,808
Nektar Therapeutics*	7,363	47,712
Parexel International Corp.*	4,278	61,518

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Life Sciences - Tools & Services - Cont'd
Sequenom, Inc.*	4,585	$17,927
Varian, Inc.*	2,223	87,653
		630,549

Life Sciences Tools & Services - 0.0%
BioDelivery Sciences International, Inc.*	744	4,963
Harvard Bioscience, Inc.*	1,938	7,655
		12,618

Machinery - 2.7%
3D Systems Corp.*	1,362	9,820
Actuant Corp.	4,221	51,496
Alamo Group, Inc.	494	4,989
Albany International Corp.	2,243	25,525
Altra Holdings, Inc.*	2,105	15,766
American Railcar Industries, Inc.	744	6,145
Ampco-Pittsburgh Corp.	660	15,477
Astec Industries, Inc.*	1,365	40,527
Badger Meter, Inc.	1,104	45,264
Barnes Group, Inc.	3,614	42,971
Blount International, Inc.*	3,040	26,174
Briggs & Stratton Corp.	3,751	50,038
Cascade Corp.	723	11,373
Chart Industries, Inc.*	2,150	39,087
China Fire & Security Group, Inc.*	1,116	13,582
CIRCOR International, Inc.	1,274	30,079
CLARCOR, Inc.	4,021	117,373
Colfax Corp.*	1,719	13,271
Columbus McKinnon Corp.*	1,514	19,152
Dynamic Materials Corp.	1,005	19,376
Eastern Co.	471	7,773
Energy Recovery, Inc.*	2,650	18,762
EnPro Industries, Inc.*	1,532	27,591
ESCO Technologies, Inc.*	2,070	92,736
Federal Signal Corp.	3,631	27,777
Flanders Corp.*	1,282	7,833
Flow International Corp.*	2,995	7,038
Force Protection, Inc.*	5,262	46,516
FreightCar America, Inc.	945	15,886
Gorman-Rupp Co.	1,085	21,885
Graham Corp.	792	10,534
Greenbrier Cos, Inc.	1,305	9,383
Hurco Co.'s, Inc.*	512	8,003
John Bean Technologies Corp.	2,175	27,231
Kadant, Inc.*	1,111	12,543
Kaydon Corp.	2,618	85,242
K-Tron International, Inc.*	193	15,378
LB Foster Co.*	880	26,462
Lindsay Corp.	902	29,856
Met-Pro Corp.	1,199	12,973
Middleby Corp.*	1,373	60,302

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Machinery - Cont'd
Miller Industries, Inc.*	795	$6,996
Mueller Industries, Inc.	2,808	58,406
Mueller Water Products, Inc.	8,700	32,538
NACCO Industries, Inc.	452	12,981
Nordson Corp.	2,653	102,565
Omega Flex, Inc.	248	3,760
PMFG, Inc.*	1,034	9,110
Portec Rail Products, Inc.	525	5,171
RBC Bearings, Inc.*	1,644	33,620
Robbins & Myers, Inc.	2,120	40,810
Sauer-Danfoss, Inc.	885	5,425
SmartHeat, Inc.*	527	3,610
Sun Hydraulics Corp.	929	15,022
Tecumseh Products Co.*	1,299	12,613
Tennant Co.	1,256	23,098
Titan International, Inc.	2,604	19,452
Trimas Corp.*	1,166	3,929
Twin Disc, Inc.	694	4,726
Watts Water Technologies, Inc.	2,211	47,625
		1,610,646

Marine - 0.2%
American Commercial Lines, Inc.*	711	11,006
Eagle Bulk Shipping, Inc.	3,538	16,593
Genco Shipping & Trading Ltd.	2,034	44,179
Horizon Lines, Inc.	2,384	9,202
International Shipholding Corp.	483	13,022
TBS International Ltd.*	835	6,521
Ultrapetrol (Bahamas) Ltd.*	1,992	8,825
		109,348

Media - 0.8%
Arbitron, Inc.	2,061	32,749
Ascent Media Corp.*	1,112	29,557
Belo Corp.	7,101	12,711
Carmike Cinemas, Inc.	867	7,265
Cinemark Holdings, Inc.	2,379	26,930
CKX, Inc.*	4,193	29,728
Crown Media Holdings, Inc.*	1,039	1,735
Dolan Media Co.*	2,366	30,261
EW Scripps Co.	2,261	4,726
Fisher Communications, Inc.	510	6,523
Global Sources Ltd.*	1,248	8,998
Harte-Hanks, Inc.	2,925	27,056
Journal Communications, Inc.	3,369	3,537
Knology, Inc.*	2,261	19,512
LIN TV Corp.*	2,131	3,580
Live Nation, Inc.*	6,604	32,095
LodgeNet Interactive Corp.*	1,598	5,433
Martha Stewart Living Omnimedia*	2,043	6,252
Mediacom Communications Corp.*	3,136	16,025

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Media - Cont'd
National CineMedia, Inc.	3,352	$46,124
Outdoor Channel Holdings, Inc.*	1,282	7,564
Playboy Enterprises, Inc., Class B*	1,700	4,267
Primedia, Inc.	2,008	4,036
RCN Corp.*	3,000	17,910
Reading International, Inc.*	1,368	6,224
Rentrak Corp.*	746	12,257
Scholastic Corp.	1,820	36,018
Sinclair Broadcast Group, Inc.	4,175	8,101
Valassis Communications, Inc.*	3,829	23,395
Value Line, Inc.	108	3,550
World Wrestling Entertainment, Inc.	1,691	21,239
		495,358

Metals & Mining - 0.9%
Allied Nevada Gold Corp.*	3,588	28,919
AM Castle & Co.	1,315	15,885
AMCOL International Corp.	1,950	42,081
Brush Engineered Materials, Inc.*	1,625	27,219
Century Aluminum Co.*	3,590	22,366
China Precision Steel, Inc.*	1,368	3,393
Coeur d'Alene Mines Corp.*	5,421	66,678
General Moly, Inc.*	4,998	11,096
General Steel Holdings, Inc.*	858	3,406
Haynes International, Inc.*	949	22,491
Hecla Mining Co.*	16,151	43,285
Horsehead Holding Corp.*	2,783	20,733
Kaiser Aluminum Corp.	1,192	42,805
Olympic Steel, Inc.	720	17,618
Paramount Gold and Silver Corp.*	5,014	7,621
RTI International Metals, Inc.*	1,832	32,372
Stillwater Mining Co.*	3,229	18,438
Sutor Technology Group Ltd.*	608	1,988
Universal Stainless & Alloy*	534	8,688
US Gold Corp.*	6,301	16,635
Worthington Industries, Inc.	4,865	62,223
		515,940

Multiline Retail - 0.3%
99 Cents Only Stores*	3,606	48,970
Dillard's, Inc.	4,322	39,762
Fred's, Inc.	3,020	38,052
Retail Ventures, Inc.*	2,127	4,637
Saks, Inc.*	9,386	41,580
Tuesday Morning Corp.*	2,412	8,128
		181,129

Multi-Utilities - 0.6%
Avista Corp.	4,316	76,868
Black Hills Corp.	2,906	66,809
CH Energy Group, Inc.	1,195	55,807

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Multi-Utilities - Cont'd
Florida Public Utilities Co.	483	$6,776
NorthWestern Corp.	2,945	67,028
PNM Resources, Inc.	6,528	69,915
		343,203

Oil, Gas & Consumable Fuels - 2.7%
Alon USA Energy, Inc.	803	8,311
APCO Argentina, Inc.	721	13,865
Approach Resources, Inc.*	716	4,940
Arena Resources, Inc.*	3,018	96,123
Atlas America, Inc.	2,613	46,694
ATP Oil & Gas Corp.*	2,214	15,409
Berry Petroleum Co.	3,224	59,934
Bill Barrett Corp.*	3,033	83,286
BPZ Resources, Inc.*	6,090	29,780
Brigham Exploration Co.*	6,552	22,867
Carrizo Oil & Gas, Inc.*	2,073	35,552
Cheniere Energy, Inc.*	3,868	11,372
Clayton Williams Energy, Inc.*	431	8,133
Clean Energy Fuels Corp.*	2,369	20,397
Contango Oil & Gas Co.*	996	42,320
CREDO Petroleum Corp.*	555	5,927
Crosstex Energy, Inc.	3,047	12,676
Cubic Energy, Inc.*	2,135	2,306
CVR Energy, Inc.*	1,833	13,436
Delek US Holdings, Inc.	1,057	8,963
Delta Petroleum Corp.*	12,846	24,793
DHT Maritime, Inc.	3,126	16,286
Endeavour International Corp.*	9,060	12,322
Evergreen Energy, Inc.*	6,516	6,386
FX Energy, Inc.*	3,212	12,174
General Maritime Corp.	3,706	36,652
Georesources, Inc.*	439	4,478
GMX Resources, Inc.*	1,939	20,631
Golar LNG Ltd.	2,815	24,068
Goodrich Petroleum Corp.*	1,934	47,557
Gran Tierra Energy, Inc.*	16,762	57,829
Green Plains Renewable Energy, Inc.*	735	4,814
GreenHunter Energy, Inc., Warrants (strike price $27.50/share, expire 9/14/11) (b)*	34	-
Gulfport Energy Corp.*	2,090	14,318
Harvest Natural Resources, Inc.*	2,811	12,397
International Coal Group, Inc.*	7,171	20,509
Isramco, Inc.*	85	9,055
James River Coal Co.*	2,101	31,788
Knightsbridge Tankers Ltd.	1,363	18,591
McMoRan Exploration Co.*	4,540	27,058
Nordic American Tanker Shipping	3,334	106,088
Northern Oil And Gas, Inc.*	1,563	9,956
Oilsands Quest, Inc.*	13,143	12,617
Panhandle Oil and Gas, Inc.	584	11,464
Parallel Petroleum Corp.*	3,297	6,396

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Oil, Gas & Consumable Fuels - Cont'd
Patriot Coal Corp.*	5,046	$32,194
Penn Virginia Corp.	3,585	58,686
Petroleum Development Corp.*	1,184	18,577
Petroquest Energy, Inc.*	3,456	12,753
PrimeEnergy Corp.*	74	2,650
Rex Energy Corp.*	1,336	7,615
Rosetta Resources, Inc.*	3,883	33,976
Ship Finance International Ltd.	3,176	35,031
Stone Energy Corp.*	2,388	17,719
Swift Energy Co.*	2,312	38,495
Syntroleum Corp.*	4,983	11,012
Teekay Tankers Ltd.	1,100	10,219
Toreador Resources Corp.*	1,348	9,032
Uranerz Energy Corp.*	3,556	6,685
Uranium Energy Corp.*	3,667	10,634
USEC, Inc.*	8,400	44,688
Vaalco Energy, Inc.*	4,710	19,923
Venoco, Inc.*	1,614	12,379
W&T Offshore, Inc.	2,682	26,123
Warren Resources, Inc.*	4,644	11,378
Western Refining, Inc.*	2,379	16,796
Westmoreland Coal Co.*	757	6,132
World Fuel Services Corp.	2,328	95,983
Zion Oil & Gas, Inc.*	938	9,962
		1,639,160

Paper & Forest Products - 0.4%
Buckeye Technologies, Inc.*	3,124	14,027
Clearwater Paper Corp.*	852	21,547
Deltic Timber Corp.	796	28,234
Domtar Corp.*	3,280	54,382
Glatfelter	3,415	30,394
KapStone Paper and Packaging Corp.*	1,429	6,702
Louisiana-Pacific Corp.*	7,822	26,751
Neenah Paper, Inc.	1,163	10,246
Schweitzer-Mauduit International, Inc.	1,249	33,985
Wausau Paper Corp.	3,423	23,003
		249,271

Personal Products - 0.6%
American Oriental Bioengineering, Inc.*	4,918	26,016
Bare Escentuals, Inc.*	5,229	46,381
Chattem, Inc.*	1,535	104,533
China Sky One Medical, Inc.*	592	7,980
China-Biotics, Inc.*	576	6,209
Elizabeth Arden, Inc.*	1,846	16,116
Female Health Co.*	1,254	6,019
Inter Parfums, Inc.	1,120	8,221
Mannatech, Inc.	1,100	3,630
Medifast, Inc.*	1,025	11,747
Nu Skin Enterprises, Inc.	3,742	57,253

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Personal Products - Cont'd
Nutraceutical International Corp.*	861	$8,946
Prestige Brands Holdings, Inc.*	2,690	16,543
Revlon, Inc.*	1,538	8,367
Schiff Nutrition International, Inc.*	744	3,787
USANA Health Sciences, Inc.*	557	16,560
		348,308

Pharmaceuticals - 1.4%
Acura Pharmaceuticals, Inc.*	651	3,893
Adolor Corp.*	3,668	6,456
Akorn, Inc.*	4,543	5,451
Ardea Biosciences, Inc.*	861	13,552
ARYx Therapeutics, Inc.*	1,643	6,785
Auxilium Pharmaceuticals, Inc.*	3,372	105,813
AVANIR Pharmaceuticals, Inc.*	4,795	10,645
Biodel, Inc.*	856	4,417
BioMimetic Therapeutics, Inc.*	1,057	9,767
Biospecifics Technologies Corp.*	285	6,791
BMP Sunstone Corp.*	1,844	8,741
Cadence Pharmaceuticals, Inc.*	2,093	20,909
Caraco Pharmaceutical Laboratories Ltd.*	813	2,496
Cornerstone Therapeutics, Inc.*	514	5,644
Cypress Bioscience, Inc.*	2,991	28,175
Depomed, Inc.*	3,827	12,438
Discovery Laboratories, Inc.*	7,429	7,652
Durect Corp.*	6,499	15,468
Hi-Tech Pharmacal Co., Inc.*	640	5,696
Impax Laboratories, Inc.*	4,791	35,262
Inspire Pharmaceuticals, Inc.*	3,364	18,704
ISTA Pharmaceuticals, Inc.*	2,623	11,016
Javelin Pharmaceuticals, Inc.*	3,921	4,823
KV Pharmaceutical Co.*	2,490	7,993
Lannett Co., Inc.*	798	5,466
MAP Pharmaceuticals, Inc.*	623	7,613
Matrixx Initiatives, Inc.*	747	4,176
Medicines Co.*	3,930	32,973
Medicis Pharmaceutical Corp.	4,648	75,855
MiddleBrook Pharmaceuticals, Inc.*	2,857	3,857
Noven Pharmaceuticals, Inc.*	1,978	28,285
Obagi Medical Products, Inc.*	1,414	10,308
Optimer Pharmaceuticals, Inc.*	2,262	33,862
Pain Therapeutics, Inc.*	2,773	14,891
Par Pharmaceutical Cos, Inc.*	2,752	41,693
Pozen, Inc.*	2,076	15,944
Questcor Pharmaceuticals, Inc.*	4,075	20,375
Repros Therapeutics, Inc.*	747	5,371
Salix Pharmaceuticals Ltd.*	3,805	37,555
Santarus, Inc.*	4,094	11,545
Sucampo Pharmaceuticals, Inc.*	729	4,498
SuperGen, Inc.*	4,667	9,381
Viropharma, Inc.*	6,016	35,675

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Pharmaceuticals - Cont'd
Vivus, Inc.*	5,225	$31,768
XenoPort, Inc.*	2,157	49,978
		839,656

Professional Services - 1.6%
Acacia Research - Acacia Technologies*	2,525	19,872
Administaff,.Inc.	1,629	37,907
Advisory Board Co.*	1,307	33,590
Barrett Business Services, Inc.	606	6,363
CBIZ, Inc.*	3,566	25,390
CDI Corp.	1,062	11,841
COMSYS IT Partners, Inc.*	1,102	6,447
Corporate Executive Board Co.	2,692	55,886
CoStar Group, Inc.*	1,479	58,968
CRA International, Inc.*	878	24,373
Diamond Management & Technology Consultants, Inc.	1,884	7,913
Exponent, Inc.*	1,115	27,329
First Advantage Corp.*	820	12,472
Franklin Covey Co.*	1,007	6,274
GP Strategies Corp.*	1,245	7,333
Heidrick & Struggles International, Inc.	1,302	23,761
Hill International, Inc.*	1,866	8,024
Huron Consulting Group, Inc.*	1,700	78,591
ICF International, Inc.*	696	19,203
Kelly Services, Inc.	1,988	21,769
Kforce, Inc.*	2,497	20,650
Korn/Ferry International*	3,508	37,325
MPS Group, Inc.*	7,135	54,511
Navigant Consulting, Inc.*	3,661	47,300
Odyssey Marine Exploration, Inc.*	3,831	6,130
On Assignment, Inc.*	2,712	10,604
Resources Connection, Inc.*	3,449	59,219
School Specialty, Inc.*	1,468	29,668
Spherion Corp.*	4,344	17,897
TrueBlue, Inc.*	3,359	28,216
Volt Information Sciences, Inc.*	1,008	6,320
VSE Corp.	320	8,371
Watson Wyatt Worldwide, Inc.	3,367	126,363
		945,880

Real Estate Investment Trusts - 5.2%
Acadia Realty Trust	3,046	39,750
Agree Realty Corp.	622	11,401
Alexander's, Inc.	153	41,249
American Campus Communities, Inc.	3,977	88,210
AMERICAN CAPITAL AGENCY Corp.	797	18,307
Anthracite Capital, Inc.	4,367	2,707
Anworth Mortgage Asset Corp.	8,028	57,882
Ashford Hospitality Trust, Inc.	6,540	18,377
Associated Estates Realty Corp.	1,155	6,884
BioMed Realty Trust, Inc.	7,492	76,643

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Real Estate Investment Trusts - Cont'd
CAPLEASE, Inc.	3,566	$9,842
Capstead Mortgage Corp.	4,778	60,728
Care Investment Trust, Inc.	1,058	5,502
CBL & Associates Properties, Inc.	5,624	30,313
Cedar Shopping Centers, Inc.	2,890	13,063
Cogdell Spencer, Inc.	2,199	9,434
Colonial Properties Trust	3,589	26,559
Cousins Properties, Inc.	3,345	28,432
DCT Industrial Trust, Inc.	12,974	52,934
Developers Diversified Realty Corp.	10,862	53,007
DiamondRock Hospitality Co.	8,528	53,385
DuPont Fabros Technology, Inc.	2,090	19,688
Dynex Capital, Inc.	888	7,282
EastGroup Properties, Inc.	1,882	62,144
Education Realty Trust, Inc.	2,272	9,747
Entertainment Properties Trust	2,761	56,877
Equity Lifestyle Properties, Inc.	1,653	61,458
Equity One, Inc.	2,432	32,248
Extra Space Storage, Inc.	6,823	56,972
FelCor Lodging Trust, Inc.	5,012	12,329
First Industrial Realty Trust, Inc.	3,355	14,594
First Potomac Realty Trust	1,949	19,003
Franklin Street Properties Corp.	4,467	59,188
Getty Realty Corp.	1,382	26,078
Gladstone Commercial Corp.	676	8,761
Glimcher Realty Trust	3,012	8,735
Gramercy Capital Corp.*	3,318	5,342
Hatteras Financial Corp.	2,859	81,739
Healthcare Realty Trust, Inc.	4,685	78,849
Hersha Hospitality Trust	3,645	9,040
Highwoods Properties, Inc.	5,595	125,160
Home Properties, Inc.	2,599	88,626
Inland Real Estate Corp.	5,546	38,822
Investors Real Estate Trust	4,339	38,574
iStar Financial, Inc.	7,868	22,345
Kilroy Realty Corp.	2,850	58,539
Kite Realty Group Trust	3,655	10,673
LaSalle Hotel Properties	4,084	50,397
Lexington Realty Trust	6,034	20,516
LTC Properties, Inc.	1,742	35,624
Medical Properties Trust, Inc.	6,330	38,423
MFA Mortgage Investments, Inc.	17,591	121,730
Mid-America Apartment Communities, Inc.	2,229	81,827
Mission West Properties, Inc.	1,570	10,723
Monmouth Real Estate Investment Corp.	1,576	9,235
National Health Investors, Inc.	2,050	54,755
National Retail Properties, Inc.	6,313	109,530
NorthStar Realty Finance Corp.	4,815	13,626
Omega Healthcare Investors, Inc.	6,509	101,020
Parkway Properties, Inc.	1,618	21,034
Pennsylvania Real Estate Investment Trust	2,669	13,345

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Real Estate Investment Trusts - Cont'd
Post Properties, Inc.	3,336	$44,836
Potlatch Corp.	2,985	72,506
PS Business Parks, Inc.	1,138	55,125
RAIT Financial Trust	4,875	6,679
Ramco-Gershenson Properties Trust	1,254	12,552
Redwood Trust, Inc.	6,121	90,346
Resource Capital Corp.	1,695	5,424
Saul Centers, Inc.	507	14,992
Sovran Self Storage, Inc.	1,652	40,639
Strategic Hotels & Resorts, Inc.	5,929	6,581
Sun Communities, Inc.	1,309	18,038
Sunstone Hotel Investors, Inc.	5,938	31,768
Tanger Factory Outlet Centers	2,907	94,274
Transcontinental Realty Investors, Inc.*	108	1,304
UMH Properties, Inc.	691	5,507
Universal Health Realty Income Trust	945	29,786
Urstadt Biddle Properties, Inc.	1,651	23,246
U-Store-It Trust	3,742	18,336
Walter Investment Management Corp.*	1,409	18,711
Washington Real Estate Investment Trust	4,601	102,924
Winthrop Realty Trust	832	7,430
		3,100,211

Real Estate Management & Development - 0.2%
American Realty Investors, Inc.*	204	2,081
Avatar Holdings, Inc.*	486	8,831
China Housing & Land Development, Inc.*	2,028	11,681
Consolidated-Tomoka Land Co.	432	15,154
Forestar Group, Inc.*	2,692	31,981
Tejon Ranch Co.*	887	23,497
		93,225

Road & Rail - 1.0%
Amerco, Inc.*	748	27,788
Arkansas Best Corp.	1,998	52,647
Avis Budget Group, Inc.*	8,039	45,420
Celadon Group, Inc.*	1,741	14,607
Dollar Thrifty Automotive Group, Inc.*	1,732	24,161
Genesee & Wyoming, Inc.*	2,588	68,608
Heartland Express, Inc.	4,022	59,204
Knight Transportation, Inc.	4,320	71,496
Marten Transport Ltd.*	1,218	25,286
Old Dominion Freight Line, Inc.*	2,093	70,262
Patriot Transportation Holding, Inc.*	127	9,262
Saia, Inc.*	1,029	18,532
Universal Truckload Services, Inc.	475	7,434
USA Truck, Inc.*	614	8,307
Werner Enterprises, Inc.	3,211	58,183
YRC Worldwide, Inc.*	4,550	7,873
		569,070

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Semiconductors & Semiconductor - 0.1%
CSR plc*	3,424	$19,699
GSI Technology, Inc.*	1,456	5,620
Intellon Corp.*	1,681	7,144
MEMSIC, Inc.*	1,224	5,190
Virage Logic Corp.*	1,278	5,751
White Electronic Designs Corp.*	1,810	8,380
		51,784

Semiconductors & Semiconductor Equipment - 3.5%
Actel Corp.*	2,015	21,621
Advanced Analogic Technologies, Inc.*	3,637	16,694
Advanced Energy Industries, Inc.*	2,611	23,473
Amkor Technology, Inc.*	8,256	39,051
Anadigics, Inc.*	4,987	20,896
Applied Micro Circuits Corp.*	5,163	41,975
Atheros Communications, Inc.*	4,823	92,795
ATMI, Inc.*	2,427	37,691
Brooks Automation, Inc.*	4,798	21,495
Cabot Microelectronics Corp.*	1,773	50,158
Cavium Networks, Inc.*	2,863	48,127
Ceva, Inc.*	1,605	13,931
Cirrus Logic, Inc.*	5,171	23,269
Cohu, Inc.	1,838	16,505
Cymer, Inc.*	2,296	68,260
Diodes, Inc.*	2,306	36,066
DSP Group, Inc.*	1,937	13,094
Entegris, Inc.*	8,630	23,474
Entropic Communications, Inc.*	4,168	9,378
Exar Corp.*	2,976	21,397
FEI Co.*	2,953	67,624
Formfactor, Inc.*	3,696	63,719
Hittite Microwave Corp.*	1,691	58,762
IXYS Corp.	1,911	19,339
Kopin Corp.*	5,497	20,174
Kulicke & Soffa Industries, Inc.*	4,265	14,629
Lattice Semiconductor Corp.*	9,176	17,251
Micrel, Inc.	3,957	28,965
Microsemi Corp.*	6,411	88,472
Microtune, Inc.*	4,122	9,645
MIPS Technologies, Inc.*	3,345	10,035
MKS Instruments, Inc.*	3,767	49,687
Monolithic Power Systems, Inc.*	2,675	59,947
Netlogic Microsystems, Inc.*	1,427	52,028
NVE Corp.*	370	17,982
Omnivision Technologies, Inc.*	3,862	40,126
Pericom Semiconductor Corp.*	1,758	14,802
Photronics, Inc.*	3,214	13,017
PLX Technology, Inc.*	2,208	8,324
Power Integrations, Inc.	1,881	44,749
RF Micro Devices, Inc.*	19,973	75,098

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Semiconductors & Semiconductor Equipment - Cont'd
Rubicon Technology, Inc.*	1,056	$15,080
Rudolph Technologies, Inc.*	2,436	13,447
Semitool, Inc.*	1,797	8,302
Semtech Corp.*	4,674	74,363
Sigma Designs, Inc.*	2,115	33,925
Silicon Image, Inc.*	5,780	13,294
Silicon Storage Technology, Inc.*	6,318	11,815
Skyworks Solutions, Inc.*	13,225	129,340
Standard Microsystems Corp.*	1,697	34,704
Supertex, Inc.*	843	21,168
Techwell, Inc.*	1,223	10,396
Tessera Technologies, Inc.*	3,841	97,139
Trident Microsystems, Inc.*	4,861	8,458
TriQuint Semiconductor, Inc.*	10,858	57,656
Ultratech, Inc.*	1,863	22,934
Veeco Instruments, Inc.*	2,540	29,439
Volterra Semiconductor Corp.*	2,020	26,543
Zoran Corp.*	4,128	44,995
		2,066,723

Software - 4.5%
ACI Worldwide, Inc.*	2,590	36,156
Actuate Corp.*	3,425	16,371
Advent Software, Inc.*	1,263	41,414
American Software, Inc.	1,795	10,339
ArcSight, Inc.*	1,453	25,820
Ariba, Inc.*	6,901	67,906
AsiaInfo Holdings, Inc.*	2,305	39,669
Blackbaud, Inc.	3,388	52,683
Blackboard, Inc.*	2,500	72,150
Bottomline Technologies, Inc.*	1,750	15,767
Callidus Software, Inc.*	2,401	6,843
China TransInfo Technology Corp.*	684	3,201
Chordiant Software, Inc.*	2,524	9,162
Commvault Systems, Inc.*	3,234	53,620
Concur Technologies, Inc.*	3,258	101,259
Deltek, Inc.*	1,456	6,319
DemandTec, Inc.*	1,564	13,763
Double-Take Software, Inc.*	1,377	11,911
Dynamics Research Corp.*	682	6,827
Ebix, Inc.*	486	15,222
Entrust, Inc.*	4,882	8,836
Epicor Software Corp.*	4,470	23,691
EPIQ Systems, Inc.*	2,674	41,046
ePlus, Inc.*	291	4,240
Fair Isaac Corp.	3,681	56,908
FalconStor Software, Inc.*	3,042	14,450
GSE Systems, Inc.*	1,262	8,519
i2 Technologies, Inc.*	1,248	15,662
Informatica Corp.*	6,699	115,156
Interactive Intelligence, Inc.*	1,107	13,572

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Software - Cont'd
Jack Henry & Associates, Inc.	6,618	$137,323
JDA Software Group, Inc.*	2,049	30,653
Kenexa Corp.*	1,796	20,780
Lawson Software, Inc.*	10,861	60,604
Logility, Inc.*	117	814
Manhattan Associates, Inc.*	1,932	35,201
Mentor Graphics Corp.*	6,858	37,513
MicroStrategy, Inc.*	684	34,350
Monotype Imaging Holdings, Inc.*	1,201	8,179
MSC.Software Corp.*	3,392	22,591
Net 1 UEPS Technologies, Inc.*	3,017	41,001
Netscout Systems, Inc.*	2,347	22,015
NetSuite, Inc.*	1,318	15,566
OpenTV Corp.*	7,261	9,585
Opnet Technologies, Inc.	1,050	9,618
Parametric Technology Corp.*	9,152	106,987
Pegasystems, Inc.	1,149	30,311
Pervasive Software, Inc.*	1,213	7,387
Phoenix Technologies Ltd.*	2,193	5,943
Progress Software Corp.*	3,141	66,495
PROS Holdings, Inc.*	1,025	8,323
QAD, Inc.	1,023	3,325
Quest Software, Inc.*	5,071	70,690
Radiant Systems, Inc.*	2,204	18,293
Renaissance Learning, Inc.	765	7,046
Rosetta Stone, Inc.*	494	13,555
S1 Corp.*	3,991	27,538
Smith Micro Software, Inc.*	2,282	22,409
SolarWinds, Inc.*	958	15,797
Solera Holdings, Inc.*	5,491	139,471
SonicWALL, Inc.*	4,163	22,813
Sourcefire, Inc.*	1,595	19,762
SPSS, Inc.*	1,351	45,083
SRS Labs, Inc.*	917	6,098
SuccessFactors, Inc.*	2,925	26,851
SumTotal Systems, Inc.*	2,467	11,866
Symyx Technologies*	2,680	15,678
Synchronoss Technologies, Inc.*	1,749	21,460
Take-Two Interactive Software, Inc.*	6,344	60,078
Taleo Corp.*	2,467	45,072
TeleCommunication Systems, Inc.*	2,682	19,069
THQ, Inc.*	5,026	35,986
TIBCO Software, Inc.*	13,864	99,405
TiVo, Inc.*	8,252	86,481
Tyler Technologies, Inc.*	2,467	38,535
Ultimate Software Group, Inc.*	1,862	45,135
Unica Corp.*	1,113	6,099
VASCO Data Security International, Inc.*	2,141	15,651
Websense, Inc.*	3,413	60,888
Wind River Systems, Inc.*	5,441	62,354
		2,682,209

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Specialty Retail - 3.0%
America's Car-Mart, Inc.*	800	$16,400
AnnTaylor Stores Corp.*	4,625	36,908
Asbury Automotive Group, Inc.	2,544	26,051
Bebe Stores, Inc.	1,889	12,996
Big 5 Sporting Goods Corp.	1,740	19,244
Books-A-Million, Inc.	554	3,939
Borders Group, Inc.*	4,821	17,741
Brown Shoe Co., Inc.	3,198	23,154
Build-A-Bear Workshop, Inc.*	1,323	5,914
Cabela's, Inc.*	2,968	36,506
Cato Corp.	2,148	37,461
Charlotte Russe Holding, Inc.*	1,662	21,407
Charming Shoppes, Inc.*	8,975	33,387
Christopher & Banks Corp.	2,810	18,855
Citi Trends, Inc.*	1,137	29,426
Coldwater Creek, Inc.*	4,535	27,482
Collective Brands, Inc.*	4,854	70,723
Conn's, Inc.*	780	9,750
Destination Maternity Corp.*	373	6,222
Dress Barn, Inc.*	3,400	48,620
DSW, Inc.*	1,139	11,219
Finish Line	3,397	25,206
Gander Mountain Co.*	407	2,442
Genesco, Inc.*	1,455	27,310
Group 1 Automotive, Inc.	1,848	48,085
Gymboree Corp.*	2,305	81,781
Haverty Furniture Co.'s, Inc.	1,412	12,920
hhgregg, Inc.*	995	15,084
Hibbett Sports, Inc.*	2,153	38,754
HOT Topic, Inc.*	3,403	24,876
J Crew Group, Inc.*	3,972	107,323
Jo-Ann Stores, Inc.*	1,923	39,748
JOS A Bank Clothiers, Inc.*	1,366	47,072
Kirkland's, Inc.*	980	11,770
Lithia Motors, Inc.	1,325	12,243
Lumber Liquidators, Inc.*	1,140	17,966
Men's Wearhouse, Inc.	3,909	74,975
Midas, Inc.*	1,091	11,434
Monro Muffler, Inc.	1,298	33,372
New York & Co., Inc.*	1,850	5,717
OfficeMax, Inc.	6,026	37,843
Pacific Sunwear Of California*	5,137	17,312
PEP Boys-Manny Moe & Jack	3,846	38,998
Pier 1 Imports, Inc.*	7,147	14,223
Rent-A-Center, Inc.*	5,042	89,899
Rex Stores Corp.*	709	7,133
Sally Beauty Holdings, Inc.*	7,127	45,328
Shoe Carnival, Inc.*	707	8,435
Sonic Automotive, Inc.	2,078	21,112
Stage Stores, Inc.	3,054	33,899

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Specialty Retail - Cont'd
Stein Mart, Inc.*	1,842	$16,320
Syms Corp.*	529	3,973
Systemax, Inc.*	879	10,469
Talbots, Inc.	1,948	10,519
The Buckle, Inc.	2,014	63,985
The Childrens Place Retail Stores, Inc.*	1,768	46,728
Tractor Supply Co.*	2,835	117,142
Tween Brands, Inc.*	1,977	13,206
Ulta Salon Cosmetics & Fragrance, Inc.*	2,185	24,297
West Marine, Inc.*	1,129	6,221
Wet Seal, Inc.*	7,336	22,522
Zale Corp.*	2,429	8,356
Zumiez, Inc.*	1,565	12,536
		1,821,939

Textiles, Apparel & Luxury Goods - 1.9%
American Apparel, Inc.*	2,699	9,824
Carter's, Inc.*	4,478	110,204
Cherokee, Inc.	601	11,912
Columbia Sportswear Co.	940	29,065
CROCS, Inc.*	6,631	22,545
Deckers Outdoor Corp.*	987	69,357
FGX International Holdings Ltd.*	1,095	12,461
Fossil, Inc.*	3,705	89,216
Fuqi International, Inc.*	777	16,092
G-III Apparel Group Ltd.*	1,054	12,110
Iconix Brand Group, Inc.*	4,729	72,732
Jones Apparel Group, Inc.	6,745	72,374
Kenneth Cole Productions, Inc.	718	5,048
K-Swiss, Inc.	1,958	16,643
Liz Claiborne, Inc.	7,510	21,629
Lululemon Athletica, Inc.*	3,211	41,839
Maidenform Brands, Inc.*	1,772	20,325
Movado Group, Inc.	1,243	13,101
Oxford Industries, Inc.	1,134	13,211
Perry Ellis International, Inc.*	911	6,632
Quiksilver, Inc.*	9,552	17,671
Skechers U.S.A., Inc.*	2,493	24,357
Steven Madden Ltd.*	1,235	31,431
Timberland Co.*	3,615	47,971
True Religion Apparel, Inc.*	2,001	44,622
Under Armour, Inc.*	2,493	55,793
Unifi, Inc.*	3,597	5,108
Unifirst Corp.	1,087	40,404
Volcom, Inc.*	1,448	18,100
Warnaco Group, Inc.*	3,616	117,158
Weyco Group, Inc.	578	13,346
Wolverine World Wide, Inc.	3,768	83,122
		1,165,403

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Thrifts & Mortgage Finance - 1.4%
Abington Bancorp, Inc.	1,949	$15,514
Astoria Financial Corp.	6,754	57,949
Bank Mutual Corp.	3,649	31,819
BankFinancial Corp.	1,569	13,901
Beneficial Mutual Bancorp, Inc.*	2,609	25,046
Berkshire Hills Bancorp, Inc.	1,083	22,505
Brookline Bancorp, Inc.	4,403	41,036
Brooklyn Federal Bancorp, Inc.	270	3,038
Cheviot Financial Corp.	221	1,768
Clifton Savings Bancorp, Inc.	836	8,995
Danvers Bancorp, Inc.	1,422	19,126
Dime Community Bancshares	1,774	16,161
Doral Financial Corp.*	429	1,073
ESB Financial Corp.	726	9,525
ESSA Bancorp, Inc.	1,354	18,509
First Defiance Financial Corp.	641	8,333
First Financial Holdings, Inc.	930	8,742
First Financial Northwest, Inc.	1,821	14,240
First Financial Service Corp.	319	5,554
Flagstar Bancorp, Inc.*	3,427	2,330
Flushing Financial Corp.	1,707	15,960
Fox Chase Bancorp, Inc.*	492	4,718
Heritage Financial Group	158	1,354
Home Federal Bancorp, Inc.	1,319	13,441
Kearny Financial Corp.	1,413	16,165
Kentucky First Federal Bancorp	240	2,916
K-Fed Bancorp	316	2,901
Legacy Bancorp, Inc.	582	6,460
Meridian Interstate Bancorp, Inc.*	838	6,243
MGIC Investment Corp.	9,881	43,476
NASB Financial, Inc.	278	7,951
NewAlliance Bancshares, Inc.	8,217	94,496
Northeast Community Bancorp, Inc.	465	3,771
Northwest Bancorp, Inc.	1,292	24,367
OceanFirst Financial Corp.	705	8,439
Ocwen Financial Corp.*	3,047	39,520
Oritani Financial Corp.*	1,034	14,176
PMI Group, Inc.	6,472	12,815
Provident Financial Services, Inc.	4,526	41,187
Provident New York Bancorp	3,046	24,734
Prudential Bancorp, Inc. of Pennsylvania	316	3,732
Radian Group, Inc.	6,409	17,432
Rockville Financial, Inc.	708	7,753
Roma Financial Corp.	676	8,612
Tree.com, Inc.*	506	4,858
Trustco Bank Corp. NY	5,713	33,764
United Financial Bancorp, Inc.	1,416	19,569
ViewPoint Financial Group	881	13,418
Waterstone Financial, Inc.*	553	1,642
Westfield Financial, Inc.	2,525	22,877
WSFS Financial Corp.	490	13,382
		857,293

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Tobacco - 0.2%
Alliance One International, Inc.*	6,939	$26,368
Star Scientific, Inc.*	5,250	4,673
Universal Corp.	1,922	63,637
Vector Group Ltd.	2,921	41,741
		136,419

Trading Companies & Distributors - 0.8%
Aceto Corp.	1,948	12,993
Aircastle Ltd.	3,719	27,335
Applied Industrial Technologies, Inc.	3,189	62,823
Beacon Roofing Supply, Inc.*	3,346	48,383
BlueLinx Holdings, Inc.*	916	2,748
DXP Enterprises, Inc.*	572	6,561
H&E Equipment Services, Inc.*	2,156	20,159
Houston Wire & Cable Co.	1,418	16,888
Interline Brands, Inc.*	2,442	33,407
Kaman Corp.	1,918	32,031
Lawson Products	334	4,746
RSC Holdings, Inc.*	3,595	24,158
Rush Enterprises, Inc.*	2,677	31,187
TAL International Group, Inc.	1,136	12,382
Textainer Group Holdings Ltd.	769	8,836
Titan Machinery, Inc.*	1,023	12,982
United Rentals, Inc.*	4,749	30,821
Watsco, Inc.	1,885	92,233
Willis Lease Finance Corp.*	373	4,894
		485,567

Transportation Infrastructure - 0.0%
CAI International, Inc.*	587	2,994

Water Utilities - 0.4%
American States Water Co.	1,459	50,540
Artesian Resources Corp.	490	7,806
Cadiz, Inc.*	953	9,177
California Water Service Group	1,486	54,744
Connecticut Water Service, Inc.	671	14,554
Consolidated Water Co., Inc.	1,157	18,339
Middlesex Water Co.	1,058	15,288
Pennichuck Corp.	336	7,661
SJW Corp.	992	22,518
Southwest Water Co.	1,950	10,764
York Water Co.	901	13,812
		225,203

Wireless Telecommunication Services - 0.4%
Centennial Communications Corp.*	6,712	56,112
iPCS, Inc.*	1,367	20,450

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Wireless Telecommunication Services - Cont'd
Shenandoah Telecommunications Co.	1,784	$36,197
Syniverse Holdings, Inc.*	5,407	86,674
USA Mobility, Inc.	1,858	23,708
Virgin Mobile USA, Inc.*	2,125	8,543
		231,684

Total Equity Securities (Cost $78,829,747)		58,403,538
EXCHANGE TRADED FUNDS - 0.8%
iShares Russell 2000 Index Fund	10,100	514,696

Total Exchange Traded Funds (Cost $518,973)		514,696

	PRINCIPAL
U.S. TREASURY - 0.4%	AMOUNT
United States Treasury Bills, 7/9/09 #	$240,000	239,988

Total U.S. Treasury (Cost $239,988)		239,988

TIME DEPOSIT - 2.0%
State Street Corp. Time Deposit, 0.01%, 7/1/09	1,176,000	1,176,000

Total Time Deposit (Cost $1,176,000)		1,176,000

TOTAL INVESTMENTS (Cost $80,764,708) - 100.8%		60,334,222
Other assets and liabilities, net - (0.8%)		(480,928)
Net Assets - 100%		$59,853,294

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
Russell 2000 Index Mini #	18	9/09	$912,960	$252

* Non-income producing security.

(b) This security was valued by the Board of Directors. See note A.

# Futures collateralized by 240,000 units of U.S. Treasury Bills.

See notes to financial statements.

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009

ASSET
Investments in securities, at value (Cost $80,764,708) - see accompanying schedule	$60,334,222
Cash	741
Receivable for securities sold	6,691,816
Receivable for shares sold	10,676
Interest and dividends receivable	62,086
Total assets	67,099,541

LIABILITIES
Payable for securities purchased	7,064,020
Payable for shares redeemed	115,508
Payable for futures margin	652
Payable to Calvert Asset Management Company, Inc.	31,702
Payable to Calvert Administrative Services Company	5,026
Payable to Calvert Shareholder Services, Inc.	18
Payable to Calvert Distributors, Inc.	380
Accrued expenses and other liabilities	28,941
Total liabilities	7,246,247
Net Assets	$59,853,294

Net Assets consist of:
Paid in capital applicable to the following shares of common stock outstanding,
$0.10 par value, 20,000,000 shares authorized:
Class I: 1,391,913 shares outstanding	$80,588,750
Class F: 54,775 shares outstanding	2,623,054
Undistributed net investment income	334,795
Accumulated net realized gain (loss) on investments	(3,263,071)
Net unrealized appreciation (depreciation) on investments	(20,430,234)

Net Assets	$59,853,294

Net Asset Value per Share:
Class I (based on net assets of $57,582,081)	$41.37
Class F (based on net assets of $2,271,213)	$41.46

See notes to financial statements.

Russell 2000 Small Cap Index Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $103)	$439,706
Interest income	5,845
Total investment income	445,551

Expenses:
Investment advisory fee	95,421
Transfer agent fees and expenses	6,247
Accounting fees	1,010
Distribution plan expenses:
Class F	1,593
Directors' fees and expenses	4,461
Administrative fees	27,263
Custodian fees	35,367
Reports to shareholders	9,826
Professional fees	9,983
Contract services	63,685
Total expenses	254,856
Reimbursement from Advisor:
Class F	(4,749)
Class I	(57,526)
Fees paid indirectly	(66)
Net expenses	192,515

Net Investment Income	253,036

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,778,952)
Foreign currency transactions	44
Futures	53,301
(3,725,607)

Change in unrealized appreciation (depreciation) on:
Investments	4,920,023
Assets and liabilities denominated in foreign currencies	3
Futures	(184,306)
4,735,720

Net Realized and Unrealized Gain
(Loss)	1,010,113

Increase (Decrease) in Net Assets
Resulting From Operations	$1,263,149

See notes to financial statements.

Russell 2000 Small Cap Index Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$253,036	$914,785
Net realized gain (loss)	(3,725,607)	1,131,847
Change in unrealized appreciation or (depreciation)	4,735,720	(33,476,017)

Increase (Decrease) in Net Assets
Resulting From Operations	1,263,149	(31,429,385)

Distributions to shareholders from:
Net investment income:
Class I shares	--	(1,591,208)
Class F shares	--	(10,834)
Net realized gain:
Class I shares	--	(5,230,091)
Class F shares	--	(48,980)
Total distributions	--	(6,881,113)

Capital share transactions:
Shares sold:
Class I shares	4,298,719	17,263,850
Class F shares	1,421,129	1,086,448
Reinvestment of distributions:
Class I shares	--	6,821,298
Class F shares	--	59,815
Shares redeemed:
Class I shares	(6,256,247)	(19,484,061)
Class F shares	(264,819)	(420,084)
Total capital share transactions	(801,218)	5,327,266

Total Increase (Decrease) in Net Assets	461,931	(32,983,232)

Net Assets
Beginning of period	59,391,363	92,374,595
End of period (including undistributed net investment
income of $334,795 and $81,759, respectively)	$59,853,294	$59,391,363

Capital Share Activity
Shares sold:
Class I shares	116,852	301,083
Class F shares	37,891	20,691
Reinvestment of distributions:
Class I shares	--	132,013
Class F shares	--	1,189
Shares redeemed:
Class I shares	(170,168)	(356,259)
Class F shares	(7,217)	(8,241)
Total capital share transactions	(22,642)	90,476

See notes to financial statements.

Notes to Financial Statements

Note A --- Significant Accounting Policies

General: The Summit Russell 2000 Small Cap Index Portfolio (the "Portfolio"), a series of Summit Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Class F shares are subject to Distribution Plan Expenses. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Portfolio may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, securities valued at $18 or 0.0% of net assets were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities**	$58,403,520	--	$18	$58,403,538
Exchange traded funds	514,696	--	--	514,696
U.S. government obligations	--	$239,988	--	239,988
Other debt obligations	--	1,176,000	--	1,176,000
TOTAL	$58,918,216	$1,415,988	$18*	$60,334,222

Other financial instruments***	$252	--	--	$252

*Level 3 securities represent 0.0% of net assets.

** For further breakdown of Equity Securities by industry type, please refer to the Schedule of Investments.

*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Schedule of Investments.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Mutual Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .35% of the Portfolio's average daily net assets.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense caps are .70% and .91% for Class I and Class F, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Distribution plans, adopted by Class F shares, allow the Portfolio to pay the distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed 0.20% annually of average daily net assets of Class F.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $103 for the six months ended June 30, 2009. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $9,241,261 and $8,594,788, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $80,774,114. Net unrealized depreciation aggregated $20,439,892, of which $4,856,419 related to appreciated securities and $25,296,311 related to depreciated securities.

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class I	2009 (z)	2008 (z)	2007 (z)
Net asset value, beginning	$40.42	$67.00	$74.19
Income from investment operations
Net investment income (loss)	.17	.62	.74
Net realized and unrealized gain (loss)	.78	(22.38)	(1.98)
Total from investment operations	.95	(21.76)	(1.24)
Distributions from
Net investment income	--	(1.13)	(.47)
Net realized gain	--	(3.69)	(5.48)
Total distributions	--	(4.82)	(5.95)
Total increase (decrease) in net asset value	.95	(26.58)	(7.19)
Net asset value, ending	$41.37	$40.42	$67.00

Total return*	2.35%	(33.95%)	(2.20%)
Ratios to average net assets: A
Net investment income (loss)	.93% (a)	1.13%	1.04%
Total expenses	.92% (a)	.70%	.64%
Expenses before offsets	.70% (a)	.70%	.64%
Net expenses	.70% (a)	.70%	.64%
Portfolio turnover	16%	30%	19%
Net assets, ending (in thousands)	$57,582	$58,414	$91,676

		Years Ended
	December 31,	December 31,	December 31,
Class I	2006	2005	2004 (z)
Net asset value, beginning	$65.46	$63.92	$54.40
Income from investment operations
Net investment income (loss)	.46	.41	.31
Net realized and unrealized gain (loss)	10.88	2.07	9.32
Total from investment operations	11.34	2.48	9.63
Distributions from
Net investment income	(.44)	(.31)	(.11)
Net realized gain	(2.17)	(.63)	--
Total distributions	(2.61)	(.94)	(.11)
Total increase (decrease) in net asset value	8.73	1.54	9.52
Net asset value, ending	$74.19	$65.46	$63.92

Total return*	17.60%	4.01%	17.72%
Ratios to average net assets: A
Net investment income (loss)	.84%	.70%	.60%
Total expenses	.65%	.69%	.76%
Expenses before offsets	.65%	.69%	.75%
Net expenses	.65%	.69%	.75%
Portfolio turnover	24%	25%	27%
Net assets, ending (in thousands)	$95,694	$75,815	$68,770

See notes to financial highlights.

Financial Highlights

		Periods Ended
	June 30,	December 31,
Class F	2009 (z)	2008 (z)
Net asset value, beginning	$40.55	$66.78
Income from investment operations
Net investment income (loss)	.14	.58
Net realized and unrealized gain (loss)	.77	(22.36)
Total from investment operations	.91	(21.78)
Distributions from
Net investment income	--	(.76)
Net realized gain	--	(3.69)
Total distributions	--	(4.45)
Total increase (decrease) in net asset value	.91	(26.23)
Net asset value, ending	$41.46	$40.55

Total return*	2.24%	(34.05%)
Ratios to average net assets: A
Net investment income (loss)	.74% (a)	1.09%
Total expenses	1.51% (a)	.91%
Expenses before offsets	.91% (a)	.91%
Net expenses	.91% (a)	.91%
Portfolio turnover	16%	30%
Net assets, ending (in thousands)	$2,271	$977

		Periods Ended
	December 31,	December 31,	December 31,
Class F	2007 (z)	2006	2005#
Net asset value, beginning	$74.02	$65.43	$64.41
Income from investment operations
Net investment income (loss)	.59	.31	.12
Net realized and unrealized gain (loss)	(1.97)	10.87	.90
Total from investment operations	(1.38)	11.18	1.02
Distributions from
Net investment income	(.38)	(.42)	--
Net realized gain	(5.48)	(2.17)	--
Total distributions	(5.86)	(2.59)	--
Total increase (decrease) in net asset value	(7.24)	8.59	1.02
Net asset value, ending	$66.78	$74.02	$65.43

Total return*	(2.40%)	17.35%	1.58%
Ratios to average net assets: A
Net investment income (loss)	.84%	.64%	.74% (a)
Total expenses	.84%	.85%	.84% (a)
Expenses before offsets	.84%	.85%	.84% (a)
Net expenses	.84%	.85%	.84% (a)
Portfolio turnover	19%	24%	25%
Net assets, ending (in thousands)	$699	$272	$5

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

# From October 4, 2005, inception.

(z) Per share figures are calculated using the Average Shares Method.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


EAFE International Index
Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

4	Economic Sectors and Average Annual Total Returns
5	Shareholder Expense Example
7	Statement of Net Assets
28	Statement of Operations
29	Statements of Changes in Net Assets
31	Notes to Financial Statements
35	Financial Highlights
37	Explanation of Financial Tables
38	Proxy Voting
39	Availability of Quarterly Portfolio Holdings

EAFE International Index Portfolio
Economic Sectors
June 30, 2009

% of Total
economic sectors	Investments
Consumer Discretionary	10.0%
Consumer Staples	10.0%
Energy	8.7%
Exchange Traded Funds	0.4%
Financials	24.3%
Healthcare	8.4%
Industrials	11.4%
Information Technology	5.2%
Materials	9.0%
Telecommunications Services	6.1%
Time Deposit	0.2%
Utilities	6.3%

Total	100%

Average Annual Total Returns

(period ended June 30, 2009)

				Since Inception
	6 months	1 year	5 years	(11/12/2002)
Summit EAFE International Index Portfolio
Class I	5.78%	-31.63%	1.46%	5.95%
Class F	5.58%	-31.84%	1.22%	5.70%
MSCI EAFE Index	8.42%	-30.96%	2.79%	8.14%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/09	6/30/09	1/1/09 - 6/30/09

Class I
Actual	$1,000.00	$1,058.20	$4.59
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.33	$4.51

Class F
Actual	$1,000.00	$1,056.10	$5.86
Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.09	$5.76

* Expenses are equal to the Fund's annualized expense ratio of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365.

EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

EQUITY SECURITIES - 99.1%	SHARES	VALUE
Australia - 7.3%
AGL Energy Ltd.	3,939	$42,457
Alumina Ltd.	22,140	25,399
Amcor Ltd.	7,497	30,086
AMP Ltd.	17,440	68,301
Aristocrat Leisure Ltd.	3,601	10,938
ASX Ltd.	1,501	44,573
Australia & New Zealand Banking Group Ltd.	18,852	249,093
AXA Asia Pacific Holdings Ltd.	9,048	28,287
Bendigo and Adelaide Bank Ltd.	2,648	14,803
BHP Billiton Ltd.	29,368	804,502
Billabong International Ltd.	2,105	14,785
BlueScope Steel Ltd.	22,419	45,324
Boral Ltd.	5,219	16,992
Brambles Ltd.	12,181	58,245
Caltex Australia Ltd.	1,245	13,826
CFS Retail Property Trust	15,218	20,110
Coca-Cola Amatil Ltd.	4,888	33,844
Cochlear Ltd.	497	23,075
Commonwealth Bank of Australia	12,858	401,833
Computershare Ltd.	3,965	28,717
Crown Ltd.	4,252	24,765
CSL Ltd.	5,266	136,037
CSR Ltd.	11,610	15,802
Dexus Property Group	39,219	23,500
Fairfax Media Ltd.	19,899	19,469
Fortescue Metals Group Ltd.*	10,823	32,801
Foster's Group Ltd.	16,919	70,090
Goodman Fielder Ltd.	11,562	12,104
GPT Group	77,172	30,106
Harvey Norman Holdings Ltd.	4,997	13,232
Incitec Pivot Ltd.	14,004	26,635
Insurance Australia Group Ltd.	17,862	50,069
Leighton Holdings Ltd.	1,314	24,728
Lend Lease Corp. Ltd.	3,835	21,592
Lion Nathan Ltd.	2,611	24,416
Macquarie Airports	6,230	11,374
Macquarie Group Ltd.	2,651	83,225
Macquarie Infrastructure Group	21,170	24,301
Metcash Ltd.	6,962	24,098
Mirvac Group	21,331	18,375
National Australia Bank Ltd.	16,760	301,599
Newcrest Mining Ltd.	4,220	103,356
Nufarm Ltd.	1,531	11,260
OneSteel Ltd.	14,819	30,553
Orica Ltd.	3,162	55,019
Origin Energy Ltd.	7,644	89,902
OZ Minerals Ltd.	28,185	20,869

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Australia - Cont'd
Perpetual Ltd.	353	$8,079
Qantas Airways Ltd.	9,663	15,580
QBE Insurance Group Ltd.	8,661	138,125
Rio Tinto Ltd.	2,499	104,537
Santos Ltd.	9,110	106,967
Sims Metal Management Ltd.	1,289	26,824
Sonic Healthcare Ltd.	3,225	31,912
Stockland	24,884	63,774
Suncorp-Metway Ltd.	12,988	69,705
TABCORP Holdings Ltd.	5,342	30,726
Tatts Group Ltd.	11,106	22,770
Telstra Corp. Ltd.	38,466	104,905
Toll Holdings Ltd.	5,801	28,766
Transurban Group	10,250	34,119
Wesfarmers Ltd.	12,860	233,983
Westfield Group	17,620	160,411
Westpac Banking Corp.	25,436	411,817
Woodside Petroleum Ltd.	4,275	148,062
Woolworths Ltd.	10,732	226,820
WorleyParsons Ltd.	1,431	27,250
		5,269,599

Austria - 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	1,529	41,518
OMV AG	1,333	49,942
Raiffeisen International Bank Holding AG	480	16,659
Telekom Austria AG	2,874	44,940
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	691	35,225
Vienna Insurance Group	349	15,160
Voestalpine AG	1,029	28,214
		231,658

Belgium - 0.9%
Anheuser-Busch InBev NV	6,308	228,227
Belgacom SA	1,363	43,547
Colruyt SA	136	31,017
Delhaize Group	882	62,062
Dexia SA*	4,639	35,157
Fortis NV:
Common	19,559	66,644
Rights (expires 7/4/2014) (b)	14,430	-
Groupe Bruxelles Lambert SA	714	52,258
KBC Groep NV*	1,402	25,560
Mobistar SA	283	17,458
Nationale A Portefeuille	310	14,978
Solvay SA	522	44,015
UCB SA	899	28,801
Umicore SA	1,004	22,854
		672,578

Bermuda - 0.0%
Seadrill Ltd.	2,443	35,054

China - 0.0%
Foxconn International Holdings Ltd.*	18,892	12,564

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Denmark - 0.9%
A P Moller - Maersk A/S:
Series A	5	$29,354
Series B	8	48,009
Carlsberg A/S, Series B	936	60,128
Coloplast A/S, Series B	207	14,254
Danske Bank A/S*	3,990	68,832
DSV A/S*	1,604	19,910
H Lundbeck A/S	749	14,259
Novo Nordisk A/S, Series B	3,910	212,390
Novozymes A/S, Series B	403	32,736
Topdanmark A/S*	125	14,600
TrygVesta A/S	217	12,795
Vestas Wind Systems A/S*	1,776	127,597
William Demant Holding A/S*	209	10,811
		665,675

Finland - 1.3%
Elisa Oyj	1,197	19,721
Fortum Oyj	3,882	88,493
Kesko Oyj, Series B	598	15,843
Kone Oyj	1,346	41,313
Metso Oyj	1,126	21,079
Neste Oil Oyj	1,177	16,376
Nokia Oyj	33,282	485,412
Nokian Renkaat Oyj	948	17,863
Orion Oyj, Series B	835	13,093
Outokumpu Oyj	1,039	17,984
Pohjola Bank plc	1,213	9,696
Rautaruukki Oyj	747	14,930
Sampo Oyj	3,659	69,005
Sanoma Oyj	797	12,389
Stora Enso Oyj, Series R*	5,129	27,050
UPM-Kymmene Oyj	4,590	39,979
Wartsila Oyj	737	23,793
		934,019

France - 9.8%
Accor SA	1,270	50,471
Aeroports de Paris	274	20,095
Air France-KLM	1,206	15,452
Air Liquide SA	2,169	198,496
Alcatel-Lucent*	20,407	51,390
Alstom SA	1,754	103,750
Atos Origin SA	430	14,590
AXA SA	13,707	258,978
BNP Paribas	7,321	474,800
Bouygues	1,945	73,098
Bureau Veritas SA	442	21,789
Cap Gemini SA	1,292	47,693
Carrefour SA	5,555	237,484

EQUITY SECURITIES - Cont'd	SHARES	VALUE
France - Cont'd
Casino Guichard-Perrachon SA :
Common	435	$29,365
Rights	410	1,581
Christian Dior SA	564	42,152
Cie de Saint-Gobain	3,225	107,767
Cie Generale de Geophysique-Veritas*	1,261	22,751
Cie Generale d'Optique Essilor International SA	1,765	84,207
CNP Assurances SA	331	31,584
Compagnie Generale des Etablissements Michelin, Series B	1,275	72,827
Credit Agricole SA	7,790	97,510
Dassault Systemes SA	611	27,000
EDF Energies Nouvelles SA	2,079	101,319
Eiffage SA	365	21,286
Eramet	47	12,326
Eurazeo SA	251	10,456
Eutelsat Communications*	936	24,166
France Telecom SA	16,011	363,553
GDF Suez	10,562	394,333
Gecina SA	167	10,327
Groupe Danone	3,833	189,442
Hermes International	464	64,545
Icade SA	175	14,383
Iliad SA	144	13,979
Imerys SA*	317	13,314
JC Decaux SA*	632	10,052
Klepierre SA	797	20,545
Lafarge SA*	1,749	118,680
Lagardere SCA	1,055	35,094
Legrand SA	943	20,589
L'Oreal SA	2,104	157,428
LVMH Moet Hennessy Louis Vuitton SA	2,144	164,005
M6-Metropole Television SA	628	11,892
Natixis*	7,688	14,868
Neopost SA	285	25,613
PagesJaunes Groupe	1,204	11,715
Pernod-Ricard SA	1,700	107,260
PPR SA	668	54,626
PSA Peugeot Citroen SA*	1,344	35,430
Publicis Groupe	1,060	32,345
Renault SA*	1,628	60,064
Safran SA	1,682	22,226
Sanofi-Aventis SA	9,210	541,323
Schneider Electric SA	1,945	148,663
SCOR SE	1,452	29,802
Societe BIC SA	257	14,752
Societe Des Autoroutes Paris-Rhin-Rhone	216	14,702
Societe Generale Groupe	4,066	221,704
Societe Television Francaise 1	1,105	12,423
Sodexo	854	43,900
Suez Environnement SA	2,374	41,606
Technip SA	908	44,606

EQUITY SECURITIES - Cont'd	SHARES	VALUE
France - Cont'd
Thales SA	806	$36,047
Total SA	18,684	1,011,353
Unibail-Rodamco	711	106,110
Vallourec SA	471	57,228
Veolia Environnement	3,315	97,876
Vinci SA	3,685	165,283
Vivendi	10,259	245,598
		7,053,667

Germany - 7.7%
Adidas AG	1,712	65,194
Allianz SE	3,963	366,243
BASF SE	8,081	322,127
Bayer AG	6,695	359,277
Bayerische Motoren Werke AG	3,155	119,083
Beiersdorf AG	798	37,595
Celesio AG	776	17,826
Commerzbank AG*	6,212	38,600
Daimler AG	7,897	285,556
Deutsche Bank AG	4,886	297,147
Deutsche Boerse AG	1,707	132,594
Deutsche Lufthansa AG	2,058	25,854
Deutsche Post AG	7,464	97,497
Deutsche Postbank AG*	777	19,800
Deutsche Telekom AG	24,818	293,135
E.ON AG	16,649	590,587
Fraport AG Frankfurt Airport Services Worldwide	347	14,867
Fresenius Medical Care AG & Co. KGaA	1,689	75,332
Fresenius SE, Preferred	852	46,012
GEA Group AG	1,395	21,149
Hamburger Hafen und Logistik AG	237	9,144
Hannover Rueckversicherung AG*	530	19,595
Henkel AG & Co. KGaA:
Common	1,258	33,901
Preferred	1,471	45,933
Hochtief AG	369	18,631
K+S AG	1,297	73,018
Linde AG	1,333	109,526
MAN AG	928	57,041
Merck KGAA	568	57,873
Metro AG	1,000	47,774
Muenchener Rueckversicherungs AG	1,804	243,834
Porsche Automobil Holding SE, Preferred	768	51,579
RWE AG:
Common	3,668	289,393
Preferred	342	22,774
Salzgitter AG	345	30,314
SAP AG	7,532	303,475
Siemens AG	7,201	498,226
SolarWorld AG	733	17,299
Suedzucker AG	602	12,237

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Germany - Cont'd
ThyssenKrupp AG	2,941	$73,230
TUI AG*	1,272	9,395
United Internet AG*	1,126	13,218
Volkswagen AG:
Common	775	262,192
Preferred	922	64,472
Wacker Chemie AG	140	16,116
		5,605,665

Greece - 0.6%
Alpha Bank AE*	3,310	35,745
Coca Cola Hellenic Bottling Co. SA	1,713	35,080
EFG Eurobank Ergasias SA*	2,982	31,046
Hellenic Telecommunications Organization SA	2,348	35,817
Marfin Investment Group SA*	5,870	24,995
National Bank of Greece SA*	4,426	121,191
OPAP SA	2,100	55,738
Piraeus Bank SA*	2,869	28,263
Public Power Corp. SA*	1,097	22,564
Titan Cement Co. SA	626	16,475
		406,914

Hong Kong - 2.4%
ASM Pacific Technology Ltd.	1,812	9,323
Bank of East Asia Ltd.	12,992	39,415
BOC Hong Kong Holdings Ltd.	32,557	57,630
Cathay Pacific Airways Ltd.	10,771	14,749
Cheung Kong Holdings Ltd.	12,139	138,852
Cheung Kong Infrastructure Holdings Ltd.	4,220	14,718
Chinese Estates Holdings Ltd.	6,434	11,695
CLP Holdings Ltd.	17,971	119,327
Esprit Holdings Ltd.	9,913	55,450
Genting International plc*	36,809	17,284
Hang Lung Group Ltd.	7,029	33,223
Hang Lung Properties Ltd.	18,035	58,489
Hang Seng Bank Ltd.	6,719	94,953
Henderson Land Development Co. Ltd.	9,371	53,250
Hong Kong & China Gas Co. Ltd.	35,218	74,021
Hong Kong Exchanges and Clearing Ltd.	8,908	138,317
HongKong Electric Holdings	12,284	68,411
Hopewell Highway Infrastructure Ltd.	434	241
Hopewell Holdings	5,159	16,034
Hutchison Whampoa Ltd.	18,637	121,154
Hysan Development Co. Ltd.	5,712	14,575
Kerry Properties Ltd.	6,245	27,922
Li & Fung Ltd.	19,238	51,054
Link REIT	18,970	40,443
Mongolia Energy Co. Ltd.*	16,042	5,974
MTR Corp.	12,745	38,440
New World Development Ltd.	21,856	39,227
Noble Group Ltd.	11,460	14,351
NWS Holdings Ltd.	7,388	13,298

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Hong Kong - Cont'd
Orient Overseas International Ltd.	1,967	$8,336
PCCW Ltd.	20,207	5,290
Shangri-La Asia Ltd.	11,781	17,464
Sino Land Co.	14,695	24,147
Sun Hung Kai Properties Ltd.	12,301	153,586
Swire Pacific Ltd.	6,726	66,988
Television Broadcasts Ltd.	2,769	10,813
Wharf Holdings Ltd.	12,017	50,880
Wheelock & Co. Ltd.	8,036	20,595
Wing Hang Bank Ltd.	1,612	14,213
Yue Yuen Industrial Holdings Ltd.	6,035	13,522
		1,767,654

Ireland - 0.4%
CRH plc	5,982	137,061
Elan Corp. plc*	4,174	27,926
Experian plc	8,948	67,046
Kerry Group plc	1,242	28,338
Ryanair Holdings plc*	3,203	14,666
		275,037

Italy - 3.3%
A2A SpA	10,974	20,058
Alleanza Assicurazioni SpA	3,908	26,892
Assicurazioni Generali SpA	9,297	193,917
Atlantia SpA	2,333	47,187
Banca Carige SpA	5,938	16,314
Banca Monte dei Paschi di Siena SpA	19,738	31,862
Banca Popolare di Milano Scarl	3,559	21,286
Banco Popolare SC*	5,644	42,122
Enel SpA	38,123	185,610
ENI SpA	22,835	541,383
Fiat SpA*	6,720	68,131
Finmeccanica SpA	3,639	51,319
Fondiaria-Sai SpA	611	9,914
Intesa Sanpaolo SpA:- RSP	8,256	20,333
Intesa Sanpaolo SpA:	67,453	218,562
Luxottica Group SpA*	1,108	23,030
Mediaset SpA	6,725	37,794
Mediobanca SpA	4,009	48,156
Parmalat SpA	15,391	37,168
Pirelli & C. SpA*	26,313	9,298
Prysmian SpA	905	13,625
Saipem SpA	2,349	57,306
Snam Rete Gas SpA	13,712	60,282
Telecom Italia SpA - RSP	52,695	51,782
Telecom Italia SpA	88,391	122,348
Terna Rete Elettrica Nazionale SpA	12,065	40,215
UniCredit SpA*	126,203	323,132

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Italy - Cont'd
Unione di Banche Italiane SCPA:
Common	5,091	$66,417
Rights (expires 7/03/2009)	5,091	348
Rights (expires 6/30/2011)	5,007	386
Unipol Gruppo Finanziario SpA*	7,280	8,521
		2,394,698

Japan - 23.8%
77 Bank Ltd.	3,294	19,087
Acom Co. Ltd.	350	8,727
Advantest Corp.	1,430	25,763
Aeon Co. Ltd.	5,646	55,560
Aeon Credit Service Co. Ltd.	694	9,026
Aeon Mall Co. Ltd.	740	13,989
Aioi Insurance Co. Ltd.	4,371	19,852
Aisin Seiki Co. Ltd.	1,716	37,072
Ajinomoto Co., Inc.	6,012	47,461
Alfresa Holdings Corp.	288	13,243
All Nippon Airways Co. Ltd.	5,794	20,214
Amada Co. Ltd.	3,095	19,107
Aozora Bank Ltd.*	6,756	10,372
Asahi Breweries Ltd.	3,485	49,997
Asahi Glass Co. Ltd.	8,877	70,771
Asahi Kasei Corp.	11,229	56,845
Asics Corp.	1,480	13,424
Astellas Pharma, Inc.	3,989	140,769
Bank of Kyoto Ltd.	2,852	26,338
Bank of Yokohama Ltd.	10,922	58,116
Benesse Corp.	693	27,670
Bridgestone Corp.	5,369	83,786
Brother Industries Ltd.	1,996	17,602
Canon, Inc.	9,341	303,722
Casio Computer Co. Ltd.	2,134	18,976
Central Japan Railway Co.	13	79,796
Chiba Bank Ltd.	6,732	43,758
Chubu Electric Power Co., Inc.	5,821	134,425
Chugai Pharmaceutical Co. Ltd.	1,979	37,668
Chugoku Bank Ltd.	1,675	23,159
Chugoku Electric Power Co., Inc.	2,486	51,846
Chuo Mitsui Trust Holdings, Inc.	8,662	32,840
Citizen Holdings Co. Ltd.	2,633	13,416
Cosmo Oil Co. Ltd.	5,429	18,381
Credit Saison Co. Ltd.	1,351	17,042
Dai Nippon Printing Co. Ltd.	5,005	68,352
Daicel Chemical Industries Ltd.	2,557	15,439
Daido Steel Co. Ltd.	2,623	10,689
Daihatsu Motor Co. Ltd.	1,752	16,218
Daiichi Sankyo Co. Ltd.	5,930	106,005
Daikin Industries Ltd.	2,051	65,503
Daito Trust Construction Co. Ltd.	711	33,341
Daiwa House Industry Co. Ltd.	4,468	47,830
Daiwa Securities Group, Inc.	11,060	65,305
Dena Co. Ltd.	2	6,678

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Japan - Cont'd
Denki Kagaku Kogyo K K	4,509	$12,464
Denso Corp.	4,275	108,870
Dentsu, Inc.	1,512	31,633
DOWA HOLDINGS Co. Ltd.	2,447	10,132
East Japan Railway Co.	2,984	179,509
Eisai Co. Ltd.	2,236	79,481
Electric Power Development Co. Ltd.	1,193	33,775
Elpida Memory, Inc.*	1,067	11,403
FamilyMart Co. Ltd.	552	17,284
Fanuc Ltd.	1,675	133,518
Fast Retailing Co. Ltd.	419	54,519
Fuji Electric Holdings Co. Ltd.	5,068	8,356
Fuji Heavy Industries Ltd.	5,672	22,789
FUJIFILM Holdings Corp.	4,291	135,241
Fujitsu Ltd.	16,363	88,579
Fukuoka Financial Group, Inc.	6,888	30,684
Furukawa Electric Co. Ltd.	5,635	25,250
GS Yuasa Corp.	4,634	40,647
Gunma Bank Ltd.	3,729	20,657
Hachijuni Bank Ltd.	3,713	20,926
Hankyu Hanshin Holdings, Inc.	10,198	47,677
Hirose Electric Co. Ltd.	268	28,466
Hiroshima Bank Ltd.	4,660	19,347
Hisamitsu Pharmaceutical Co., Inc.	630	19,550
Hitachi Chemical Co. Ltd.	958	15,382
Hitachi Construction Machinery Co. Ltd.	950	15,351
Hitachi Ltd.	29,655	91,758
Hitachi Metals Ltd.	1,480	12,479
Hokkaido Electric Power Co., Inc.	1,676	31,351
Hokuhoku Financial Group, Inc.	11,344	28,307
Hokuriku Electric Power Co.	1,687	38,525
Honda Motor Co. Ltd.	14,450	395,268
HOYA Corp.	3,643	72,870
Ibiden Co. Ltd.	1,125	31,395
Idemitsu Kosan Co. Ltd.	198	16,912
IHI Corp.*	11,808	20,293
INPEX Corp.	7	55,702
Isetan Mitsukoshi Holdings Ltd.	3,187	32,326
Isuzu Motors Ltd.	10,727	17,115
ITOCHU Corp.	13,168	90,861
Iyo Bank Ltd.	2,307	23,489
J Front Retailing Co. Ltd.	4,467	21,232
JAFCO Co. Ltd.	289	9,626
Japan Airlines Corp.*	8,184	15,752
Japan Petroleum Exploration Co.	270	14,883
Japan Prime Realty Investment Corp.	5	10,796
Japan Real Estate Investment Corp.	4	33,166
Japan Retail Fund Investment Corp.	2	9,217
Japan Steel Works Ltd.	2,917	35,779
Japan Tobacco, Inc.	39	121,442
JFE Holdings, Inc.	4,301	143,513

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Japan - Cont'd
JGC Corp.	1,827	$29,360
Joyo Bank Ltd.	6,012	30,534
JS Group Corp.	2,274	34,982
JSR Corp.	1,616	27,512
JTEKT Corp.	1,763	17,758
Jupiter Telecommunications Co. Ltd.	23	17,420
Kajima Corp.	7,519	23,356
Kamigumi Co. Ltd.	2,577	21,672
Kaneka Corp.	2,736	19,339
Kansai Electric Power Co., Inc.	6,711	147,953
Kansai Paint Co. Ltd.	2,117	15,142
Kao Corp.	4,753	103,482
Kawasaki Heavy Industries Ltd.	12,469	34,141
Kawasaki Kisen Kaisha Ltd.	5,398	22,074
KDDI Corp.	26	137,710
Keihin Electric Express Railway Co. Ltd.	3,926	30,403
Keio Corp.	5,335	30,968
Keisei Electric Railway Co. Ltd.	2,632	15,656
Keyence Corp.	366	74,411
Kikkoman Corp.	1,574	15,740
Kintetsu Corp.	14,406	63,403
Kirin Holdings Co. Ltd.	7,403	103,246
Kobe Steel Ltd.	22,259	41,095
Komatsu Ltd.	8,302	127,287
Konami Corp.	857	16,391
Konica Minolta Holdings, Inc.	4,206	43,661
Kubota Corp.	9,558	78,419
Kuraray Co. Ltd.	3,082	34,129
Kurita Water Industries Ltd.	1,002	32,248
Kyocera Corp.	1,424	106,715
kyowa Hakko Kirin Co. Ltd.	2,352	26,500
Kyushu Electric Power Co., Inc.	3,361	72,266
Lawson, Inc.	596	26,165
Leopalace21 Corp.	1,167	10,358
Mabuchi Motor Co. Ltd.	282	13,545
Makita Corp.	989	23,796
Marubeni Corp.	14,440	63,732
Marui Group Co. Ltd.	2,125	14,889
Mazda Motor Corp.	8,198	20,792
Mediceo Paltac Holdings Co. Ltd.	1,396	15,958
MEIJI Holdings Co. Ltd.*	200	8,030
Minebea Co. Ltd.	3,209	13,563
Mitsubishi Chemical Holdings Corp.	10,757	45,335
Mitsubishi Corp.	11,858	217,560
Mitsubishi Electric Corp.	16,963	106,629
Mitsubishi Estate Co. Ltd.	10,279	170,114
Mitsubishi Gas Chemical Co., Inc.	3,508	19,059
Mitsubishi Heavy Industries Ltd.	26,609	109,654
Mitsubishi Logistics Corp.	1,117	12,300
Mitsubishi Materials Corp.	9,721	30,178
Mitsubishi Motors Corp.*	31,945	59,581
Mitsubishi Rayon Co. Ltd.	4,743	13,716

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Japan - Cont'd
Mitsubishi Tanabe Pharma Corp.	2,059	$23,640
Mitsubishi UFJ Financial Group, Inc.	81,471	500,325
Mitsubishi UFJ Lease & Finance Co. Ltd.	514	16,604
Mitsui & Co. Ltd.	15,139	178,169
Mitsui Chemicals, Inc.	5,374	17,100
Mitsui Engineering & Shipbuilding Co. Ltd.	6,713	15,723
Mitsui Fudosan Co. Ltd.	7,321	126,710
Mitsui Mining & Smelting Co. Ltd.*	5,574	14,323
Mitsui OSK Lines Ltd.	10,037	64,689
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,688	96,080
Mitsumi Electric Co. Ltd.	753	15,979
Mizuho Financial Group, Inc.	83,056	192,981
Mizuho Trust & Banking Co. Ltd.*	13,678	17,593
Murata Manufacturing Co. Ltd.	1,888	79,943
Namco Bandai Holdings, Inc.	1,864	20,425
NEC Corp.*	16,993	66,279
NGK Insulators Ltd.	2,211	44,852
NGK Spark Plug Co. Ltd.	1,565	14,858
Nidec Corp.	956	57,711
Nikon Corp.	2,837	48,723
Nintendo Co. Ltd.	868	238,642
Nippon Building Fund, Inc.	4	34,199
Nippon Electric Glass Co. Ltd.	3,080	34,298
Nippon Express Co. Ltd.	7,777	35,200
Nippon Meat Packers, Inc.	1,670	21,041
Nippon Mining Holdings, Inc.	7,765	40,036
Nippon Oil Corp.	10,966	64,483
Nippon Paper Group, Inc.	801	20,673
Nippon Sheet Glass Co. Ltd.	5,610	16,230
Nippon Steel Corp.	44,702	170,315
Nippon Telegraph & Telephone Corp.	4,558	185,273
Nippon Yusen Kabushiki Kaisha	9,743	41,766
Nipponkoa Insurance Co. Ltd.	5,778	33,481
Nishi-Nippon City Bank Ltd.	6,286	15,792
Nissan Chemical Industries Ltd.	1,232	13,815
Nissan Motor Co. Ltd.	21,807	131,524
Nisshin Seifun Group, Inc.	1,766	20,946
Nisshin Steel Co. Ltd.	6,421	14,268
Nisshinbo Holdings, Inc.	1,156	13,011
Nissin Foods Holdings Co. Ltd.	671	20,308
Nitori Co. Ltd.	356	25,242
Nitto Denko Corp.	1,464	44,318
NOK Corp.	1,059	12,260
Nomura Holdings, Inc.	21,836	182,765
Nomura Real Estate Holdings, Inc.	461	7,916
Nomura Real Estate Office Fund, Inc.	2	12,690
Nomura Research Institute Ltd.	950	21,054
NSK Ltd.	4,148	20,920
NTN Corp.	3,759	14,949
NTT Data Corp.	11	35,437
NTT DoCoMo, Inc.	138	201,355
NTT Urban Development Corp.	10	9,633

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Japan - Cont'd
Obayashi Corp.	5,748	$28,086
Odakyu Electric Railway Co. Ltd.	5,593	47,778
OJI Paper Co. Ltd.	7,598	32,578
Olympus Corp.	1,905	44,721
Omron Corp.	1,862	26,748
Ono Pharmaceutical Co. Ltd.	780	34,475
Oracle Corp. Japan	389	14,239
Oriental Land Co. Ltd.	494	33,041
ORIX Corp.	766	45,131
Osaka Gas Co. Ltd.	17,370	55,385
Panasonic Corp.	17,208	230,585
Panasonic Electric Works Co. Ltd.	3,372	31,799
Promise Co. Ltd.	656	8,343
Rakuten, Inc.	64	38,429
Resona Holdings, Inc.	4,484	62,792
Ricoh Co. Ltd.	5,897	75,465
Rinnai Corp.	436	19,228
Rohm Co. Ltd.	896	65,015
Sankyo Co. Ltd.	485	25,901
Santen Pharmaceutical Co. Ltd.	697	21,178
SANYO Electric Co. Ltd.*	14,774	38,150
Sapporo Holdings Ltd.	2,386	13,595
SBI Holdings, Inc.	148	29,964
Secom Co. Ltd.	1,854	75,128
Sega Sammy Holdings, Inc.	1,660	20,970
Seiko Epson Corp.	1,161	18,833
Sekisui Chemical Co. Ltd.	3,873	24,243
Sekisui House Ltd.	4,491	45,352
Seven & I Holdings Co. Ltd.	6,751	158,230
Seven Bank Ltd.	4	10,449
Sharp Corp.	8,749	90,179
Shikoku Electric Power Co., Inc.	1,637	48,821
Shimadzu Corp.	2,355	18,785
Shimamura Co. Ltd.	211	16,740
Shimano, Inc.	610	23,256
Shimizu Corp.	5,273	22,868
Shin-Etsu Chemical Co. Ltd.	3,588	165,549
Shinko Securities Co. Ltd.	4,764	14,795
Shinsei Bank Ltd.*	8,301	13,239
Shionogi & Co. Ltd.	2,642	50,988
Shiseido Co. Ltd.	3,103	50,721
Shizuoka Bank Ltd.	5,355	52,844
Showa Denko KK	10,645	18,978
Showa Shell Sekiyu KK	1,753	18,459
SMC Corp.	476	50,969
Softbank Corp.	6,606	128,162
Sojitz Corp.	10,988	23,962
Sompo Japan Insurance, Inc.	7,783	51,621
Sony Corp.	8,793	226,921
Sony Financial Holdings, Inc.	7	19,250
SQUARE ENIX HOLDINGS Co. Ltd.	606	14,176

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Japan - Cont'd
Stanley Electric Co. Ltd.	1,283	$25,817
Sumco Corp.	1,048	14,821
Sumitomo Chemical Co. Ltd.	13,841	61,979
Sumitomo Corp.	9,833	99,337
Sumitomo Electric Industries Ltd.	6,629	74,239
Sumitomo Heavy Industries Ltd.	5,121	22,632
Sumitomo Metal Industries Ltd.	29,471	77,757
Sumitomo Metal Mining Co. Ltd.	4,608	64,734
Sumitomo Mitsui Financial Group, Inc.	5,866	236,978
Sumitomo Realty & Development Co. Ltd.	3,326	60,441
Sumitomo Rubber Industries, Inc.	1,585	12,674
Sumitomo Trust & Banking Co. Ltd.	12,495	67,196
Suruga Bank Ltd.	1,939	18,463
Suzuken Co. Ltd.	654	18,892
Suzuki Motor Corp.	3,111	69,496
T&D Holdings, Inc.	2,018	57,485
Taiheiyo Cement Corp.	7,631	13,054
Taisei Corp.	8,507	20,461
Taisho Pharmaceutical Co. Ltd.	1,217	23,010
Taiyo Nippon Sanso Corp.	2,537	24,111
Takashimaya Co. Ltd.	2,902	22,778
Takeda Pharmaceutical Co. Ltd.	6,584	255,580
TDK Corp.	1,026	47,912
Teijin Ltd.	8,546	27,421
Terumo Corp.	1,479	65,042
THK Co. Ltd.	1,084	16,147
Tobu Railway Co. Ltd.	7,348	43,119
Toho Co. Ltd.	1,145	18,620
Toho Gas Co. Ltd.	4,407	17,885
Tohoku Electric Power Co., Inc.	3,776	78,845
Tokio Marine Holdings, Inc.	6,331	173,708
Tokuyama Corp.	2,101	15,334
Tokyo Electric Power Co., Inc.	10,654	273,581
Tokyo Electron Ltd.	1,509	72,406
Tokyo Gas Co. Ltd.	20,425	72,948
Tokyo Steel Manufacturing Co. Ltd.	950	11,505
Tokyo Tatemono Co. Ltd.	2,513	13,895
Tokyu Corp.	10,122	50,939
Tokyu Land Corp.	3,966	17,897
TonenGeneral Sekiyu KK	2,682	27,229
Toppan Printing Co. Ltd.	5,009	50,288
Toray Industries, Inc.	11,741	59,561
Toshiba Corp.	26,912	96,780
Tosoh Corp.	4,570	12,882
TOTO Ltd.	2,414	16,812
Toyo Seikan Kaisha Ltd.	1,389	29,244
Toyo Suisan Kaisha Ltd.	809	16,680
Toyoda Gosei Co. Ltd.	597	15,985
Toyota Industries Corp.	1,628	40,296
Toyota Motor Corp.	24,166	912,679
Toyota Tsusho Corp.	1,884	27,749

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Japan - Cont'd
Trend Micro, Inc.	933	$29,670
Tsumura & Co.	562	17,495
Ube Industries Ltd.	9,017	25,111
Unicharm Corp.	379	28,904
UNY Co. Ltd.	1,624	13,802
Ushio, Inc.	1,057	16,839
USS Co. Ltd.	232	11,892
West Japan Railway Co.	15	49,514
Yahoo! Japan Corp.	131	41,591
Yakult Honsha Co. Ltd.	905	17,225
Yamada Denki Co. Ltd.	771	44,752
Yamaguchi Financial Group, Inc.	1,931	25,419
Yamaha Corp.	1,469	18,229
Yamaha Motor Co. Ltd.	1,955	21,570
Yamato Holdings Co. Ltd.	3,514	46,641
Yamato Kogyo Co. Ltd.	405	11,861
Yamazaki Baking Co. Ltd.	1,156	13,027
Yaskawa Electric Corp.	2,226	14,741
Yokogawa Electric Corp.	2,168	14,482
		17,222,404

Luxembourg - 0.5%
ArcelorMittal	7,509	246,459
Millicom International Cellular SA*	667	37,723
SES SA	2,519	48,064
Tenaris SA	4,180	56,475
		388,721

Netherlands - 4.4%
Aegon NV	12,399	76,216
Akzo Nobel NV	2,021	88,880
ASML Holding NV	3,764	81,593
Corio NV	381	18,560
European Aeronautic Defence and Space Co. NV	3,576	57,916
Fugro NV (CVA)	566	23,488
Heineken Holding NV	987	31,382
Heineken NV	2,152	79,907
ING Groep NV (CVA)	17,146	172,472
James Hardie Industries NV*	3,890	13,073
Koninklijke Ahold NV	10,411	119,560
Koninklijke Boskalis Westminster NV	499	11,308
Koninklijke DSM NV	1,347	42,179
Koninklijke KPN NV	14,955	205,892
Koninklijke Philips Electronics NV	8,499	157,062
QIAGEN NV*	1,786	33,130
Randstad Holding NV*	890	24,690
Reed Elsevier NV	5,798	63,903
Royal Dutch Shell plc:
Series A	31,202	781,286
Series B	23,453	591,995
SBM Offshore NV	1,343	22,991

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Netherlands - Cont'd
TNT NV	3,245	$63,166
Unilever NV (CVA)	14,262	343,986
Wolters Kluwer NV	2,428	42,460
		3,147,095

New Zealand - 0.1%
Contact Energy Ltd.	3,244	12,195
Fletcher Building Ltd.	5,521	23,342
Telecom Corp. of New Zealand Ltd.	16,830	29,532
		65,069

Norway - 0.6%
DnB NOR ASA*	6,409	49,002
Norsk Hydro ASA*	6,185	31,866
Orkla ASA	6,810	49,541
Renewable Energy Corp. ASA:
Common	1,302	10,166
Rights (expires 7/13/2009)	448	1,600
StatoilHydro ASA	9,849	194,283
Telenor ASA*	7,468	57,571
Yara International ASA	1,655	46,282
		440,311

Portugal - 0.3%
Banco Comercial Portugues SA	21,221	21,542
Banco Espirito Santo SA	4,779	25,772
Cimpor Cimentos de Portugal SGPS SA	2,386	17,399
Energias de Portugal SA	16,519	64,775
Galp Energia SGPS SA	1,409	19,782
Jeronimo Martins SGPS SA	2,084	14,219
Portugal Telecom SGPS SA	5,240	51,284
		214,773

Singapore - 1.3%
Ascendas Real Estate Investment Trust	11,343	12,419
CapitaLand Ltd.	22,202	56,400
CapitaMall Trust	19,574	18,850
City Developments Ltd.	4,419	26,090
ComfortDelgro Corp. Ltd.	18,369	16,221
Cosco Corp. Singapore Ltd.	9,136	7,818
DBS Group Holdings Ltd.	15,016	121,888
Fraser and Neave Ltd.	8,780	23,627
Golden Agri-Resources Ltd.:
Common	51,103	13,372
Rights (expires 7/16/2009)	8,687	1,200
Jardine Cycle & Carriage Ltd.	1,156	15,305
Keppel Corp. Ltd.	11,204	53,204
Olam International Ltd.	10,581	17,695
Oversea-Chinese Banking Corp. Ltd.	21,979	101,091
SembCorp Industries Ltd.	8,901	18,509
SembCorp Marine Ltd.	7,323	13,497

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Singapore - Cont'd
Singapore Airlines Ltd.	4,803	$44,012
Singapore Exchange Ltd.	7,477	36,536
Singapore Press Holdings Ltd.	14,958	32,573
Singapore Technologies Engineering Ltd.	12,444	21,009
Singapore Telecommunications Ltd.	70,067	144,615
United Overseas Bank Ltd.	10,712	108,230
UOL Group Ltd.	4,818	10,950
Wilmar International Ltd.	7,261	25,099
		940,210

Spain - 4.5%
Abertis Infraestructuras SA	2,520	47,436
Acciona SA	224	27,519
Acerinox SA	1,303	24,101
ACS Actividades de Construccion y Servicios SA	1,259	63,798
Banco Bilbao Vizcaya Argentaria SA	31,141	392,183
Banco de Sabadell SA	8,006	50,025
Banco de Valencia SA	1,997	19,370
Banco Popular Espanol SA	6,516	56,984
Banco Santander SA	71,364	860,697
Bankinter SA	2,502	29,572
Cintra Concesiones de Infraestructuras de Transporte SA	1,872	11,635
Criteria Caixacorp SA	7,563	34,957
EDP Renovaveis SA*	2,024	20,749
Enagas SA	1,623	31,927
Fomento de Construcciones y Contratas SA	359	14,736
Gamesa Corp. Tecnologica SA	1,615	30,642
Gas Natural SDG SA	2,002	36,442
Grifols SA	1,138	20,114
Grupo Ferrovial SA	502	16,145
Iberdrola Renovables SA*	7,499	34,299
Iberdrola SA	30,673	249,303
Iberia Lineas Aereas de Espana	4,399	9,338
Inditex SA	1,933	92,839
Indra Sistemas SA	959	20,764
Mapfre SA	6,422	20,890
Red Electrica de Espana SA	966	43,679
Repsol YPF SA	6,448	144,506
Sacyr Vallehermoso SA	837	11,597
Telefonica SA	37,034	839,237
Zardoya Otis SA	1,180	24,649
		3,280,133

Sweden - 2.4%
Alfa Laval AB	3,030	28,937
Assa Abloy AB	2,758	38,358
Atlas Copco AB	8,952	89,567
Electrolux AB, Series B*	2,127	29,749
Getinge AB, Series B	1,821	23,826
Hennes & Mauritz AB	4,499	224,413
Husqvarna AB, Series B*	3,647	19,982

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Sweden - Cont'd
Investor AB, Series B	3,993	$61,625
Loomis AB, Series B	521	5,181
Lundin Petroleum AB*	1,967	15,267
Nordea Bank AB	28,215	223,371
OMX AB* (b)	588	-
Sandvik AB	8,858	65,853
Scania AB, Series B	2,809	27,895
Securitas AB, Series B	2,872	24,390
Skandinaviska Enskilda Banken AB*	13,345	58,526
Skanska AB, Series B	3,518	39,257
SKF AB, Series B	3,383	41,723
SSAB Svenskt Stal AB	2,235	25,961
Svenska Cellulosa AB, Series B	5,025	52,763
Svenska Handelsbanken AB	4,284	80,771
Swedbank AB*	2,957	17,178
Swedish Match AB	2,294	37,206
Tele2 AB, Series B	2,748	27,774
Telefonaktiebolaget LM Ericsson, Series B	25,958	253,339
TeliaSonera AB	19,752	103,669
Volvo AB, Series B	13,367	82,647
		1,699,228

Switzerland - 7.7%
ABB Ltd.*	19,258	303,047
Actelion Ltd.*	884	46,344
Adecco SA	1,100	45,924
Aryzta AG*	732	23,540
Baloise Holding AG	438	32,505
Compagnie Financiere Richemont SA	4,608	95,985
Credit Suisse Group AG	9,844	449,251
Geberit AG	367	45,219
Givaudan SA	60	36,745
Holcim Ltd.*	1,825	103,929
Julius Baer Holding AG	1,853	72,228
Kuehne + Nagel International AG	483	37,905
Lindt & Spruengli AG	1	22,095
Logitech International SA*	1,660	23,112
Lonza Group AG	406	40,311
Nestle SA	31,882	1,202,931
Nobel Biocare Holding AG	1,111	24,348
Novartis AG	18,531	752,678
Pargesa Holding SA	252	15,720
Roche Holding AG	6,152	836,741
Schindler Holding AG	645	40,075
SGS SA	41	50,898
Sonova Holding AG	412	33,520
STMicroelectronics NV	6,105	45,771
Straumann Holding AG	74	13,499
Swatch Group AG	341	54,818
Swiss Life Holding AG*	263	22,824
Swiss Reinsurance	3,024	100,023

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Switzerland - Cont'd
Swisscom AG	213	$65,405
Syngenta AG	848	196,863
UBS AG*	25,660	313,857
Xstrata plc	16,679	183,918
Zurich Financial Services AG	1,278	226,156
		5,558,185

United Kingdom - 18.5%
3i Group plc	3,705	14,821
Admiral Group plc	1,629	23,385
AMEC plc	2,892	31,132
Anglo American plc	11,527	336,305
Antofagasta plc	3,446	33,457
Associated British Foods plc	3,215	40,374
AstraZeneca plc	12,656	557,235
Autonomy Corp. plc*	1,868	44,254
Aviva plc	23,228	131,236
BAE Systems plc	30,828	172,051
Balfour Beatty plc	4,244	21,602
Barclays plc	73,301	341,354
Berkeley Group Holdings plc*	796	10,558
BG Group plc	29,364	493,282
BHP Billiton plc	19,290	435,643
BP plc	163,943	1,297,070
British Airways plc*	5,002	10,300
British American Tobacco plc	17,468	482,472
British Land Co. plc	7,434	46,876
British Sky Broadcasting Group plc	9,959	74,696
BT Group plc	67,900	113,651
Bunzl plc	2,901	24,026
Burberry Group plc	3,791	26,457
Cable & Wireless plc	22,343	49,027
Cadbury plc	11,985	102,362
Cairn Energy plc*	1,196	46,196
Capita Group plc	5,456	64,310
Carnival plc	1,421	37,700
Carphone Warehouse Group plc	3,841	10,055
Centrica plc	44,752	164,420
Cobham plc	10,123	28,868
Compass Group plc	16,225	91,411
Diageo plc	21,902	314,476
Drax Group plc	3,003	21,732
Eurasian Natural Resources Corp.	2,266	24,506
FirstGroup plc	4,243	25,048
Friends Provident Group plc	20,401	22,106
G4S plc	11,206	38,529
GlaxoSmithKline plc	45,376	798,906
Hammerson plc	6,109	30,955
Home Retail Group plc	7,789	33,400
HSBC Holdings plc	150,667	1,250,552
ICAP plc	4,533	33,746

EQUITY SECURITIES - Cont'd	SHARES	VALUE
United Kingdom - Cont'd
Imperial Tobacco Group plc	8,895	$231,310
Intercontinental Hotels Group plc	2,277	23,404
International Power plc	13,286	52,153
Invensys plc	7,010	25,835
Investec plc	3,328	17,958
J Sainsbury plc	9,974	51,485
Johnson Matthey plc	1,881	35,709
Kazakhmys plc	1,879	19,583
Kingfisher plc	20,686	60,631
Ladbrokes plc	5,391	16,418
Land Securities Group plc	6,621	51,502
Legal & General Group plc	51,454	48,076
Liberty International plc	3,963	26,012
Lloyds TSB Group plc	142,714	164,212
London Stock Exchange Group plc	1,304	15,108
Lonmin plc	1,359	26,320
Man Group plc	14,930	68,514
Marks & Spencer Group plc	13,820	69,738
National Grid plc	21,244	191,566
Next plc	1,718	41,626
Old Mutual plc	45,998	61,240
Pearson plc	7,106	71,364
Prudential plc	21,799	148,301
Reckitt Benckiser Group plc	5,274	240,314
Reed Elsevier plc	9,657	71,992
Rexam plc	5,701	26,757
Rio Tinto plc	7,863	273,686
Rolls-Royce Group plc*	16,150	96,278
Royal Bank of Scotland Group plc*	147,712	93,917
RSA Insurance Group plc	29,038	57,609
SABMiller plc	7,921	161,221
Sage Group plc	11,814	34,690
Schroders plc	1,077	14,576
Scottish & Southern Energy plc	8,077	151,615
Segro plc	49,682	19,892
Serco Group plc	4,378	30,411
Severn Trent plc	2,071	37,348
Shire plc	4,911	67,721
Smith & Nephew plc	7,724	57,253
Smiths Group plc	3,434	39,734
Standard Chartered plc	16,578	312,183
Standard Life plc	19,066	58,371
Tesco plc	68,819	401,046
Thomas Cook Group plc	3,834	13,000
Thomson Reuters plc	1,487	42,421
Tomkins plc	7,691	18,791
TUI Travel plc	4,994	19,091
Tullow Oil plc	6,968	107,784
Unilever plc	11,250	263,942
United Utilities Group plc	6,023	49,323
Vedanta Resources plc	1,236	26,304

EQUITY SECURITIES - Cont'd	SHARES	VALUE
United Kingdom - Cont'd
Vodafone Group plc	459,199	$887,457
Whitbread plc	1,592	21,424
William Morrison Supermarkets plc	18,456	71,902
Wolseley plc*	2,476	47,326
WPP plc	11,007	73,195
		13,357,181

United States - 0.1%
Synthes, Inc.	533	51,581

Total Equity Securities (Cost $88,259,110)		71,689,673

EXCHANGE TRADED FUNDS - 0.4%
iShares MSCI EAFE Index Fund	7,015	321,357

Total Exchange Traded Funds (Cost $310,190)		321,357

	PRINCIPAL
TIME DEPOSIT - 0.2%	AMOUNT
State Street Corp. Time Deposit, 0.01%, 7/1/09	$133,000	133,000

Total Time Deposit (Cost $133,000)		133,000

TOTAL INVESTMENTS (Cost $88,702,300) - 99.7%		72,144,030
Other assets and liabilities, net - 0.3%		211,529
NET ASSETS - 100%		$72,355,559

Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock with 20,000,000 shares of $.10 par value shares authorized:
Class I: 1,165,844 shares outstanding:		$100,043,249
Class F: 42,685 shares outstanding:		2,626,500
Undistributed net investment income		1,519,085
Accumulated net realized gain (loss) on investments		(15,286,535)
Net unrealized appreciation (depreciation) on investments		(16,546,740)

Net Assets		$72,355,559

Net Asset Value per Share
Class I (based on net assets of $69,745,867)		$59.82
Class F (based on net assets of $2,609,692)		$61.14

(b) This security was valued by the Board of Directors. See note A.

* Non-income producing security.

Abbreviations:
CVA: Certification Van Aandelen
REIT: Real Estate Investment Trust

See notes to financial statements.

EAFE International Index Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $166,801)	$1,461,955
Interest income	462
Total investment income	1,462,417

Expenses:
Investment advisory fee	181,206
Transfer agency fees and expenses	6,742
Distribution Plan expenses:
Class F	1,825
Directors' fees and expenses	5,368
Administrative fees	32,358
Custodian fees	26,040
Reports to shareholders	1,317
Professional fees	10,411
Contract services	17,260
Miscellaneous	14,092
Total expenses	296,619
Reimbursement from Advisor:
Class F	(3,045)
Fees paid indirectly	(11)
Net expenses	293,563

Net Investment Income	1,168,854

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(218,353)
Foreign currency transactions	21,754
(196,599)

Change in unrealized appreciation (depreciation) on:
Investments	3,052,559
Assets and liabilities denominated in foreign currencies	17,499
3,070,058

Net Realized and Unrealized Gain
(Loss) on Investments	2,873,459

Increase (Decrease) in Net Assets
Resulting From Operations	$4,042,313

See notes to financial statements.

EAFE International Index Portfolio
Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations:
Net investment income	$1,168,854	$2,485,490
Net realized gain (loss)	(196,599)	(14,616,221)
Change in unrealized appreciation or (depreciation)	3,070,058	(40,508,872)

Increase (Decrease) in Net Assets
Resulting From Operations	4,042,313	(52,639,603)

Distributions to shareholders from:
Net investment income
Class I shares	--	(3,151,804)
Class F shares	--	(4,508)
Net realized gain
Class I shares	--	(2,054,260)
Class F shares	--	(18)
Total distributions	--	(5,210,590)

Capital share transactions:
Shares sold
Class I shares	10,013,091	28,840,408
Class F shares	1,302,035	1,720,729
Reinvestment of distributions
Class I shares	--	5,206,064
Class F shares	--	4,526
Shares redeemed
Class I shares	(10,016,688)	(29,136,738)
Class F shares	(282,053)	(119,737)
Total capital share transactions	1,016,385	6,515,252

Total Increase (Decrease) in Net Assets	5,058,698	(51,334,941)

Net Assets
Beginning of period	67,296,861	118,631,802
End of period (including undistributed net investment
income of $1,519,085 and $350,231, respectively)	$72,355,559	$67,296,861

See notes to financial statements.

	Six Months Ended	Year Ended
	June 30,	December 31,
capital share activity	2009	2008
Shares sold
Class I shares	193,018	328,264
Class F shares	25,079	24,311
Reinvestment of distributions
Class I shares	--	69,512
Class F shares	--	78
Shares redeemed
Class I shares	(193,772)	(363,522)
Class F shares	(5,255)	(1,538)
Total capital share transactions	19,070	57,105

See notes to financial statements.

Notes to Financial Statements

Note A --- Significant Accounting Policies

General: Summit EAFE International Index Portfolio (the "Portfolio"), a series of Summit Mutual Funds, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Class F shares are subject to Distribution Plan Expenses. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

The Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters. On June 30, 2009, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$326,472	$71,684,558**	--	$72,011,030
Other Debt Securities	--	133,000	--	133,000
TOTAL	$326,472	$71,817,558	--	$72,144,030

*For further breakdown of Equity Securities by country, please refer to the Statement of Net Assets.

**Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted, the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.56% of the Portfolio's average daily net assets. Under the terms of the agreement, $34,086 was payable at period end. In addition, $15,613 was payable at period end for operating expenses paid by the Portfolio during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is .95% and 1.15% for Class I and Class F, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% based on the Portfolio's average daily net assets. Under the terms of the agreement, $6,087 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Distribution plans, adopted by Class F shares, allow the Portfolio to pay the distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed 0.20% annually of average daily net assets of Class F. Under the terms of the agreement, $423 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $84 for the period ended June 30, 2009. Under the terms of the agreement, $14 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $15,305,329 and $12,657,260, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $89,151,227. Net unrealized depreciation aggregated $17,007,197 of which $2,658,383 related to appreciated securities and $19,665,580 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $14,661,353, at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2016.

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class I	2009	2008	2007
Net asset value, beginning	$56.55	$104.77	$98.66
Income from investment operations
Net investment income (loss)	.97	2.17	1.00
Net realized and unrealized gain (loss)	2.30	(45.83)	8.00
Total from investment operations	3.27	(43.66)	9.80
Distributions from
Net investment income	--	(2.77)	(1.48)
Net realized gain	--	(1.79)	(2.21)
Total distributions	--	(4.56)	(3.69)
Total increase (decrease) in net asset value	3.27	(48.22)	6.11
Net asset value, ending	$59.82	$56.55	$104.77

Total return*	5.78%	(42.68%)	10.10%
Ratios to average net assets: A
Net investment income (loss)	3.61% (a)	2.51%	1.48%
Total expenses	.90% (a)	1.22%	1.26%
Expenses before offsets	.90% (a)	.95%	.95%
Net expenses	.90% (a)	.95%	.95%
Portfolio turnover	19%	47%	48%
Net assets, ending (in thousands)	$69,746	$65,973	$118,631

		Years Ended
	December 31,	December 31,	December 31,
Class I	2006	2005	2004 (z)
Net asset value, beginning	$81.98	$74.34	$64.41
Income from investment operations
Net investment income (loss)	1.46	1.59	1.00
Net realized and unrealized gain (loss)	18.83	7.59	10.42
Total from investment operations	20.29	9.18	11.42
Distributions from
Net investment income	(1.63)	(.72)	(.69)
Net realized gain	(1.98)	(.82)	(.80)
Total distributions	(3.61)	(1.54)	(1.49)
Total increase (decrease) in net asset value	16.68	7.64	9.93
Net asset value, ending	$98.66	$81.98	$74.34

Total return*	25.56%	12.57%	18.02%
Ratios to average net assets: A
Net investment income (loss)	1.66%	1.75%	1.70%
Total expenses	1.29%	1.50%	1.69%
Expenses before offsets	.95%	.95%	.95%
Net expenses	.95%	.95%	.95%
Portfolio turnover	44%	77%	55%
Net assets, ending (in thousands)	$58,754	$44,084	$50,938

See notes to financial highlights.

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class F	2009	2008	2007^
Net asset value, beginning	$57.91	$104.76	$102.10
Income from investment operations
Net investment income (loss)	.76	1.25	.01
Net realized and unrealized gain (loss)	2.47	(45.05)	2.65
Total from investment operations	3.23	(43.80)	2.66
Distributions from
Net investment income	--	(1.26)	--
Net realized gain	--	(1.79)	--
Total distributions	--	(3.05)	--
Total increase (decrease) in net asset value	3.23	(46.85)	2.66
Net asset value, ending	$61.14	$57.91	$104.76

Total return*	5.58%	(42.81%)	2.61%
Ratios to average net assets: A
Net investment income (loss)	3.66% (a)	1.33%	.25% (a)
Total expenses	1.48% (a)	1.42%	1.46% (a)
Expenses before offsets	1.15% (a)	1.15%	1.15% (a)
Net expenses	1.15% (a)	1.15%	1.15% (a)
Portfolio turnover	19%	47%	48%
Net assets, ending (in thousands)	$2,610	$1,324	$1

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year.

^ From December 17, 2007 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Barclays Capital Aggregate Bond Index
Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

4	Economic Sectors and Average Annual Total Returns
5	Shareholder Expense Example
6	Statement of Net Assets
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Notes to Financial Statements
17	Financial Highlights
19	Explanation of Financial Tables
20	Proxy Voting
21	Availability of Quarterly Portfolio Holdings

Barclays Capital Aggregate Bond Index Portfolio
Economic Sectors
June 30, 2009

% of Total
Economic Sectors	Investments

Asset Backed Securities	0.1%
Basic Materials	0.7%
Communications	1.4%
Consumer, Cyclical	1.5%
Consumer, Non-cyclical	2.2%
Energy	3.7%
Exchange Traded Funds	3.8%
Financial	5.3%
Government	36.2%
Industrial	3.9%
Mortgage Backed Securities	38.7%
Technology	1.1%
Time Deposit	0.1%
Utilities	1.3%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

				Since Inception
	6 months	1 year	5 years	(3/31/2003)

Summit Barclays Capital Aggregate Bond Index Portfolio	1.47%	6.67%	4.85%	4.12%
Barclays Capital Aggregate Bond Index	1.90%	6.05%	5.01%	4.38%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1.014.50	$2.65
Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.16	$2.66

* Expenses are equal to the Fund's annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365.

BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

	Principal
ASSET-BACKED SECURITIES - 0.1%	Amount	Value
Residential Asset Securities Corp., STEP, 4.61% to 4/25/13, 5.11% thereafter to 5/25/33 (r)	$104,467	$40,931

Total Asset-Backed Securities (Cost $103,275)		40,931

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%
Banc of America Commercial Mortgage, Inc.:
6.186%, 6/11/35	500,000	505,230
5.867%, 4/10/49 (r)	550,000	416,533
Bear Stearns Commercial Mortgage Securities:
4.24%, 8/13/39 (r)	350,000	340,791
4.254%, 7/11/42	469,806	466,733
JP Morgan Chase Commercial Mortgage Securities Corp., 5.464%, 10/12/35	57,271	55,166
JP Morgan Commercial Mortgage Finance Corp., 7.023%, 2/15/32 (e)(r)	13,739	13,861

Total Commercial Mortgage-Backed Securities (Cost $1,877,612)		1,798,314

CORPORATE BONDS - 21.0%
Alcoa, Inc., 5.72%, 2/23/19	149,000	118,185
Apache Corp., 5.625%, 1/15/17	100,000	104,912
AstraZeneca plc, 6.45%, 9/15/37	350,000	387,997
Bank of America Corp., 7.375%, 5/15/14	100,000	103,382
BP Capital Markets plc, 3.625%, 5/8/14	200,000	200,988
Camden Property Trust, 5.875%, 11/30/12	100,000	96,700
Cargill, Inc., 5.00%, 11/15/13 (e)	250,000	248,922
Caterpillar Financial Services Corp., 4.85%, 12/7/12	100,000	104,480
Chevron Corp., 3.95%, 3/3/14	100,000	103,034
Chevron Phillips Chemical Co. LLC, 7.00%, 3/15/11	200,000	207,099
Cisco Systems, Inc., 5.25%, 2/22/11	250,000	264,745
Citigroup, Inc.:
6.50%, 8/19/13	125,000	121,422
6.125%, 5/15/18	200,000	174,932
Coca-Cola Co., 5.35%, 11/15/17	100,000	107,862
Colonial Pipeline Co.:
7.75%, 11/1/10 (e)	375,000	394,726
6.58%, 8/28/32 (e)	100,000	99,600
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	211,047
Conoco Funding Co., 6.35%, 10/15/11	80,000	87,310
CSX Corp., 4.875%, 11/1/09	180,000	180,826
Deere & Co., 6.55%, 10/1/28	250,000	242,534
Deutsche Bank AG, 4.875%, 5/20/13	150,000	153,971
Devon Financing Corp. ULC, 6.875%, 9/30/11	280,000	304,105
Eaton Corp., 5.75%, 7/15/12	439,000	463,411
Emerson Electric Co., 4.75%, 10/15/15	200,000	210,880
Exelon Generation Co. LLC, 5.35%, 1/15/14	230,000	230,380
General Electric Capital Corp., 6.125%, 2/22/11	250,000	262,087

	PRINCIPAL
CORPORATE BONDS - Cont'd	AMOUNT	VALUE
Goldman Sachs Group, Inc., 5.35%, 1/15/16	$200,000	$190,683
GTE Corp., 6.94%, 4/15/28	80,000	81,900
Honeywell International, Inc.:
7.50%, 3/1/10	108,000	112,797
4.25%, 3/1/13	100,000	103,441
Hospira, Inc., 6.40%, 5/15/15 (b)	250,000	263,292
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	253,172
Lockheed Martin Corp., 7.20%, 5/1/36	150,000	177,914
Masco Corp., 5.875%, 7/15/12	180,000	170,471
McDonald's Corp., 4.30%, 3/1/13	100,000	104,017
Merrill Lynch & Co., Inc., 6.875%, 11/15/18	123,000	111,932
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)	100,000	101,125
Microsoft Corp., 2.95%, 6/1/14	100,000	99,354
Morgan Stanley, 6.625%, 4/1/18	250,000	248,042
Northern Trust Corp., 5.50%, 8/15/13	100,000	105,946
Oracle Corp., 5.25%, 1/15/16	250,000	261,604
Pitney Bowes, Inc., 5.75%, 9/15/17	180,000	188,722
Procter & Gamble Co., 4.60%, 1/15/14	100,000	105,240
Progressive Corp., 6.375%, 1/15/12	165,000	166,974
Public Service Co. of North Carolina, Inc., 6.625%, 2/15/11	180,000	190,540
Shell International Finance BV, 4.00%, 3/21/14	300,000	307,654
Suncor Energy, Inc., 6.50%, 6/15/38	250,000	235,360
TCI Communications, Inc., 8.75%, 8/1/15	100,000	115,895
Thomson Reuters Corp., 6.20%, 1/5/12	100,000	104,160
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	273,512
US Bank NA, 4.95%, 10/30/14	100,000	104,954
Verizon Communications, Inc., 4.35%, 2/15/13	100,000	102,225
Walgreen Co., 4.875%, 8/1/13	100,000	105,589
Wal-Mart Stores, Inc.:
3.20%, 5/15/14	250,000	248,966
6.50%, 8/15/37	250,000	279,195
Wells Fargo & Co., 4.375%, 1/31/13	125,000	125,914
XTO Energy, Inc., 4.625%, 6/15/13	200,000	200,709

Total Corporate Bonds (Cost $10,344,692)		10,426,836

EXCHANGE TRADED FUNDS - 3.7%	SHARES
iShares Barclays Aggregate Bond Fund	18,200	1,859,130

Total Exchange Traded Funds (Cost $1,843,317)		1,859,130

	PRINCIPAL
SOVEREIGN GOVERNMENT BONDS - 0.2%	AMOUNT
Province of New Brunswick Canada, 6.75%, 8/15/13	$100,000	108,707

Total Sovereign Government Bonds (Cost $108,192)		108,707

	PRINCIPAL
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 11.1%	AMOUNT	VALUE
Fannie Mae:
5.05%, 2/7/11	$1,300,000	$1,381,726
6.00%, 5/15/11	300,000	326,020
6.125%, 3/15/12	550,000	613,996
4.625%, 10/15/14	100,000	107,797
Federal Farm Credit Bank, 4.25%, 2/1/12	750,000	798,210
Freddie Mac:
7.00%, 3/15/10	1,300,000	1,359,915
3.25%, 2/25/11	300,000	310,540
4.125%, 12/21/12	250,000	266,631
5.00%, 2/16/17	200,000	218,207
4.875%, 6/13/18	100,000	107,830

Total U.S. Government Agencies and Instrumentalities (Cost $5,241,335)		5,490,872

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 34.8%
Fannie Mae:
5.00%, 12/1/16	681,776	713,266
5.00%, 11/1/17	119,104	124,754
5.50%, 8/1/18	368,691	389,406
5.00%, 6/1/20	263,710	274,737
6.50%, 4/1/23	63,425	67,728
6.50%, 8/1/32	307,786	329,301
5.50%, 7/1/33	525,008	544,773
5.50%, 7/1/33	681,241	706,887
6.00%, 8/1/33	86,526	91,125
5.50%, 11/1/33	566,318	587,638
5.50%, 3/1/34	860,341	892,193
6.00%, 6/1/34	442,942	467,313
5.00%, 10/1/34	749,571	766,290
5.50%, 6/1/35	1,132,107	1,172,958
5.50%, 2/1/36	485,468	502,986
5.50%, 11/1/36	746,259	771,445
7.50%, 11/1/36	677,240	732,471
Freddie Mac:
5.00%, 5/1/18	833,759	873,050
4.50%, 9/1/18	332,977	345,345
5.00%, 11/1/20	538,551	560,396
5.00%, 2/1/33	984,093	1,006,351
5.00%, 3/1/33	1,811,843	1,848,835
5.00%, 4/1/35	582,226	594,484
6.00%, 8/1/36	613,990	642,015
6.00%, 10/1/37	1,543,492	1,612,738
Ginnie Mae, 5.50%, 7/20/34	654,624	675,553

Total U.S. Government Agency Mortgage-Backed Securities (Cost $16,808,585)		17,294,038

	PRINCIPAL
U.S. TREASURY - 24.7%	AMOUNT	VALUE
United States Treasury Bonds:
6.25%, 8/15/23	$600,000	$730,969
5.50%, 8/15/28	500,000	577,734
5.25%, 11/15/28	600,000	674,625
6.125%, 8/15/29	200,000	249,062
United States Treasury Notes:
4.00%, 4/15/10	200,000	205,555
5.75%, 8/15/10	300,000	317,273
4.25%, 1/15/11	375,000	394,424
0.875%, 2/28/11	190,000	189,852
4.50%, 9/30/11	200,000	214,375
4.50%, 4/30/12	430,000	465,341
2.75%, 2/28/13	300,000	308,531
3.50%, 5/31/13	405,000	426,705
3.375%, 7/31/13	350,000	366,789
3.125%, 8/31/13	450,000	466,242
3.125%, 9/30/13	750,000	775,898
2.00%, 11/30/13	1,300,000	1,280,906
1.75%, 1/31/14	1,210,000	1,175,969
1.875%, 2/28/14	800,000	779,250
4.00%, 2/15/15	665,000	706,563
4.125%, 5/15/15	350,000	373,297
4.875%, 8/15/16	550,000	607,922
4.625%, 2/15/17	575,000	625,582
3.875%, 5/15/18	100,000	103,031
4.00%, 8/15/18	160,000	165,950
2.75%, 2/15/19	90,000	84,291

Total U.S. Treasury (Cost $12,043,484)		12,266,136

TIME DEPOSIT - 0.1%
State Street Corp. Time Deposit, 0.01%, 7/1/09	63,000	63,000

Total Time Deposit (Cost $63,000)		63,000

TOTAL INVESTMENTS (Cost $48,433,492) - 99.3%		49,347,964
Other assets and liabilities, net - 0.7%		372,489
NET ASSETS - 100%		$49,720,453

Net Assets Consist of:
Paid-in capital applicable to 957,722 shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized		$47,940,770
Undistributed net investment income		1,133,536
Accumulated net realized gain (loss) on investments		(268,325)
Net unrealized appreciation (depreciation) on investments		914,472

Net Assets		$49,720,453

Net Asset Value per Share		$51.92

(b) This security was valued by the Board of Directors. See note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s).
ULC: Unlimited Liability Corporation

See notes to financial statements.

Barclays Capital Aggregate Bond Index Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income	$26,079
Interest income	1,073,017
Total investment income	1,099,096

Expenses:
Investment advisory fee	73,926
Transfer agent fees and expenses	2,352
Accounting fees	2,378
Directors' fees and expenses	3,965
Administrative fees	24,642
Custodian fees	14,039
Professional fees	9,359
Miscellaneous	169
Total expenses	130,830
Fees paid indirectly	(2)
Net expenses	130,828

Net Investment Income	968,268

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(39,720)
Change in unrealized appreciation (depreciation)	(223,070)

Net Realized and Unrealized Gain
(Loss) on Investments	(262,790)

Increase (Decrease) in Net Assets
Resulting From Operations	$705,478

See notes to financial statements.

Barclays Capital Aggregate Bond Index Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$968,268	$2,153,031
Net realized gain (loss)	(39,720)	164,365
Change in unrealized appreciation or (depreciation)	(223,070)	731,034

Increase (Decrease) in Net Assets
Resulting From Operations	705,478	3,048,430

Distributions to shareholders from:
Net investment income	--	(2,284,162)

Capital share transactions:
Shares sold	7,220,207	23,271,552
Reinvestment of distributions	--	2,284,157
Shares redeemed	(9,492,365)	(19,528,466)
Total capital share transactions	(2,272,158)	6,027,243

Total Increase (Decrease) in Net Assets	(1,566,680)	6,791,511

Net Assets
Beginning of period	51,287,133	44,495,622
End of period (including undistributed net investment
income of $1,133,536 and $165,268, respectively)	$49,720,453	$51,287,133

Capital Share Activity
Shares sold	140,917	460,877
Reinvestment of distributions	--	45,892
Shares redeemed	(185,488)	(389,612)
Total capital share activity	(44,571)	117,157

See notes to financial statements.

Notes to Financial Statements

Note A --- Significant Accounting Policies

General: The Summit Barclays Capital Aggregate Bond Index (formerly Lehman Aggregate Bond Index) Portfolio (the "Portfolio"), a series of Summit Mutal Funds, Inc. (or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, securities valued at $263,292 or 0.5% of net assets, were fair valued in good faith under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-backed securities	--	$40,931	--	$40,931
Commercial Mortgage-Backed Securities	--	1,798,314	--	1,798,314
Corporate Bonds	--	10,163,543	$263,292	10,426,835
Exchanged Traded Funds	$1,859,130	--	--	1,859,130
Other Debt Securities	--	63,000	--	63,000
Sovereign Government Bonds	--	108,707	--	108,707
U.S. Government Obligations	--	35,051,047	--	35,051,047
TOTAL	$1,859,130	$47,225,542	$263,292*	$49,347,964

* Level 3 securities represent 0.5% of net assets.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .30% of the Portfolio's average daily net assets. Under the terms of the agreement, $12,226 was payable at period end. In addition, $6,129 was payable at period end for reimbursement of operating expenses paid by the Advisor during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is .60%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $4,075 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $44 for six months ended June 30, 2009. Under the terms of the agreement, $8 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term securities, were $5,163,134 and $4,571,205, respectively. U.S. Government security purchases and sales were $9,374,133 and $8,825,533, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $48,458,158. Net unrealized appreciation aggregated $889,806, of which $1,352,023 related to appreciated securities and $462,217 related to depreciated securities.

Net realized capital loss carryforwards of $198,831 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2014.

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Barclays Capital Aggregate Bond Portfolio	2009	2008	2007
Net asset value, beginning	$51.17	$50.27	$48.85
Income from investment operations
Net investment income (loss)	1.02	2.13	2.13
Net realized and unrealized gain (loss)	(.27)	1.07	1.40
Total from investment operations	.75	3.20	3.53
Distributions from
Net investment income	--	(2.30)	(2.11)
Total distributions	--	(2.30)	(2.11)
Total increase (decrease) in net asset value	0.75	.90	1.42
Net asset value, ending	$51.92	$51.17	$50.27

Total return*	1.47%	6.56%	7.43%
Ratios to average net assets: A
Net investment income (loss)	3.93% (a)	4.29%	4.24%
Total expenses	.53% (a)	.61%	.59%
Expenses before offsets	.53% (a)	.60%	.59%
Net expenses	.53% (a)	.60%	.59%
Portfolio turnover	27%	30%	24%
Net assets, ending (in thousands)	$49,720	$51,287	$44,496

		Years Ended
	December 31,	December 31,	December 31,
Barclays Capital Aggregate Bond Portfolio	2006	2005	2004 (z)
Net asset value, beginning	$49.06	$50.13	$49.78
Income from investment operations
Net investment income (loss)	1.97	1.83	1.71
Net realized and unrealized gain (loss)	(.24)	(1.06)	.03
Total from investment operations	1.73	.77	1.74
Distributions from
Net investment income	(1.94)	(1.84)	(1.39)
Total distributions	(1.94)	(1.84)	(1.39)
Total increase (decrease) in net asset value	(.21)	(1.07)	.35
Net asset value, ending	$48.85	$49.06	$50.13

Total return*	3.64%	1.57%	3.55%
Ratios to average net assets: A
Net investment income (loss)	3.96%	3.54%	3.26%
Total expenses	.59%	.63%	.71%
Expenses before offsets	.59%	.60%	.60%
Net expenses	.59%	.60%	.60%
Portfolio turnover	28%	16%	43%
Net assets, ending (in thousands)	$39,160	$37,657	$32,786

See notes to financials highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

(z) Per share figures calculated using the average shares method.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Inflation Protected Plus
Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

4	Sector Allocations and Average Annual Total Returns
5	Shareholder Expense Example
6	Statement of Net Assets
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Notes to Financial Statements
14	Financial Highlights
16	Explanation of Financial Tables
17	Proxy Voting and Availability of Quarterly Portfolio Holdings

Inflation Protected Plus Portfolio
Sector Allocations
June 30, 2009

% of Total
Sector Allocations	Investments
Long Term	31%
Intermediate Term	25%
Short Term	44%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

			Since Inception
	6 months	1 year	(12/28/06)
Summit Inflation Protected Plus Portfolio	4.27%	-2.62%	5.01%
Barclays Capital U.S. TIPS Index	6.21%	-1.11%	6.04%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,042.70	$3.80
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.08	$3.76

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365.

INFLATION PROTECTED PLUS PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

	Principal
U.S. Treasury - 52.1%	Amount	Value
United States Treasury Bonds:
2.375%, 1/15/25 (i)	$1,538,391	$1,579,495
2.00%, 1/15/26 (i)	999,090	976,454
2.375%, 1/15/27 (i)	602,667	622,724
1.75%, 1/15/28 (i)	681,913	642,383
3.625%, 4/15/28 (i)	942,585	1,145,387
2.50%, 1/15/29 (i)	496,560	527,130
3.875%, 4/15/29 (i)	1,251,634	1,583,708
3.375%, 4/15/32 (i)	204,213	255,712
United States Treasury Notes:
2.00%, 1/15/14 (i)	565,440	578,074
1.75%, 3/31/14	100,000	96,719
2.00%, 7/15/14 (i)	226,234	231,395
1.625%, 1/15/15 (i)	1,351,189	1,343,799
2.00%, 1/15/16 (i)	832,575	844,283
2.50%, 7/15/16 (i)	907,997	951,978
2.375%, 1/15/17 (i)	782,409	815,540
1.625%, 1/15/18 (i)	412,201	407,628

Total U.S. Treasury (Cost $12,617,162)		12,602,409

CORPORATE BONDS - 39.8%
Bank of America Corp.:
1.339%, 4/30/12 (r)	1,000,000	1,012,101
7.375%, 5/15/14	100,000	103,382
Baxter International, Inc., 4.00%, 3/1/14	100,000	101,013
Bottling Group LLC, 6.95%, 3/15/14	100,000	114,604
BP Capital Markets plc, 3.625%, 5/8/14	100,000	100,494
Chevron Corp., 3.95%, 3/3/14	100,000	103,033
Cisco Systems, Inc., 4.95%, 2/15/19	100,000	99,972
Citigroup Funding, Inc., 0.936%, 5/5/11 (r)	500,000	500,820
CME Group, Inc., 5.75%, 2/15/14	100,000	107,109
Coca-Cola Co., 3.625%, 3/15/14	100,000	101,431
Eli Lilly & Co., 4.20%, 3/6/14	100,000	103,150
General Electric Capital Corp.:
0.084%, 3/12/12 (r)	500,000	504,096
0.924%, 5/8/12 (r)	500,000	500,041
General Mills, Inc., 5.65%, 2/15/19	100,000	104,726
GMAC LLC, 0.629%, 12/19/12 (r)	1,000,000	1,003,738
Goldman Sachs Group, Inc., 1.206%, 11/9/11 (r)	1,000,000	1,010,225
Hewlett-Packard Co., 4.75%, 6/2/14	100,000	104,429
Hospira, Inc., 6.40%, 5/15/15 (b)	100,000	105,317

	Principal
CORPORATE BONDS - Cont'd	Amount	Value
JPMorgan Chase & Co., 0.989%, 6/22/12 (r)	1,000,000	$1,013,439
Microsoft Corp., 2.95%, 6/1/14	100,000	99,354
Morgan Stanley, 0.096%, 6/20/12 (r)	1,000,000	1,013,721
Novartis Capital Corp., 4.125%, 2/10/14	100,000	102,918
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	100,000	103,638
Procter & Gamble Co., 3.50%, 2/15/15	100,000	100,797
Shell International Finance BV, 4.00%, 3/21/14	100,000	102,551
State Street Bank and Trust Co., 0.829%, 9/15/11 (r)	900,000	897,282
Unilever Capital Corp., 4.80%, 2/15/19	100,000	100,584
Union Bank, 0.704%, 3/16/11 (r)	200,000	200,764
Wal-Mart Stores, Inc., 3.20%, 5/15/14	100,000	99,587

Total Corporate Bonds (Cost $9,583,748)		9,614,316

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 6.7%
Federal Home Loan Bank, 5.125%, 8/14/13	500,000	548,635
Freddie Mac, 4.75%, 1/19/16	1,000,000	1,073,052

Total U.S. Government Agencies and Instrumentalities (Cost $1,647,029)		1,621,687

TIME DEPOSIT - 0.6%
State Street Corp. Time Deposit, 0.01%, 7/1/09	135,000	135,000

Total Time Deposit (Cost $135,000)		135,000

TOTAL INVESTMENTS (Cost $23,982,939) - 99.2%		23,973,412
Other assets and liabilities, net - 0.8%		204,806
NET ASSETS - 100%		$24,178,218

Net Assets Consist of:
Paid-in capital applicable to 466,636 shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized		$24,754,130
Undistributed net investment income (loss)		(198,226)
Accumulated net realized gain (loss) on investments		(368,159)
Net unrealized appreciation (depreciation) on investments		(9,527)

Net Assets		$24,178,218

Net Asset Value per Share		$51.81

(b) This security was valued by the Board of Directors. See note A.

(i) Inflation protected security.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

LLC: Limited Liability Corporation

See notes to financial statements.

Inflation Protected Plus Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income (loss)
Investment Income:
Interest income	$161,247
Inflation principal income	(285,548)
Total investment income	(124,301)

Expenses:
Investment advisory fee	49,284
Transfer agent fees and expenses	1,163
Accounting fees	612
Directors' fees and expenses	1,610
Administrative fees	9,857
Custodian fees	3,549
Reports to shareholders	7,807
Professional fees	7,903
Miscellaneous	187
Total expenses	81,972
Reimbursement from Advisor	(8,040)
Fees paid indirectly	(7)
Net expenses	73,925

Net Investment Income (Loss)	(198,226)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(114,938)
Change in unrealized appreciation (depreciation)	1,164,666

Net Realized and Unrealized Gain
(Loss) on Investments	1,049,728

Increase (Decrease) in Net Assets
Resulting From Operations	$851,502

See notes to financial statements.

Inflation Protected Plus Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income (loss)	($198,226)	$262,189
Net realized gain (loss)	(114,938)	(252,456)
Change in unrealized appreciation or (depreciation)	1,164,666	(1,231,292)

Increase (Decrease) in Net Assets
Resulting From Operations	851,502	(1,221,559)

Distributions to shareholders from:
Net investment income	--	(269,196)
Return of capital	--	(159,940)
Total distributions	--	(429,136)

Capital share transactions:
Shares sold	8,861,841	23,796,424
Reinvestment of distributions	--	429,136
Shares redeemed	(3,027,229)	(6,240,110)
Total capital share transactions	5,834,612	17,985,450

Total Increase (Decrease) in Net Assets	6,686,114	16,334,755

Net Assets
Beginning of period	17,492,104	1,157,349
End of period (including net investment
loss of $198,226 and $0, respectively)	$24,178,218	$17,492,104

Capital Share Activity
Shares sold	174,520	442,165
Shares reinvested	--	8,714
Shares redeemed	(59,932)	(120,669)
Total capital share activity	114,588	330,210

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Summit Inflation Protected Plus Portfolio (the "Portfolio"), a series of Summit Mutual Funds, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, securities valued at $105, 317 or 0.4% of net assets were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	--	$14,224,096	--	$14,224,096
Corporate debt	--	9,508,999	$105,317	9,614,316
Other debt obligations	--	135,000	--	135,000
TOTAL	--	$23,868,095	$105,317*	$23,973,412

*Level 3 securities represent 0.4% of net assets.

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Treasury Inflation-Protected Securities: The Portfolio invests in Treasury Inflation-Protected Securities ("TIPS"), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Portfolio's distributions.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .50%, of the Portfolio's average daily net assets. Under the terms of the agreement, $9,386 was payable at period end. In addition, $573 was payable at period end for operating expenses paid by the Advisor during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is 0.75%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% based on the Portfolio's average daily net assets. Under the terms of the agreement, $1,877 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $28 for the six months ended June 30, 2009. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term and U.S. government securities, were $13,831,869 and $2,621,383, respectively. U.S. government security purchases and sales were $9,725,020 and $15,062,491, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $24,083,461. Net unrealized depreciation aggregated $110,049, of which $79,201 related to appreciated securities and $189,250 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $765 and $109,614 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2015 and December 2016, respectively.

Financial Highlights

	Periods Ended
	June 30,	December 31,
Inflation Protected Plus portfolio	2009	2008 (z)
Net asset value, beginning	$49.69	$53.00
Income from investment operations
Net investment income (loss)	(.42)	1.35
Net realized and unrealized gain (loss)	2.54	(2.47)
Total from investment operations	2.12	(1.12)
Distributions from
Net investment income	--	(1.37)
Return of capital	--	(.82)
Total distributions	--	(2.19)
Total increase (decrease) in net asset value	2.12	(3.31)
Net asset value, ending	$51.81	$49.69

Total return*	4.27%	(2.33%)
Ratios to average net assets: A
Net investment income (loss)	(2.01%) (a)	2.59%
Total expenses	.83% (a)	1.25%
Expenses before offsets	.75% (a)	.75%
Net expenses	.75% (a)	.75%
Portfolio turnover	89%	56%
Net assets, ending (in thousands)	$24,178	$17,492

	Periods Ended
	December 31,	December 31,
Inflation Protected Plus Portfolio	2007	2006^
Net asset value, beginning	$50.09	$50.00
Income from investment operations
Net investment income (loss)	2.64	--
Net realized and unrealized gain (loss)	2.59	.09
Total from investment operations	5.23	.09
Distributions from
Net investment income	(2.32)	--
Return of capital	--	--
Total distributions	(2.32)	--
Total increase (decrease) in net asset value	2.91	.09
Net asset value, ending	$53.00	$50.09

Total return*	10.80%	.18%
Ratios to average net assets: A
Net investment income (loss)	5.19%	(2.28%) (a)
Total expenses	5.27%	33.70% (a)
Expenses before offsets	.75%	.75% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	8%	0%
Net assets, ending (in thousands)	$1,157	$1,002

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

(z) Per share figures are calculated using Average Shares Method.

* Total return is not annualized for periods less than one year.

^ From December 28, 2006 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Lifestyle ETF Market Strategy Target
Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

4	Asset Allocation and Average Annual Returns
5	Shareholder Expense Example
6	Statement of Net Assets
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Notes to Financial Statements
13	Financial Highlights
15	Explanation of Financial Tables
16	Proxy Voting
17	Availability of Quarterly Portfolio Holdings

Lifestyle ETF Market Strategy Target Portfolio
Asset Allocation
June 30, 2009

% of Total
Asset Allocation	Investments
Domestic Equity Exchange Traded Funds	54%
International and Global Equity Exchange Traded Funds	10%
Fixed Income Exchange Traded Funds	34%
Time Deposit	2%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

	6 months	1 year	Since Inception (12/28/06)
Summit Lifestyle ETF
Market Strategy Target Portfolio	1.97%	-17.71%	-8.16%

Lifestyle ETF
Target Composite Benchmark	2.66%	-13.31%	-6.16%

Summit Lifestyle ETF Target Composite Benchmark is comprised 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,019.70	$3.76
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.08	$3.76

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365. The fees and expenses of the Underlying Funds in which the Portfolio invests are not included in the annualized expense ratios.

LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

Exchange Traded Funds - 97.6%	Shares	Value

iShares Barclays Aggregate Bond Fund	30,144	$3,079,210
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	4,499	457,233
iShares iBoxx $ High Yield Corporate Bond Fund	4,310	343,550
iShares MSCI EAFE Index Fund	19,961	914,413
iShares Russell 2000 Index Fund	8,894	453,238
iShares S&P 500 Growth Index Fund	52,770	2,520,823
iShares S&P 500 Value Index Fund	62,937	2,747,830
Midcap SPDR Trust Series 1	4,362	459,362
Vanguard Emerging Markets	7,197	229,009

Total Exchange Traded Funds (Cost $12,336,492)		11,204,668

	Principal
TIME DEPOSIT - 2.2%	Amount

State Street Corp. Time Deposit, 0.01%, 7/1/09	$250,000	250,000

Total Time Deposit (Cost $250,000)		250,000

TOTAL INVESTMENTS (Cost $12,586,492) - 99.8%		11,454,668
Other assets and liabilities, net - 0.2%		25,497
NET ASSETS - 100%		$11,480,165

Net Assets Consist of:
Paid-in capital applicable to 292,353 shares of common stock outstanding;
$0.01 par value, 20,000,000 shares authorized		$15,028,399
Undistributed net investment income		182,154
Accumulated net realized gain (loss) on investments		(2,598,564)
Net unrealized appreciation (depreciation) on investments		(1,131,824)

Net Assets		$11,480,165

Net Asset Value per Share		$39.27

See notes to financial statements.

Lifestyle ETF Market Strategy Target Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income	$148,154
Interest Income	10
Total investment income	148,164

Expenses:
Investment advisory fee	28,688
Transfer agent fees and expenses	1,420
Accounting fees	12
Directors' fees and expenses	849
Administrative fees	5,216
Custodian fees	1,767
Reports to shareholders	135
Professional fees	7,291
Miscellaneous	403
Total expenses	45,781
Reimbursement from Advisor	(6,655)
Fees paid indirectly	(7)
Net expenses	39,119

Net Investment Income	109,045

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(1,380,121)
Change in unrealized appreciation (depreciation)	1,506,503

Net Realized and Unrealized Gain
(Loss) on Investments	126,382

Increase (Decrease) in Net Assets
Resulting From Operations	$235,427

See notes to financial statements.

Lifestyle ETF Market Strategy Target Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$109,045	$324,091
Net realized gain (loss)	(1,380,121)	(1,212,625)
Change in unrealized appreciation or (depreciation)	1,506,503	(2,471,324)

Increase (Decrease) in Net Assets
Resulting From Operations	235,427	(3,359,858)

Distributions to shareholders from:
Net investment income	--	(310,151)
Net realized gain	--	(2,098)
Total distributions	--	(312,249)

Capital share transactions:
Shares sold	1,314,047	12,266,373
Reinvestment of distributions	--	312,250
Shares redeemed	(740,844)	(2,921,273)
Total capital share transactions	573,203	9,657,350

Total Increase (Decrease) in Net Assets	808,630	5,985,243

Net Assets
Beginning of period	10,671,535	4,686,292
End of period (including undistributed net investment
income of $182,154 and $73,109, respectively)	$11,480,165	$10,671,535

Capital Share Activity
Shares sold	35,671	235,845
Reinvestment of distributions	--	8,273
Shares redeemed	(20,425)	(56,064)
Total capital share activity	15,246	188,054

See notes to financial statements.

Notes to Financial Statements

Note A --- Significant Accounting Policies

General: The Summit Lifestyle ETF Market Strategy Target Portfolio (the "Portfolio"), a series of Summit Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in various exchange traded funds (the "Underlying Funds"), representing different market exposure.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$11,204,668	--	--	$11,204,668
Other debt obligations	--	$250,000	--	250,000
TOTAL	$11,204,668	$250,000	--	$11,454,668

Security Transactions and Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.55% of the Portfolio's average daily net assets. Under the terms of the agreement, $5,145 was payable at period end. In addition, $894 was payable at period end for operating expenses paid by the Advisor during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is 0.75%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $935 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $32 for the six months ended June 30, 2009. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $4,167,641 and $3,618,519, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $13,693,919. Net unrealized depreciation aggregated $2,239,251, of which $91,720 related to appreciated securities and $2,330,971 related to depreciated securities.

Net realized capital loss carryforwards of $827,784 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2016.

Financial Highlights

	Periods Ended
	June 30,	December 31,
Lifestyle ETF Market Strategy Target Portfolio	2009	2008
Net asset value, beginning	$38.51	$52.62
Income from investment operations
Net investment income (loss)	.36	.74
Net realized and unrealized gain (loss)	.40	(13.70)
Total from investment operations	.76	(12.96)
Distributions from
Net investment income	--	(1.14)
Net realized gain	--	(.01)
Total distributions	--	(1.15)
Total increase (decrease) in net asset value	.76	(14.11)
Net asset value, ending	$39.27	$38.51

Total return*	1.97%	(24.72%)
Ratios to average net assets: A,B
Net investment income (loss)	2.09% (a)	2.58%
Total expenses	.88% (a)	1.13%
Expenses before offsets	.75% (a)	.75%
Net expenses	.75% (a)	.75%
Portfolio turnover	35%	79%
Net assets, ending (in thousands)	$11,480	$10,672

	Periods Ended
	December 31,	December 31,
Lifestyle ETF Market Strategy Target Portfolio	2007 (z)	2006^
Net asset value, beginning	$49.84	$50.00
Income from investment operations
Net investment income (loss)	2.33	--
Net realized and unrealized gain (loss)	.45	(.16)
Total from investment operations	2.78	(.16)
Distributions from
Net investment income	--	--
Net realized gain	--	--
Total distributions	--	--
Total increase (decrease) in net asset value	2.78	(.16)
Net asset value, ending	$52.62	$49.84
Total return*	5.58%	(.32%)
Ratios to average net assets: A,B
Net investment income (loss)	4.46%	(.59%) (a)
Total expenses	4.09%	220.56% (a)
Expenses before offsets	.75%	.75% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	17%	0%
Net assets, ending (in thousands)	$4,686	$150

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

B Amounts do not include the activity of the underlying funds.

(a) Annualized.

(z) Per share figures calculated using the average shares method.

* Total return is not annualized for periods less than one year.

^ From December 28, 2006 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Lifestyle ETF Market Strategy Conservative
Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

1	Asset Allocation and Average Annual Total Returns
2	Shareholder Expense Example
3	Statement of Net Assets
4	Statement of Operations
5	Statements of Changes in Net Assets
6	Notes to Financial Statements
10	Financial Highlights
12	Explanation of Financial Tables
13	Proxy Voting
14	Availability of Quarterly Portfolio Holdings

Lifestyle ETF Market Strategy Conservative Portfolio
Asset Allocation
June 30, 2009

% of Total
Asset Allocation	Investments

Domestic Equity Exchange Traded Funds	37%
International and Global Equity Exchange Traded Funds	7%
Fixed Income Exchange Traded Funds	53%
Time Deposit	3%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

	6 months	1 year	Since Inception (12/28/06)
Summit Lifestyle ETF
Market Strategy Conservative Portfolio	1.15%	-8.46%	-2.89%

Lifestyle ETF Conservative
Composite Benchmark	2.41%	-6.86%	-2.22%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Summit Lifestyle ETF Conservative Composite Benchmark is comprised 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,011.20	$3.74
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.08	$3.76

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365. The fees and expenses of the Underlying Funds in which the Portfolio invests are not included in the annualized expense ratios.

LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

Exchange Traded Funds - 97.2%	Shares	Value

iShares Barclays Aggregate Bond Fund	10,360	$1,058,274
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,552	157,730
iShares iBoxx $ High Yield Corporate Bond Fund	1,485	118,369
iShares MSCI EAFE Index Fund	3,045	139,492
iShares Russell 2000 Index Fund	1,375	70,070
iShares S&P 500 Growth Index Fund	8,043	384,214
iShares S&P 500 Value Index Fund	9,605	419,354
Midcap SPDR Trust Series 1	664	69,926
Vanguard Emerging Markets	1,126	35,829

Total Exchange Traded Funds (Cost $2,359,519)		2,453,258

	Principal
TIME DEPOSIT - 2.8%	Amount
State Street Corp. Time Deposit, 0.01%, 7/1/09	$71,000	71,000

Total Time Deposit (Cost $71,000)		71,000

TOTAL INVESTMENTS (Cost $2,430,519) - 100.0%		2,524,258
Other assets and liabilities, net - 0.0%		(177)
NET ASSETS - 100%		$2,524,081

Net Assets Consist of:
Paid-in capital applicable to 57,233 shares of common stock outstanding;
$0.01 par value, 20,000,000 shares authorized		$2,739,032
Undistributed net investment income		27,405
Accumulated net realized gain (loss) on investments		(336,095)
Net unrealized appreciation (depreciation) on investments		93,739

Net Assets		$2,524,081

Net Asset Value per Share		$44.10

See notes to financial statements.

Lifestyle ETF Market Strategy Conservative Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income	$35,196
Total investment income	35,196

Expenses:
Investment advisory fee	6,392
Transfer agent fees and expenses	1,403
Directors' fees and expenses	202
Administrative fees	1,162
Custodian fees	1,345
Reports to shareholders	779
Professional fees	6,405
Miscellaneous	296
Total expenses	17,984
Reimbursement from Advisor	(9,264)
Fees paid indirectly	(3)
Net expenses	8,717

Net Investment Income	26,479

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(227,683)
Change in unrealized appreciation (depreciation)	225,494

Net Realized and Unrealized Gain
(Loss) on Investments	(2,189)

Increase (Decrease) in Net Assets
Resulting From Operations	$24,290

See notes to financial statements.

Lifestyle ETF Market Strategy Conservative Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$26,479	$47,659
Net realized gain (loss)	(227,683)	(108,357)
Change in unrealized appreciation or (depreciation)	225,494	(134,151)

Increase (Decrease) in Net Assets
Resulting From Operations	24,290	(194,849)

Distributions to shareholders from:
Net investment income	--	(70,432)
Net realized gain	--	(776)
Total distributions	--	(71,208)

Capital share transactions:
Shares sold	1,079,339	1,830,907
Reinvestment of distributions	--	71,207
Shares redeemed	(774,888)	(351,647)
Total capital share transactions	304,451	1,550,467

Total Increase (Decrease) in Net Assets	328,741	1,284,410

Net Assets
Beginning of period	2,195,340	910,930
End of period (including undistributed net investment income of $27,405 and $926, respectively)	$2,524,081	$2,195,340

Capital Share Activity
Shares sold	25,931	38,698
Reinvestment of distributions	--	1,672
Shares redeemed	(19,046)	(7,256)
Total capital share activity	6,885	33,114

See notes to financial statements.

Notes to Financial Statements

Note A --- Significant Accounting Policies

General: The Summit Lifestyle ETF Market Strategy Conservative Portfolio (the "Portfolio"), a series of Summit Mutal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in various exchange traded funds (the "Underlying Funds"), representing different market exposure.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$2,453,258	--	--	$2,453,258
Other debt obligations	--	$71,000	--	71,000
TOTAL	$2,453,258	$71,000	--	$2,524,258

Security Transactions and Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.55% of the Portfolio's average daily net assets. Under the terms of the agreement, $1,159 was payable at period end. In addition, $1,139 was receivable from the Advisor for reimbursement of operating expenses paid by the Portfolio during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is 0.75%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $211 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $32 for the six months ended June 30, 2009. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $1,452,267 and $1,180,293, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $2,552,675. Net unrealized depreciation aggregated $28,417, of which $42,141 related to appreciated securities and $70,558 related to depreciated securities.

Net realized capital loss carryforwards of $56,711 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2016.

Financial Highlights

	Periods Ended
	June 30,	December 31,
Lifestyle ETF Market Strategy Conservative Portfolio	2009	2008
Net asset value, beginning	$43.60	$52.86
Income from investment operations
Net investment income (loss)	.46	1.09
Net realized and unrealized gain (loss)	.04	(7.85)
Total from investment operations	.50	(6.76)
Distributions from
Net investment income	--	(2.45)
Net realized gain	--	(.05)
Total distributions	--	(2.50)
Total increase (decrease) in net asset value	.50	(9.26)
Net asset value, ending	$44.10	$43.60

Total return*	1.15%	(13.12%)
Ratios to average net assets: A,B
Net investment income (loss)	2.28% (a)	3.50%
Total expenses	1.55% (a)	4.48%
Expenses before offsets	.75% (a)	.75%
Net expenses	.75% (a)	.75%
Portfolio turnover	52%	66%
Net assets, ending (in thousands)	$2,524	$2,195

	Periods Ended
	December 31,	December 31,
Lifestyle ETF Market Strategy Conservative Portfolio	2007(z)	2006^
Net asset value, beginning	$49.89	$50.00
Income from investment operations
Net investment income (loss)	1.80	--
Net realized and unrealized gain (loss)	1.17	(.11)
Total from investment operations	2.97	(.11)
Distributions from
Net investment income	--	--
Net realized gain	--	--
Total distributions	--	--
Total increase (decrease) in net asset value	2.97	(.11)
Net asset value, ending	$52.86	$49.89

Total return*	5.95%	(.22%)
Ratios to average net assets: A,B
Net investment income (loss)	3.47%	(.52%) (a)
Total expenses	7.28%	220.34% (a)
Expenses before offsets	.75%	.75% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	15%	0%
Net assets, ending (in thousands)	$911	$150

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

B Amounts do not include the activity of the underlying funds.

(a) Annualized.

(z) Per share figures calculated using the average shares method.

* Total return is not annualized for periods less than one year.

^ From December 28, 2006 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Lifestyle ETF Market Strategy Aggressive
Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

4	Asset Allocation and Average Annual Total Returns
5	Shareholder Expense Example
6	Statement of Net Assets
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Notes to Financial Statements
13	Financial Highlights
15	Explanation of Financial Tables
16	Proxy Voting
17	Availability of Quarterly Portfolio Holdings

Lifestyle ETF Market Strategy Aggressive Portfolio
Asset Allocation
June 30, 2009

% of Total
Asset Allocation	Investments

Domestic Equity Exchange Traded Funds	71%
International and Global Equity Exchange Traded Funds	13%
Fixed Income Exchange Traded Funds	15%
Time Deposit	1%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

			Since Inception
	6 months	1 year	(12/28/06)
Summit Lifestyle ETF
Market Strategy Aggressive Portfolio	1.21%	-20.26%	-10.14%
Lifestyle ETF Aggressive Composite Benchmark	2.91%	-19.76%	-10.10%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Summit Lifestyle ETF Aggressive Composite Benchmark is comprised 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,011.80	$3.74
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.08	$3.76

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365. The fees and expenses of the Underlying Funds in which the Portfolio invests are not included in the annualized expense ratios.

LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

Exchange Traded Funds - 100.0%	Shares	Value
iShares Barclays Aggregate Bond Fund	1,678	$171,408
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	271	27,542
iShares iBoxx $ High Yield Corporate Bond Fund	255	20,326
iShares MSCI EAFE Index Fund	3,391	155,342
iShares Russell 2000 Index Fund	1,833	93,410
iShares S&P 500 Growth Index Fund	8,567	409,246
iShares S&P 500 Value Index Fund	10,249	447,471
Midcap SPDR Trust Series 1	879	92,567
Vanguard Emerging Markets	1,225	38,979

Total Exchange Traded Funds (Cost $1,528,265)		1,456,291

	Principal
TIME DEPOSIT - 0.8%	Amount
State Street Corp. Time Deposit, 0.01%, 7/1/09	$11,000	11,000

Total Time Deposit (Cost $11,000)		11,000

TOTAL INVESTMENTS (Cost $1,539,265) - 100.8%		1,467,291
Other assets and liabilities, net - (0.8%)		(11,383)
Net Assets - 100%		$1,455,908

Net Assets Consist of:
Paid-in capital applicable to 39,593 shares of common stock outstanding; $0.01 par value, 20,000,000 shares authorized		$1,787,186
Undistributed net investment income		14,978
Accumulated net realized gain (loss) on investments		(274,282)
Net unrealized appreciation (depreciation) on investments		(71,974)

Net Assets		$1,455,908

Net Asset Value per Share		$36.77

See notes to financial statements.

Lifestyle ETF Market Strategy Aggressive Portfolio
Statement of Operations
six months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income	$19,154
Total investment income	19,154

Expenses:
Investment advisory fee	3,451
Transfer agent fees and expenses	1,401
Directors' fees and expenses	99
Administrative fees	628
Custodian fees	966
Reports to shareholders	107
Professional fees	6,250
Miscellaneous	301
Total expenses	13,203
Reimbursement from Advisor	(8,495)
Fees paid indirectly	(1)
Net expenses	4,707

Net Investment Income	14,447

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(166,947)
Change in unrealized appreciation (depreciation)	199,236

Net Realized and Unrealized Gain
(Loss) on Investments	32,289

Increase (Decrease) in Net Assets
Resulting From Operations	$46,736

See notes to financial statements.

Lifestyle ETF Market Strategy Aggressive Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$14,447	$26,354
Net realized gain (loss)	(166,947)	(107,257)
Change in unrealized appreciation or (depreciation)	199,236	(264,832)

Increase (Decrease) in Net Assets
Resulting From Operations	46,736	(345,735)

Distributions to shareholders from:
Net investment income	--	(42,235)
Net realized gain	--	(125)
Total distributions	--	(42,360)

Capital share transactions:
Shares sold	402,750	640,683
Reinvestment of distributions	--	42,360
Shares redeemed	(205,137)	(61,545)
Total capital share transactions	197,613	621,498

Total Increase (Decrease) in Net Assets	244,349	233,403

Net Assets
Beginning of period	1,211,559	978,156
End of period (including undistributed net investment
income of $14,978 and $531, respectively)	$1,455,908	$1,211,559

Capital Share Activity
Shares sold	12,216	14,956
Reinvestment of distributions	--	1,201
Shares redeemed	(5,969)	(1,520)
Total capital share activity	6,247	14,637

See notes to financial statements.

Notes to Financial Statements

Note A --- significant Accounting Policies

General: The Summit Lifestyle ETF Market Strategy Aggressive Portfolio (the "Portfolio"), a series of Summit Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in various exchange traded funds (the "Underlying Funds"), representing different market exposure.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$1,456,291	--	--	$1,456,291
Other debt obligations	--	$11,000	--	11,000
TOTAL	$1,456,291	$11,000	--	$1,467,291

Security Transactions and Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.55% of the Portfolio's average daily net assets. Under the terms of the agreement, $672 was payable at period end. In addition, $629 was receivable from the Advisor for reimbursement of operating expenses paid by the Portfolio during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is 0.75%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement $122 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $28 for the six months ended June 30, 2009. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $695,983 and $485,887, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $1,695,647. Net unrealized depreciation aggregated $228,356, of which $10,915 related to appreciated securities and $239,271 related to depreciated securities.

Net realized capital loss carryforwards of $48,627 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2016.

Financial Highlights

	Periods Ended
	June 30,	December 31,
Lifestyle ETF Market Strategy Aggressive Portfolio	2009	2008
Net asset value, beginning	$36.33	$52.28
Income from investment operations
Net investment income (loss)	.36	.78
Net realized and unrealized gain (loss)	.08	(15.08)
Total from investment operations	.44	(14.30)
Distributions from
Net investment income	--	(1.64)
Net realized gain	--	(.01)
Total distributions	--	(1.65)
Total increase (decrease) in net asset value	.44	(15.95)
Net asset value, ending	$36.77	$36.33

Total return*	1.21%	(27.72%)
Ratios to average net assets: A,B
Net investment income (loss)	2.30% (a)	2.50%
Total expenses	2.10% (a)	5.55%
Expenses before offsets	.75% (a)	.75%
Net expenses	.75% (a)	.75%
Portfolio turnover	39%	69%
Net assets, ending (in thousands)	$1,456	$1,212

	Periods Ended
	December 31,	December 31,
Lifestyle ETF Market Strategy Aggressive Portfolio	2007 (z)	2006^
Net asset value, beginning	$49.79	$50.00
Income from investment operations
Net investment income (loss)	1.23	--
Net realized and unrealized gain (loss)	1.26	(.21)
Total from investment operations	2.49	(.21)
Distributions from
Net investment income	--	--
Net realized gain	--	--
Total distributions	--	--
Total increase (decrease) in net asset value	2.49	(.21)
Net asset value, ending	$52.28	$49.79

Total return*	5.00%	(.42%)
Ratios to average net assets: A,B
Net investment income (loss)	2.35%	(.72%) (a)
Total expenses	7.14%	220.77% (a)
Expenses before offsets	.75%	.75% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	27%	0%
Net assets, ending (in thousands)	$978	$149

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

B Amounts do not include the activity of the underlying funds.

(a) Annualized.

(z) Per share figures calculated using the average shares method.

* Total return is not annualized for periods less than one year.

^ From December 28, 2006 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Natural Resources
Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

4	Economic Sectors and Average Annual Total Returns
5	Shareholder Expense Example
6	Statement of Net Assets
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Notes to Financial Statements
13	Financial Highlights
15	Explanation of Financial Tables
16	Proxy Voting
17	Availability of Quarterly Portfolio Holdings

Natural Resources Portfolio
Economic Sectors
June 30, 2009

% of Total
economic sectors	Investments
Material Stocks	24.6%
Energy Stocks	22.5%
Water Stocks	4.1%
Utilities Stocks	4.2%
Energy Commodities	19.9%
Grain Commodities	8.6%
Industrial Metals Commodities	7.4%
Precious Metals Commodities	5.4%
Soft Commodities	2.0%
Livestock Commodities	1.3%

Total	100%

Average Annual Total Returns
(Period ended June 30, 2009)

			Since Inception
	6 months	1 year	(12/28/2006)
Summit Natural Resources Portfolio	9.72%	-44.55%	-8.45%
S&P 500 Index	3.16%	-26.21%	-14.01%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,097.50	$3.90
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.08	$3.76

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365. The fees and expenses of the Underlying Funds in which the Portfolio invests are not included in the annualized expense ratios.

NATURAL RESOURCES PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

INVESTMENT COMPANIES - 96.3%	SHARES	VALUE
iPath Dow Jones-AIG Commodity Index Total Return ETN*	73,683	$2,736,586
iShares Dow Jones US Utilities Sector Index ETF	7,454	498,002
iShares S&P Global Materials Index ETF	18,739	871,926
iShares S&P North American Natural Resources Sector Index ETF	98,756	2,736,529
PowerShares DB Commodity Index Tracking Fund	121,743	2,753,827
PowerShares Water Resources Portfolio ETF	33,911	499,170
Vanguard Materials ETF	40,984	2,132,397

Total Investment Companies (Cost $14,854,080)		12,228,437

	PRINCIPAL
TIME DEPOSIT - 5.2%	AMOUNT
State Street Corp. Time Deposit, 0.01%, 7/1/09	$657,000	657,000

Total Time Deposit (Cost $657,000)		657,000

TOTAL INVESTMENTS (Cost $15,511,080) - 101.5%		12,885,437
Other assets and liabilities, net - (1.5%)		(193,102)
NET ASSETS - 100%		$12,692,335

Net Assets Consist of:
Paid-in capital applicable to 317,604 shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized		$18,565,398
Undistributed net investment income		11,936
Accumulated net realized gain (loss) on investments		(3,259,356)
Net unrealized appreciation (depreciation) on investments		(2,625,643)

Net Assets		$12,692,335

Net Asset Value per Share		$39.96

* Non-income producing security.

Abbreviations:
ETF: Exchange-traded fund
ETN: Exchange-traded note

See notes to financial statements.

Natural Resources Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income	$29,642
Interest income	50
Total investment income	29,692

Expenses:
Investment advisory fee	25,026
Transfer agent fees and expenses	1,481
Directors' fees and expenses	750
Administrative fees	4,550
Custodian fees	1,775
Reports to shareholders	931
Professional fees	7,906
Miscellaneous	19
Total expenses	42,438
Reimbursement from Advisor	(8,300)
Fees paid indirectly	(12)
Net expenses	34,126

Net Investment Income (Loss)	(4,434)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(1,023,705)
Change in unrealized appreciation (depreciation)	1,919,992

Net Realized and Unrealized Gain
(Loss) on Investments	896,287

Increase (Decrease) in Net Assets
Resulting From Operations	$891,853

See notes to financial statements.

Natural Resources Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income (loss)	($4,434)	$32,764
Net realized gain (loss)	(1,023,705)	(2,232,758)
Change in unrealized appreciation or (depreciation)	1,919,992	(4,718,312)

Increase (Decrease) in Net Assets
Resulting From Operations	891,853	(6,918,306)

Distributions to shareholders from:
Net investment income	--	(18,369)

Capital share transactions:
Shares sold	5,641,301	21,854,364
Reinvestment of distributions	--	18,369
Shares redeemed	(1,514,825)	(8,516,773)
Total capital share transactions	4,126,476	13,355,960

Total Increase (Decrease) in Net Assets	5,018,329	6,419,285

Net Assets
Beginning of period	7,674,006	1,254,721
End of period (including undistributed net investment income of
$11,936 and $16,370, respectively)	$12,692,335	$7,674,006

Capital Share Activity
Shares sold	149,521	342,208
Reinvestment of distributions	--	516
Shares redeemed	(42,631)	(152,612)
Total capital share activity	106,890	190,112

See notes to financial statements.

Notes to Financial Statements

Note A --- Significant Accounting Policies

General: Summit Natural Resources Portfolio (the "Portfolio"), a series of Summit Mutual Funds, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of sixteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in exchange traded funds and exchange traded notes (the "Underlying Funds") representing different natural resources exposures.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entitiy, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds & Notes	$12,228,437	--	--	$12,228,437
Other debt obligations	--	$657,000	--	657,000
TOTAL	$12,228,437	$657,000	--	$12,885,437

Security Transactions and Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.55%, of the Portfolio's average daily net assets. Under the terms of the agreement, $5,534 was payable at period end. In addition, $471 was payable at period end for operating expenses paid by the Advisor during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is 0.75%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% based on the Portfolio's average daily net assets.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $36 for the period ended June 30, 2009. Under the terms of the agreement, $6 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $5,443,481 and $1,498,083, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $17,449,996. Net unrealized depreciation aggregated $4,564,559, of which $62,826 related to appreciated securities and $4,627,385 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $394 and $1,164,237 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2015 and December 2016, respectively.

Financial Highlights

	Periods Ended
	June 30,	December 31,
Natural Resources Portfolio	2009	2008
Net asset value, beginning	$36.42	$60.90
Income from investment operations
Net investment income (loss)	(.04)	.10
Net realized and unrealized gain (loss)	3.58	(24.46)
Total from investment operations	3.54	(24.36)
Distributions from
Net investment income	--	(.12)
Total distributions	--	(.12)
Total increase (decrease) in net asset value	3.54	(24.48)
Net asset value, ending	$39.96	$36.42

Total return*	9.72%	(40.03%)
Ratios to average net assets: A,B
Net investment income (loss)	(.10%) (a)	.40%
Total expenses	.93% (a)	1.38%
Expenses before offsets	.75% (a)	.75%
Net expenses	.75% (a)	.75%
Portfolio turnover	17%	101%
Net assets, ending (in thousands)	$12,692	$7,674

	Periods Ended
	December 31,	December 31,
Natural Resources Portfolio	2007	2006^
Net asset value, beginning	$49.98	$50.00
Income from investment operations
Net investment income (loss)	.10	--
Net realized and unrealized gain (loss)	10.82	(.02)
Total from investment operations	10.92	(.02)
Distributions from
Net investment income	--	--
Total distributions	--	--
Total increase (decrease) in net asset value	10.92	(.02)
Net asset value, ending	$60.90	$49.98

Total return*	21.85%	(.04%)
Ratios to average net assets: A,B
Net investment income (loss)	.23%	(.75%) (a)
Total expenses	6.33%	133.46% (a)
Expenses before offsets	.75%	.75% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	28%	0%
Net assets, ending (in thousands)	$1,255	$250

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

B Amounts do not include the activity of the underlying funds.

(a) Annualized.

*      Total return is not annualized for periods less than one year.

^     From December 28, 2006, Inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

  This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SUMMIT MUTUAL FUNDS, INC.

By:	___/s/ Barbara J. Krumsiek Barbara J. Krumsiek Chairman -- Principal Executive Officer
Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

___/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairman -- Principal Executive Officer
Date: August 31, 2009

__/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date: August 31, 2009